Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.0%
Adient plc *	3,520	149,424
American Axle & Manufacturing Holdings, Inc. *	7,266	64,377
Aptiv plc *	2,312	370,729
Autoliv, Inc.	1,544	148,826
BorgWarner, Inc.	5,826	252,149
Cooper-Standard Holding, Inc. *	1,741	40,200
Dana, Inc.	4,187	90,021
Dorman Products, Inc. *	292	32,406
Ford Motor Co.	153,078	2,937,567
Fox Factory Holding Corp. *	113	19,862
General Motors Co. *	39,575	2,290,205
Gentex Corp.	3,529	121,504
Gentherm, Inc. *	399	33,696
Harley-Davidson, Inc.	3,367	123,333
LCI Industries	341	51,924
Lear Corp.	1,955	328,029
Modine Manufacturing Co. *	1,684	17,446
Patrick Industries, Inc.	295	23,532
Standard Motor Products, Inc.	553	27,672
Stoneridge, Inc. *	589	12,858
Tenneco, Inc., Class A *	4,724	49,602
Tesla, Inc. *	122	139,661
The Goodyear Tire & Rubber Co. *	21,646	435,301
Thor Industries, Inc.	1,103	116,598
Veoneer, Inc. *	845	30,082
Visteon Corp. *	1,158	122,655
Winnebago Industries, Inc.	432	31,199
		8,060,858

Banks 7.3%
Ameris Bancorp	193	9,393
Associated Banc-Corp.	2,287	50,085
Atlantic Union Bankshares Corp.	492	15,995
Axos Financial, Inc. *	345	19,530
Bank of America Corp.	101,072	4,494,672
Bank of Hawaii Corp.	451	35,981
Bank OZK	1,107	49,494
BankUnited, Inc.	1,316	52,166
Banner Corp.	421	24,115
Berkshire Hills Bancorp, Inc.	555	14,824
BOK Financial Corp.	308	31,789
Brookline Bancorp, Inc.	825	12,730
Cadence Bank	1,708	49,908
Capitol Federal Financial, Inc.	1,645	18,687
Cathay General Bancorp	818	34,282
Central Pacific Financial Corp.	631	16,892
CIT Group, Inc.	3,033	148,799
Citigroup, Inc.	59,022	3,759,701
Citizens Financial Group, Inc.	7,287	344,456
City Holding Co.	93	7,297
SECURITY	NUMBER OF SHARES	VALUE ($)
Columbia Banking System, Inc.	694	22,805
Comerica, Inc.	2,865	236,448
Commerce Bancshares, Inc.	647	45,161
Community Bank System, Inc.	322	22,753
Credicorp Ltd.	1,298	153,164
Cullen/Frost Bankers, Inc.	474	59,672
CVB Financial Corp.	952	18,193
Eagle Bancorp, Inc.	271	15,271
East West Bancorp, Inc.	1,135	87,395
Essent Group Ltd.	660	27,443
F.N.B. Corp.	4,399	51,292
Federal Agricultural Mortgage Corp., Class C	151	18,380
Fifth Third Bancorp	11,773	496,232
First BanCorp	1,858	24,693
First Busey Corp.	346	8,892
First Citizens BancShares, Inc., Class A	50	40,199
First Commonwealth Financial Corp.	1,059	15,917
First Financial Bancorp	950	21,850
First Financial Bankshares, Inc.	404	20,168
First Hawaiian, Inc.	1,682	44,153
First Horizon Corp.	4,107	66,246
First Interstate BancSystem, Inc., Class A	313	12,770
First Merchants Corp.	343	13,682
First Midwest Bancorp, Inc.	1,153	22,749
First Republic Bank	521	109,233
Flagstar Bancorp, Inc.	510	23,735
Fulton Financial Corp.	2,318	36,601
Glacier Bancorp, Inc.	535	29,051
Great Western Bancorp, Inc.	985	33,047
Hancock Whitney Corp.	999	47,732
Hanmi Financial Corp.	391	8,786
Heartland Financial USA, Inc.	278	13,205
Hilltop Holdings, Inc.	646	21,983
Home BancShares, Inc.	1,453	34,770
Hope Bancorp, Inc.	2,006	28,786
Huntington Bancshares, Inc.	14,814	219,840
Independent Bank Corp.	210	16,603
Independent Bank Group, Inc.	114	7,915
International Bancshares Corp.	606	25,458
Investors Bancorp, Inc.	3,554	52,919
JPMorgan Chase & Co.	39,209	6,227,565
KeyCorp	11,845	265,802
M&T Bank Corp.	2,438	357,435
MGIC Investment Corp.	4,660	65,706
National Bank Holdings Corp., Class A	315	13,425
NBT Bancorp, Inc.	452	16,322
New York Community Bancorp, Inc.	7,384	88,460
Northwest Bancshares, Inc.	1,250	16,600
OFG Bancorp	787	18,967
Old National Bancorp	1,774	31,329
Pacific Premier Bancorp, Inc.	207	8,021
PacWest Bancorp	2,100	93,954
Park National Corp.	143	18,603
PennyMac Financial Services, Inc.	182	11,526
People's United Financial, Inc.	4,372	74,499

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle Financial Partners, Inc.	346	33,012
Popular, Inc.	1,109	86,302
Prosperity Bancshares, Inc.	639	45,548
Provident Financial Services, Inc.	825	19,421
Radian Group, Inc.	2,822	57,484
Regions Financial Corp.	12,108	275,457
Renasant Corp.	415	15,118
S&T Bancorp, Inc.	455	13,609
Sandy Spring Bancorp, Inc.	330	15,487
ServisFirst Bancshares, Inc.	145	11,657
Signature Bank	297	89,783
Simmons First National Corp., Class A	842	24,511
Southside Bancshares, Inc.	191	7,783
SouthState Corp.	332	25,942
Sterling Bancorp	1,454	36,074
SVB Financial Group *	187	129,466
Synovus Financial Corp.	1,604	72,645
Texas Capital Bancshares, Inc. *	425	23,936
The Bank of NT Butterfield & Son Ltd.	543	19,999
The PNC Financial Services Group, Inc.	5,716	1,126,052
Tompkins Financial Corp.	94	7,347
Towne Bank	521	15,937
Truist Financial Corp.	9,768	579,340
Trustmark Corp.	880	26,937
U.S. Bancorp	21,716	1,201,763
UMB Financial Corp.	320	32,186
Umpqua Holdings Corp.	3,285	62,612
United Bankshares, Inc.	973	34,765
United Community Banks, Inc.	624	21,384
Valley National Bancorp	3,212	43,169
Walker & Dunlop, Inc.	302	42,488
Washington Federal, Inc.	1,397	45,389
Webster Financial Corp.	915	49,309
Wells Fargo & Co.	118,919	5,681,950
WesBanco, Inc.	536	17,447
Westamerica BanCorp	199	10,702
Western Alliance Bancorp	382	41,936
Wintrust Financial Corp.	554	48,492
WSFS Financial Corp.	291	14,469
Zions Bancorp NA	2,462	155,303
		29,016,413

Capital Goods 7.4%
3M Co.	7,392	1,256,936
A.O. Smith Corp.	1,387	109,642
AAON, Inc.	217	16,926
AAR Corp. *	959	31,321
Acuity Brands, Inc.	708	142,556
Advanced Drainage Systems, Inc.	144	17,814
AECOM *	2,843	195,996
AerCap Holdings N.V. *	3,988	223,487
Aerojet Rocketdyne Holdings, Inc.	501	21,062
AGCO Corp.	1,075	118,476
Air Lease Corp.	1,449	58,815
Alamo Group, Inc.	121	17,209
Albany International Corp., Class A	301	24,360
Allegion plc	536	66,271
Allison Transmission Holdings, Inc.	3,232	111,795
Altra Industrial Motion Corp.	412	21,717
American Woodmark Corp. *	288	17,752
AMETEK, Inc.	1,341	183,046
API Group Corp. *	888	20,699
Apogee Enterprises, Inc.	805	33,246
Applied Industrial Technologies, Inc.	587	55,788
Arcosa, Inc.	886	45,337
Argan, Inc.	315	12,379
Armstrong World Industries, Inc.	414	43,872
Astec Industries, Inc.	396	24,821
SECURITY	NUMBER OF SHARES	VALUE ($)
Astronics Corp. *	778	8,138
Atkore, Inc. *	353	37,594
AZZ, Inc.	501	25,997
Barnes Group, Inc.	848	36,846
Beacon Roofing Supply, Inc. *	1,044	52,106
Boise Cascade Co.	1,172	75,981
Builders FirstSource, Inc. *	1,608	111,660
BWX Technologies, Inc.	817	38,971
Carlisle Cos., Inc.	750	168,900
Carrier Global Corp.	10,306	557,761
Caterpillar, Inc.	5,645	1,091,461
Chart Industries, Inc. *	121	21,121
CIRCOR International, Inc. *	327	8,813
Colfax Corp. *	1,275	59,211
Columbus McKinnon Corp.	300	13,326
Comfort Systems USA, Inc.	502	47,625
Crane Co.	649	62,654
CSW Industrials, Inc.	61	7,332
Cummins, Inc.	2,390	501,302
Curtiss-Wright Corp.	602	75,744
Deere & Co.	2,275	786,103
Donaldson Co., Inc.	1,311	73,980
Douglas Dynamics, Inc.	301	11,965
Dover Corp.	1,390	227,751
Dycom Industries, Inc. *	694	64,875
Eaton Corp. plc	5,314	861,187
EMCOR Group, Inc.	1,156	137,957
Emerson Electric Co.	7,830	687,787
Encore Wire Corp.	455	63,909
Enerpac Tool Group Corp.	724	15,284
EnerSys	632	46,825
EnPro Industries, Inc.	316	32,232
ESCO Technologies, Inc.	198	16,185
Evoqua Water Technologies Corp. *	291	13,089
Fastenal Co.	4,084	241,650
Federal Signal Corp.	653	27,707
Flowserve Corp.	2,304	69,074
Fluor Corp. *	10,822	239,274
Fortive Corp.	1,779	131,415
Fortune Brands Home & Security, Inc.	1,598	160,647
Franklin Electric Co., Inc.	433	38,126
GATX Corp.	814	80,179
Generac Holdings, Inc. *	137	57,710
General Dynamics Corp.	4,520	854,144
General Electric Co.	23,111	2,195,314
Gibraltar Industries, Inc. *	296	20,098
GMS, Inc. *	779	43,523
Graco, Inc.	946	68,954
GrafTech International Ltd.	637	7,421
Granite Construction, Inc.	1,514	58,864
Great Lakes Dredge & Dock Corp. *	543	8,026
Griffon Corp.	977	25,705
H&E Equipment Services, Inc.	924	38,900
HEICO Corp.	135	18,700
HEICO Corp., Class A	223	27,697
Helios Technologies, Inc.	134	13,444
Herc Holdings, Inc.	368	62,726
Hexcel Corp. *	1,540	79,125
Hillenbrand, Inc.	920	41,032
Honeywell International, Inc.	6,193	1,252,472
Howmet Aerospace, Inc.	5,845	164,420
Hubbell, Inc.	614	120,160
Huntington Ingalls Industries, Inc.	854	151,594
Hyster-Yale Materials Handling, Inc.	294	11,542
IDEX Corp.	464	104,210
Illinois Tool Works, Inc.	3,031	703,647
Ingersoll Rand, Inc.	727	42,413
ITT, Inc.	864	81,717
JELD-WEN Holding, Inc. *	1,189	28,809

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
John Bean Technologies Corp.	198	31,238
Johnson Controls International plc	8,977	671,120
Kadant, Inc.	81	18,991
Kaman Corp.	597	22,089
Kennametal, Inc.	1,215	42,975
Kratos Defense & Security Solutions, Inc. *	297	5,854
L3Harris Technologies, Inc.	1,261	263,650
Lennox International, Inc.	231	71,384
Lincoln Electric Holdings, Inc.	732	98,791
Lindsay Corp.	102	14,843
Lockheed Martin Corp.	2,568	855,966
Masco Corp.	2,710	178,589
Masonite International Corp. *	376	40,232
MasTec, Inc. *	857	78,990
Matrix Service Co. *	1,836	15,955
Maxar Technologies, Inc.	723	19,904
McGrath RentCorp	308	23,808
Mercury Systems, Inc. *	164	8,028
Meritor, Inc. *	1,403	35,482
Moog, Inc., Class A	701	48,488
MRC Global, Inc. *	3,973	27,334
MSC Industrial Direct Co., Inc., Class A	894	70,358
Mueller Industries, Inc.	1,267	70,103
Mueller Water Products, Inc., Class A	1,835	25,029
MYR Group, Inc. *	325	35,981
National Presto Industries, Inc.	134	10,959
Nordson Corp.	367	93,288
Northrop Grumman Corp.	1,951	680,509
NOW, Inc. *	6,378	53,320
nVent Electric plc	2,431	84,672
Oshkosh Corp.	1,267	136,329
Otis Worldwide Corp.	2,994	240,718
Owens Corning	1,939	164,505
PACCAR, Inc.	5,676	473,492
Parker-Hannifin Corp.	1,248	376,971
Parsons Corp. *	215	7,136
Pentair plc	1,704	125,568
PGT Innovations, Inc. *	390	8,011
Primoris Services Corp.	1,308	29,325
Proto Labs, Inc. *	135	6,766
Quanex Building Products Corp.	777	16,604
Quanta Services, Inc.	2,061	234,501
Raven Industries, Inc. *(a)	379	21,982
Raytheon Technologies Corp.	15,029	1,216,147
RBC Bearings, Inc. *	123	24,316
Regal Rexnord Corp.	839	132,646
Resideo Technologies, Inc. *	2,368	61,781
Rockwell Automation, Inc.	947	318,381
Roper Technologies, Inc.	413	191,694
Rush Enterprises, Inc., Class A	1,421	72,414
Sensata Technologies Holding plc *	1,621	90,290
Simpson Manufacturing Co., Inc.	377	43,491
SiteOne Landscape Supply, Inc. *	134	32,208
Snap-on, Inc.	760	156,492
Spirit AeroSystems Holdings, Inc., Class A	4,076	154,317
SPX Corp. *	335	19,480
SPX FLOW, Inc.	386	32,235
Standex International Corp.	181	18,645
Stanley Black & Decker, Inc.	1,478	258,295
Tennant Co.	228	17,934
Terex Corp.	1,303	55,221
Textainer Group Holdings Ltd. *	686	22,412
Textron, Inc.	4,404	311,803
The Boeing Co. *	8,111	1,604,761
The Greenbrier Cos., Inc.	1,400	55,986
The Manitowoc Co., Inc. *	819	15,610
The Middleby Corp. *	399	69,697
The Timken Co.	875	57,601
The Toro Co.	714	71,800
SECURITY	NUMBER OF SHARES	VALUE ($)
Trane Technologies plc	1,824	340,450
TransDigm Group, Inc. *	342	197,693
Trex Co., Inc. *	270	35,848
Trinity Industries, Inc.	2,246	59,519
Triton International Ltd.	893	49,981
Tutor Perini Corp. *	2,968	38,168
UFP Industries, Inc.	1,195	99,520
United Rentals, Inc. *	1,072	363,129
Univar Solutions, Inc. *	3,810	98,717
Valmont Industries, Inc.	296	70,753
Vectrus, Inc. *	319	13,347
W.W. Grainger, Inc.	594	285,958
Wabash National Corp.	2,450	40,915
Watsco, Inc.	364	106,546
Watts Water Technologies, Inc., Class A	229	43,215
Welbilt, Inc. *	1,218	28,696
WESCO International, Inc. *	1,733	215,117
Westinghouse Air Brake Technologies Corp.	1,299	115,312
Woodward, Inc.	464	49,091
Xylem, Inc.	1,033	125,107
Zurn Water Solutions Corp.	826	28,951
		29,234,962

Commercial & Professional Services 1.2%
ABM Industries, Inc.	1,717	77,265
ACCO Brands Corp.	3,291	27,184
ADT, Inc.	3,054	25,379
ASGN, Inc. *	545	66,316
Booz Allen Hamilton Holding Corp.	1,137	95,440
Brady Corp., Class A	640	32,160
BrightView Holdings, Inc. *	732	9,955
CACI International, Inc., Class A *	306	79,386
CBIZ, Inc. *	596	21,474
Cimpress plc *	197	15,332
Cintas Corp.	512	216,161
Clean Harbors, Inc. *	642	65,124
Copart, Inc. *	581	84,338
CoreCivic, Inc. *	9,266	99,795
CoStar Group, Inc. *	456	35,459
Deluxe Corp.	1,663	56,276
Equifax, Inc.	547	152,422
Exponent, Inc.	178	20,737
FTI Consulting, Inc. *	399	58,290
Harsco Corp. *	1,405	20,485
Healthcare Services Group, Inc.	1,610	28,175
Heidrick & Struggles International, Inc.	197	8,504
HNI Corp.	1,183	46,740
Huron Consulting Group, Inc. *	335	15,306
IAA, Inc. *	493	23,812
ICF International, Inc.	280	27,087
IHS Markit Ltd.	1,471	188,023
Insperity, Inc.	270	31,250
Interface, Inc.	1,849	26,367
Jacobs Engineering Group, Inc.	1,661	236,792
KAR Auction Services, Inc. *	2,693	40,368
KBR, Inc.	2,049	90,156
Kelly Services, Inc., Class A	3,031	51,103
Kforce, Inc.	493	37,779
Korn Ferry	712	51,791
Leidos Holdings, Inc.	1,930	169,666
ManpowerGroup, Inc.	2,632	235,906
ManTech International Corp., Class A	398	27,044
Matthews International Corp., Class A	832	28,845
MillerKnoll, Inc.	1,577	59,831
MSA Safety, Inc.	173	24,794
Nielsen Holdings plc	9,300	178,188
Pitney Bowes, Inc.	8,733	59,646
Republic Services, Inc.	2,111	279,201

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resources Connection, Inc.	1,255	21,561
Robert Half International, Inc.	1,931	214,669
Rollins, Inc.	806	26,824
Science Applications International Corp.	904	75,837
SP Plus Corp. *	677	18,353
Steelcase, Inc., Class A	3,262	36,502
Stericycle, Inc. *	801	45,256
Tetra Tech, Inc.	388	71,656
The Brink's Co.	401	24,525
TransUnion	611	67,937
TriNet Group, Inc. *	250	25,075
TrueBlue, Inc. *	1,912	49,750
UniFirst Corp.	200	38,330
US Ecology, Inc. *	405	13,798
Verisk Analytics, Inc.	511	114,909
Viad Corp. *	567	23,990
Waste Management, Inc.	4,022	646,215
		4,740,539

Consumer Durables & Apparel 1.6%
Acushnet Holdings Corp.	373	20,284
Beazer Homes USA, Inc. *	974	19,129
Brunswick Corp.	1,063	99,826
Callaway Golf Co. *	814	21,945
Capri Holdings Ltd. *	3,560	210,823
Carter's, Inc.	945	95,473
Cavco Industries, Inc. *	100	29,749
Century Communities, Inc.	313	22,245
Columbia Sportswear Co.	367	35,794
Crocs, Inc. *	197	32,312
D.R. Horton, Inc.	3,839	375,070
Deckers Outdoor Corp. *	199	80,675
Ethan Allen Interiors, Inc.	969	21,802
Fossil Group, Inc. *	2,977	35,575
Garmin Ltd.	955	127,531
G-III Apparel Group Ltd. *	1,654	49,025
Hanesbrands, Inc.	7,454	120,382
Hasbro, Inc.	1,337	129,569
Helen of Troy Ltd. *	226	54,353
Installed Building Products, Inc.	77	9,940
iRobot Corp. *	271	20,572
KB Home	1,375	54,986
Kontoor Brands, Inc.	1,008	54,351
La-Z-Boy, Inc.	1,067	35,627
Leggett & Platt, Inc.	2,312	93,382
Lennar Corp., Class A	3,283	344,879
LGI Homes, Inc. *	162	23,273
Lululemon Athletica, Inc. *	310	140,867
M.D.C Holdings, Inc.	858	41,047
M/I Homes, Inc. *	547	30,572
Mattel, Inc. *	4,257	90,291
Meritage Homes Corp. *	636	71,779
Mohawk Industries, Inc. *	1,133	190,197
Movado Group, Inc.	530	23,781
Newell Brands, Inc.	5,606	120,361
NIKE, Inc., Class B	6,285	1,063,673
NVR, Inc. *	39	203,788
Oxford Industries, Inc.	345	32,961
Polaris, Inc.	946	105,753
PulteGroup, Inc.	4,995	249,900
PVH Corp.	2,092	223,384
Ralph Lauren Corp.	1,192	138,320
Skechers U.S.A., Inc., Class A *	1,889	84,854
Skyline Champion Corp. *	169	13,224
Smith & Wesson Brands, Inc.	814	18,518
Steven Madden Ltd.	1,408	66,810
Sturm Ruger & Co., Inc.	313	22,439
Tapestry, Inc.	4,646	186,398
SECURITY	NUMBER OF SHARES	VALUE ($)
Taylor Morrison Home Corp. *	2,620	81,377
Tempur Sealy International, Inc.	1,248	53,464
Toll Brothers, Inc.	2,095	132,970
TopBuild Corp. *	207	55,847
Tri Pointe Homes, Inc. *	3,250	81,152
Tupperware Brands Corp. *	1,298	20,301
Under Armour, Inc., Class A *	1,780	41,990
Under Armour, Inc., Class C *	1,885	37,832
Universal Electronics, Inc. *	253	9,159
VF Corp.	3,757	269,490
Vista Outdoor, Inc. *	950	41,486
Whirlpool Corp.	1,391	302,876
Wolverine World Wide, Inc.	1,577	49,092
		6,514,525

Consumer Services 2.2%
Adtalem Global Education, Inc. *	1,381	40,974
American Public Education, Inc. *	376	7,103
Aramark	4,803	160,420
Arcos Dorados Holdings, Inc., Class A *	3,750	18,450
Bally's Corp. *	158	6,058
BJ's Restaurants, Inc. *	541	16,154
Bloomin' Brands, Inc. *	2,229	39,386
Booking Holdings, Inc. *	374	786,092
Boyd Gaming Corp. *	755	44,251
Bright Horizons Family Solutions, Inc. *	297	36,516
Brinker International, Inc. *	1,028	35,569
Caesars Entertainment, Inc. *	536	48,278
Carnival Corp. *	18,031	317,706
Chipotle Mexican Grill, Inc. *	92	151,194
Choice Hotels International, Inc.	173	24,834
Churchill Downs, Inc.	234	52,467
Cracker Barrel Old Country Store, Inc.	508	61,986
Darden Restaurants, Inc.	1,262	174,093
Dave & Buster's Entertainment, Inc. *	926	30,076
Denny's Corp. *	971	13,448
Dine Brands Global, Inc. *	261	18,745
Domino's Pizza, Inc.	317	166,152
Everi Holdings, Inc. *	2,932	60,810
Expedia Group, Inc. *	1,354	218,116
frontdoor, Inc. *	360	12,442
Graham Holdings Co., Class B	96	54,386
Grand Canyon Education, Inc. *	420	30,437
H&R Block, Inc.	3,910	92,589
Hilton Grand Vacations, Inc. *	1,167	55,433
Hilton Worldwide Holdings, Inc. *	1,740	235,022
Houghton Mifflin Harcourt Co. *	4,349	67,670
Hyatt Hotels Corp., Class A *	791	62,307
International Game Technology plc	3,158	85,329
Jack in the Box, Inc.	590	48,734
Las Vegas Sands Corp. *	5,831	207,700
Laureate Education, Inc., Class A	2,555	25,550
Marriott International, Inc., Class A *	2,132	314,598
Marriott Vacations Worldwide Corp.	449	68,540
McDonald's Corp.	6,751	1,651,295
MGM Resorts International	6,985	276,466
Norwegian Cruise Line Holdings Ltd. *	6,820	133,058
Papa John's International, Inc.	214	26,091
Penn National Gaming, Inc. *	744	38,115
Perdoceo Education Corp. *	1,222	12,037
Planet Fitness, Inc., Class A *	301	24,589
Red Robin Gourmet Burgers, Inc. *	871	14,197
Red Rock Resorts, Inc., Class A	721	34,276
Regis Corp. *	2,604	7,083
Royal Caribbean Cruises Ltd. *	3,517	245,557
Ruth's Hospitality Group, Inc. *	548	9,316
Scientific Games Corp., Class A *	551	35,220
SeaWorld Entertainment, Inc. *	480	28,315

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Service Corp. International	1,425	94,278
Six Flags Entertainment Corp. *	1,940	70,946
Starbucks Corp.	9,875	1,082,695
Strategic Education, Inc.	232	12,412
Stride, Inc. *	954	32,560
Terminix Global Holdings, Inc. *	828	30,901
Texas Roadhouse, Inc.	651	53,994
The Cheesecake Factory, Inc. *	1,069	40,964
The Wendy's Co.	3,220	66,268
Travel & Leisure Co.	1,649	81,164
Vail Resorts, Inc.	245	81,269
WW International, Inc. *	487	8,191
Wyndham Hotels & Resorts, Inc.	711	56,510
Wynn Resorts Ltd. *	1,197	96,969
Yum China Holdings, Inc.	3,034	152,003
Yum! Brands, Inc.	3,108	381,787
		8,768,141

Diversified Financials 5.8%
Affiliated Managers Group, Inc.	805	136,955
AGNC Investment Corp.	4,931	75,395
Ally Financial, Inc.	9,783	448,355
American Express Co.	8,675	1,321,202
Ameriprise Financial, Inc.	1,905	551,688
Annaly Capital Management, Inc.	13,072	105,883
Apollo Commercial Real Estate Finance, Inc.	1,730	23,407
Apollo Global Management, Inc.	566	40,061
Arbor Realty Trust, Inc.	552	9,688
Ares Management Corp., Class A	149	12,093
Artisan Partners Asset Management, Inc., Class A	541	24,199
Berkshire Hathaway, Inc., Class B *	19,969	5,525,223
BGC Partners, Inc., Class A	4,818	21,536
BlackRock, Inc.	861	778,869
Blackstone Mortgage Trust, Inc., Class A	1,289	38,670
Blucora, Inc. *	526	8,516
Brightsphere Investment Group, Inc.	933	28,018
BrightSpire Capital, Inc.	853	7,976
Cannae Holdings, Inc. *	881	26,051
Capital One Financial Corp.	10,212	1,435,092
Cboe Global Markets, Inc.	653	84,198
Chimera Investment Corp.	4,887	77,703
CME Group, Inc.	1,540	339,601
Cohen & Steers, Inc.	196	17,595
Compass Diversified Holdings	1,196	34,457
Credit Acceptance Corp. *	92	57,491
Discover Financial Services	7,006	755,597
Donnelley Financial Solutions, Inc. *	665	31,069
Encore Capital Group, Inc. *	438	25,553
Enova International, Inc. *	596	22,720
Equitable Holdings, Inc.	4,584	144,213
Evercore, Inc., Class A	611	84,746
FactSet Research Systems, Inc.	148	69,348
Federated Hermes, Inc.	1,755	59,161
FirstCash, Inc.	584	37,283
Franklin Resources, Inc.	10,291	333,428
Green Dot Corp., Class A *	446	16,011
Houlihan Lokey, Inc.	342	37,121
Interactive Brokers Group, Inc., Class A	124	9,154
Intercontinental Exchange, Inc.	2,569	335,820
Invesco Ltd.	8,500	189,805
Invesco Mortgage Capital, Inc.	9,221	27,663
Jackson Financial, Inc., Class A	586	18,553
Janus Henderson Group plc	2,110	90,160
Jefferies Financial Group, Inc.	3,281	123,300
KKR & Co., Inc.	2,491	185,455
Ladder Capital Corp.	2,465	28,076
Lazard Ltd., Class A	2,004	85,410
SECURITY	NUMBER OF SHARES	VALUE ($)
LPL Financial Holdings, Inc.	821	129,398
MarketAxess Holdings, Inc.	56	19,751
MFA Financial, Inc.	8,588	36,842
Moelis & Co., Class A	475	29,122
Moody's Corp.	622	242,978
Morgan Stanley	13,688	1,297,896
Morningstar, Inc.	88	27,309
MSCI, Inc.	186	117,078
Nasdaq, Inc.	584	118,686
Navient Corp.	12,059	237,924
Nelnet, Inc., Class A	281	24,222
New Residential Investment Corp.	11,957	127,103
New York Mortgage Trust, Inc.	5,148	19,202
Northern Trust Corp.	2,037	235,681
OneMain Holdings, Inc.	1,355	67,465
PennyMac Mortgage Investment Trust	1,490	25,881
Piper Sandler Cos.	158	26,188
PRA Group, Inc. *	617	26,198
PROG Holdings, Inc. *	1,354	61,092
Raymond James Financial, Inc.	1,553	152,644
Redwood Trust, Inc.	2,032	26,050
S&P Global, Inc.	1,006	458,464
Santander Consumer USA Holdings, Inc.	2,315	96,651
SEI Investments Co.	1,390	82,886
SLM Corp.	3,698	65,750
Starwood Property Trust, Inc.	3,528	88,059
State Street Corp.	4,681	416,469
Stifel Financial Corp.	669	47,506
Synchrony Financial	18,778	841,067
T. Rowe Price Group, Inc.	2,356	471,082
The Bank of New York Mellon Corp.	15,753	863,107
The Carlyle Group, Inc.	424	23,189
The Charles Schwab Corp. (b)	4,766	368,841
The Goldman Sachs Group, Inc.	4,721	1,798,654
TPG RE Finance Trust, Inc.	713	8,699
Tradeweb Markets, Inc., Class A	126	12,096
Two Harbors Investment Corp.	6,427	37,791
Virtu Financial, Inc., Class A	273	7,693
Virtus Investment Partners, Inc.	57	16,951
Voya Financial, Inc.	2,067	128,443
WisdomTree Investments, Inc.	2,341	14,374
World Acceptance Corp. *	134	27,526
		22,863,576

Energy 8.2%
Alto Ingredients, Inc. *	3,259	16,979
Antero Resources Corp. *	12,003	210,773
APA Corp.	8,764	225,848
Arch Resources, Inc.	1,072	83,069
Archrock, Inc.	3,018	22,303
Baker Hughes Co.	21,553	503,047
Callon Petroleum Co. *	797	40,520
Centennial Resource Development, Inc., Class A *	7,679	47,840
ChampionX Corp. *	1,459	29,778
Cheniere Energy, Inc.	1,083	113,509
Chevron Corp.	48,820	5,510,313
CNX Resources Corp. *	4,841	66,031
ConocoPhillips	27,835	1,952,069
CONSOL Energy, Inc. *	3,037	66,662
Continental Resources, Inc.	1,335	59,194
Core Laboratories N.V.	893	20,441
Coterra Energy, Inc.	8,292	166,503
CVR Energy, Inc.	1,981	30,923
Delek US Holdings, Inc. *	5,020	78,714
Devon Energy Corp.	7,544	317,301
DHT Holdings, Inc.	1,817	10,084
Diamondback Energy, Inc.	1,884	201,079

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dril-Quip, Inc. *	846	16,167
DTE Midstream LLC *	1,229	56,374
EOG Resources, Inc.	7,678	667,986
EQT Corp. *	2,801	54,423
Equitrans Midstream Corp.	6,390	61,472
Exxon Mobil Corp.	145,612	8,713,422
Golar LNG Ltd. *	892	10,526
Green Plains, Inc. *	1,779	68,758
Halliburton Co.	17,843	385,230
Helix Energy Solutions Group, Inc. *	3,537	10,753
Helmerich & Payne, Inc.	4,881	109,578
Hess Corp.	2,523	188,014
HollyFrontier Corp.	10,526	340,200
International Seaways, Inc.	1,226	17,900
Kinder Morgan, Inc.	41,975	648,934
Kosmos Energy Ltd. *	10,904	39,909
Liberty Oilfield Services, Inc., Class A *	1,081	9,945
Magnolia Oil & Gas Corp., Class A	1,512	28,683
Marathon Oil Corp.	27,135	420,321
Marathon Petroleum Corp.	27,708	1,686,032
Matador Resources Co.	867	34,047
Murphy Oil Corp.	6,981	185,555
Nabors Industries Ltd. *	1,065	86,755
NexTier Oilfield Solutions, Inc. *	4,865	17,514
Nordic American Tankers Ltd.	5,378	10,648
NOV, Inc. *	22,048	262,812
Occidental Petroleum Corp.	30,341	899,611
Oceaneering International, Inc. *	6,008	64,226
Oil States International, Inc. *	4,975	25,174
ONEOK, Inc.	6,935	414,990
Ovintiv, Inc.	2,805	97,502
Par Pacific Holdings, Inc. *	1,394	18,875
Patterson-UTI Energy, Inc.	11,464	80,936
PBF Energy, Inc., Class A *	18,769	235,176
PDC Energy, Inc.	1,300	65,559
Peabody Energy Corp. *	23,121	230,285
Phillips 66	23,103	1,598,035
Pioneer Natural Resources Co.	1,743	310,812
ProPetro Holding Corp. *	2,652	21,799
Range Resources Corp. *	3,045	59,560
Renewable Energy Group, Inc. *	696	33,255
Schlumberger N.V.	37,402	1,072,689
Scorpio Tankers, Inc.	1,459	20,295
SFL Corp., Ltd.	3,082	25,704
SM Energy Co.	6,895	199,955
Southwestern Energy Co. *	7,286	32,641
Targa Resources Corp.	5,922	305,753
Teekay Tankers Ltd., Class A *	1,215	13,644
The Williams Cos., Inc.	17,320	464,003
Transocean Ltd. *	35,964	108,611
US Silica Holdings, Inc. *	2,199	21,330
Valero Energy Corp.	26,481	1,772,638
World Fuel Services Corp.	9,254	231,258
		32,329,254

Food & Staples Retailing 2.8%
BJ's Wholesale Club Holdings, Inc. *	564	37,309
Casey's General Stores, Inc.	649	126,094
Costco Wholesale Corp.	4,417	2,382,442
Grocery Outlet Holding Corp. *	437	12,656
Ingles Markets, Inc., Class A	687	52,748
Performance Food Group Co. *	4,812	193,972
PriceSmart, Inc.	549	39,374
Rite Aid Corp. *	6,975	85,932
SpartanNash Co.	4,209	100,721
Sprouts Farmers Market, Inc. *	3,263	86,339
Sysco Corp.	6,930	485,377
The Andersons, Inc.	1,501	51,004
SECURITY	NUMBER OF SHARES	VALUE ($)
The Chefs' Warehouse, Inc. *	541	16,809
The Kroger Co.	31,468	1,306,866
United Natural Foods, Inc. *	4,967	246,959
US Foods Holding Corp. *	7,658	240,614
Walgreens Boots Alliance, Inc.	38,668	1,732,326
Walmart, Inc.	27,122	3,814,167
Weis Markets, Inc.	498	31,349
		11,043,058

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	31,713	1,352,242
Archer-Daniels-Midland Co.	19,683	1,224,479
B&G Foods, Inc.	1,451	43,719
Brown-Forman Corp., Class B	936	65,857
Bunge Ltd.	6,090	527,211
Calavo Growers, Inc.	393	15,932
Cal-Maine Foods, Inc.	892	32,166
Campbell Soup Co.	2,465	99,413
Coca-Cola Consolidated, Inc.	45	25,676
Coca-Cola Europacific Partners plc	3,582	176,843
Conagra Brands, Inc.	5,660	172,913
Constellation Brands, Inc., Class A	1,187	267,467
Darling Ingredients, Inc. *	1,188	80,214
Flowers Foods, Inc.	3,407	87,969
Fresh Del Monte Produce, Inc.	1,882	46,598
General Mills, Inc.	7,848	484,771
Hormel Foods Corp.	3,322	137,531
Hostess Brands, Inc. *	1,123	19,080
Ingredion, Inc.	1,874	174,526
J&J Snack Foods Corp.	178	24,311
John B Sanfilippo & Son, Inc.	207	17,057
Kellogg Co.	3,432	209,970
Keurig Dr Pepper, Inc.	3,175	107,918
Lamb Weston Holdings, Inc.	765	39,719
Lancaster Colony Corp.	195	28,509
McCormick & Co., Inc. Non-Voting Shares	1,326	113,797
Molson Coors Beverage Co., Class B	4,723	209,890
Mondelez International, Inc., Class A	17,354	1,022,845
Monster Beverage Corp. *	1,797	150,553
Nomad Foods Ltd. *	1,221	29,170
PepsiCo, Inc.	13,332	2,130,187
Philip Morris International, Inc.	18,179	1,562,303
Pilgrim's Pride Corp. *	1,693	47,539
Post Holdings, Inc. *	724	69,938
Sanderson Farms, Inc.	544	102,152
The Boston Beer Co., Inc., Class A *	32	14,437
The Coca-Cola Co.	31,213	1,637,122
The Hain Celestial Group, Inc. *	1,009	39,785
The Hershey Co.	1,010	179,265
The J.M. Smucker Co.	2,024	255,975
The Kraft Heinz Co.	11,820	397,270
TreeHouse Foods, Inc. *	1,454	53,362
Tyson Foods, Inc., Class A	8,720	688,531
Universal Corp.	1,138	52,997
Vector Group Ltd.	2,644	41,088
		14,260,297

Health Care Equipment & Services 5.7%
Abbott Laboratories	7,771	977,359
ABIOMED, Inc. *	74	23,294
Acadia Healthcare Co., Inc. *	900	50,553
Addus HomeCare Corp. *	76	6,629
Align Technology, Inc. *	113	69,103
Allscripts Healthcare Solutions, Inc. *	1,781	29,618
Amedisys, Inc. *	122	17,037
AmerisourceBergen Corp.	3,246	375,724
AMN Healthcare Services, Inc. *	446	50,848

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Anthem, Inc.	4,687	1,904,000
Avanos Medical, Inc. *	355	10,710
Baxter International, Inc.	4,577	341,307
Becton Dickinson & Co.	1,524	361,401
Boston Scientific Corp. *	5,265	200,439
Brookdale Senior Living, Inc. *	6,980	40,903
Cardinal Health, Inc.	13,939	644,400
Centene Corp. *	7,651	546,358
Cerner Corp.	3,206	225,863
Change Healthcare, Inc. *	1,230	24,944
Chemed Corp.	114	53,066
Cigna Corp.	3,498	671,266
Community Health Systems, Inc. *	3,409	41,010
CONMED Corp.	147	19,325
Covetrus, Inc. *	1,857	33,389
CVS Health Corp.	33,513	2,984,668
Danaher Corp.	1,800	578,952
DaVita, Inc. *	2,023	191,173
Dentsply Sirona, Inc.	2,141	104,352
Edwards Lifesciences Corp. *	1,227	131,669
Encompass Health Corp.	1,072	61,769
Envista Holdings Corp. *	1,494	57,967
Globus Medical, Inc., Class A *	326	20,414
Haemonetics Corp. *	365	18,706
HCA Healthcare, Inc.	3,469	782,572
Henry Schein, Inc. *	2,410	171,255
Hill-Rom Holdings, Inc.	517	80,393
Hologic, Inc. *	1,424	106,416
Humana, Inc.	2,348	985,479
ICU Medical, Inc. *	112	25,336
IDEXX Laboratories, Inc. *	67	40,741
Integer Holdings Corp. *	296	23,603
Integra LifeSciences Holdings Corp. *	312	19,952
Intuitive Surgical, Inc. *	628	203,685
Laboratory Corp. of America Holdings *	923	263,360
LHC Group, Inc. *	144	16,520
LivaNova plc *	211	16,914
Magellan Health, Inc. *	888	84,174
Masimo Corp. *	137	38,102
McKesson Corp.	5,026	1,089,436
MEDNAX, Inc. *	2,939	72,182
Medtronic plc	12,601	1,344,527
Merit Medical Systems, Inc. *	272	17,098
ModivCare, Inc. *	145	19,869
Molina Healthcare, Inc. *	607	173,104
National HealthCare Corp.	293	18,896
Natus Medical, Inc. *	354	8,000
Neogen Corp. *	355	14,246
NextGen Healthcare, Inc. *	711	11,020
NuVasive, Inc. *	463	22,252
Omnicell, Inc. *	125	22,125
Orthofix Medical, Inc. *	240	7,346
Owens & Minor, Inc.	1,893	75,720
Patterson Cos., Inc.	2,627	82,672
Premier, Inc., Class A	1,268	47,005
Quest Diagnostics, Inc.	1,955	290,669
ResMed, Inc.	425	108,311
Select Medical Holdings Corp.	1,366	36,677
STERIS plc	588	128,496
Stryker Corp.	1,617	382,631
Teleflex, Inc.	166	49,372
Tenet Healthcare Corp. *	2,616	190,628
The Cooper Cos., Inc.	188	70,776
The Ensign Group, Inc.	307	23,433
Triple-S Management Corp., Class B *	1,220	43,334
UnitedHealth Group, Inc.	9,201	4,087,268
Universal Health Services, Inc., Class B	1,742	206,828
US Physical Therapy, Inc.	61	5,245
Varex Imaging Corp. *	663	18,929
SECURITY	NUMBER OF SHARES	VALUE ($)
Veeva Systems, Inc., Class A *	74	20,911
Zimmer Biomet Holdings, Inc.	1,425	170,430
		22,586,154

Household & Personal Products 1.3%
Central Garden & Pet Co., Class A *	500	21,675
Church & Dwight Co., Inc.	1,819	162,582
Colgate-Palmolive Co.	6,721	504,210
Coty, Inc., Class A *	6,612	64,335
Edgewell Personal Care Co.	1,342	56,981
Energizer Holdings, Inc.	639	23,764
Herbalife Nutrition Ltd. *	857	32,018
Inter Parfums, Inc.	100	8,783
Kimberly-Clark Corp.	2,958	385,457
Medifast, Inc.	57	11,727
Nu Skin Enterprises, Inc., Class A	1,346	59,063
Spectrum Brands Holdings, Inc.	700	70,070
The Clorox Co.	971	158,127
The Estee Lauder Cos., Inc., Class A	876	290,893
The Procter & Gamble Co.	21,155	3,058,590
USANA Health Sciences, Inc. *	247	24,631
WD-40 Co.	61	13,685
		4,946,591

Insurance 3.4%
Aflac, Inc.	12,368	669,603
Alleghany Corp. *	194	125,495
Ambac Financial Group, Inc. *	1,357	20,274
American Equity Investment Life Holding Co.	2,058	69,211
American Financial Group, Inc.	881	117,710
American International Group, Inc.	34,388	1,808,809
American National Group, Inc.	116	21,953
AMERISAFE, Inc.	318	16,883
Aon plc, Class A	1,876	554,864
Arch Capital Group Ltd. *	3,043	122,876
Argo Group International Holdings Ltd.	499	27,086
Arthur J. Gallagher & Co.	1,059	172,511
Assurant, Inc.	580	88,218
Assured Guaranty Ltd.	3,085	151,072
Athene Holding Ltd., Class A *	1,356	111,084
Axis Capital Holdings Ltd.	1,458	72,433
Brighthouse Financial, Inc. *	496	24,111
Brown & Brown, Inc.	1,344	86,567
Chubb Ltd.	4,508	809,051
Cincinnati Financial Corp.	1,603	182,582
CNA Financial Corp.	594	24,734
CNO Financial Group, Inc.	3,729	84,499
Employers Holdings, Inc.	501	19,344
Enstar Group Ltd. *	74	16,509
Everest Re Group Ltd.	609	156,135
Fidelity National Financial, Inc.	4,359	213,199
First American Financial Corp.	1,917	142,203
Genworth Financial, Inc., Class A *	26,213	100,134
Globe Life, Inc.	1,391	120,377
Horace Mann Educators Corp.	496	18,387
James River Group Holdings Ltd.	542	14,330
Kemper Corp.	696	38,503
Lincoln National Corp.	4,403	292,051
Loews Corp.	4,962	265,268
Markel Corp. *	107	127,846
Marsh & McLennan Cos., Inc.	3,686	604,578
MBIA, Inc. *	2,967	34,892
Mercury General Corp.	473	24,132
MetLife, Inc.	14,918	875,090
Old Republic International Corp.	5,571	133,481
Primerica, Inc.	492	72,398

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Principal Financial Group, Inc.	4,471	306,621
ProAssurance Corp.	2,305	53,015
Prudential Financial, Inc.	9,714	993,354
Reinsurance Group of America, Inc.	1,299	123,288
RenaissanceRe Holdings Ltd.	388	59,795
RLI Corp.	249	25,592
Safety Insurance Group, Inc.	225	17,386
Selective Insurance Group, Inc.	560	42,302
SiriusPoint Ltd. *	815	6,275
Stewart Information Services Corp.	617	43,943
The Allstate Corp.	6,355	690,916
The Hanover Insurance Group, Inc.	615	74,876
The Hartford Financial Services Group, Inc.	6,649	439,499
The Progressive Corp.	4,910	456,335
The Travelers Cos., Inc.	7,313	1,074,645
United Fire Group, Inc.	555	11,611
Universal Insurance Holdings, Inc.	1,335	20,118
Unum Group	7,551	174,428
W.R. Berkley Corp.	1,629	124,847
White Mountains Insurance Group Ltd.	48	48,139
Willis Towers Watson plc	782	176,607
		13,594,075

Materials 3.5%
AdvanSix, Inc.	839	37,998
Air Products and Chemicals, Inc.	1,371	394,080
Albemarle Corp.	752	200,400
Alcoa Corp.	6,761	314,589
Allegheny Technologies, Inc. *	2,437	34,703
AptarGroup, Inc.	518	61,948
Arconic Corp. *	3,417	91,302
Ashland Global Holdings, Inc.	846	85,505
Avery Dennison Corp.	700	143,549
Avient Corp.	1,271	69,918
Axalta Coating Systems Ltd. *	2,288	69,372
Balchem Corp.	179	28,282
Ball Corp.	1,628	152,137
Berry Global Group, Inc. *	1,613	111,378
Cabot Corp.	1,061	55,681
Carpenter Technology Corp.	1,458	40,066
Celanese Corp.	1,536	232,489
Century Aluminum Co. *	1,202	15,902
CF Industries Holdings, Inc.	3,900	236,301
Clearwater Paper Corp. *	730	29,383
Cleveland-Cliffs, Inc. *	2,769	56,349
Commercial Metals Co.	3,226	99,683
Compass Minerals International, Inc.	581	28,266
Constellium SE *	1,431	25,143
Corteva, Inc.	5,689	256,005
Crown Holdings, Inc.	1,013	107,175
Dow, Inc.	8,660	475,694
DuPont de Nemours, Inc.	12,088	894,028
Eagle Materials, Inc.	418	64,464
Eastman Chemical Co.	2,572	268,234
Ecolab, Inc.	1,811	401,082
Element Solutions, Inc.	1,721	39,359
Ferro Corp. *	965	20,381
FMC Corp.	621	62,218
Freeport-McMoRan, Inc.	6,110	226,559
GCP Applied Technologies, Inc. *	697	16,268
Glatfelter Corp.	1,285	21,164
Graphic Packaging Holding Co.	5,921	116,881
Greif, Inc., Class A	648	39,321
H.B. Fuller Co.	671	49,090
Hawkins, Inc.	236	7,830
Hecla Mining Co.	3,231	17,900
Huntsman Corp.	5,206	164,978
Ingevity Corp. *	324	23,299
SECURITY	NUMBER OF SHARES	VALUE ($)
Innospec, Inc.	355	28,826
International Flavors & Fragrances, Inc.	883	125,536
International Paper Co.	8,535	388,513
Kaiser Aluminum Corp.	327	29,178
Koppers Holdings, Inc. *	392	11,838
Kraton Corp. *	781	35,973
Linde plc	3,594	1,143,395
Livent Corp. *	675	20,446
Louisiana-Pacific Corp.	1,357	88,680
LyondellBasell Industries N.V., Class A	7,043	613,657
Martin Marietta Materials, Inc.	466	188,036
Materion Corp.	401	33,949
Minerals Technologies, Inc.	593	38,942
Myers Industries, Inc.	628	12,233
Neenah, Inc.	438	20,363
NewMarket Corp.	118	39,093
Newmont Corp.	4,759	261,364
Nucor Corp.	7,160	760,822
O-I Glass, Inc. *	6,992	77,401
Olin Corp.	3,005	163,322
Orion Engineered Carbons S.A. *	1,492	26,185
Packaging Corp. of America	1,313	171,465
PPG Industries, Inc.	2,907	448,172
Quaker Chemical Corp.	58	13,215
Reliance Steel & Aluminum Co.	1,779	264,413
Royal Gold, Inc.	244	24,407
RPM International, Inc.	1,171	106,608
Schnitzer Steel Industries, Inc., Class A	936	45,022
Schweitzer-Mauduit International, Inc.	647	18,569
Sealed Air Corp.	2,752	170,954
Sensient Technologies Corp.	492	47,867
Silgan Holdings, Inc.	1,299	53,870
Sonoco Products Co.	1,757	102,134
Southern Copper Corp.	587	34,340
Steel Dynamics, Inc.	4,645	277,771
Stepan Co.	326	36,743
Summit Materials, Inc., Class A *	1,469	54,794
SunCoke Energy, Inc.	3,376	20,560
Sylvamo Corp. *	770	23,316
The Chemours Co.	3,498	103,891
The Mosaic Co.	8,837	302,402
The Scotts Miracle-Gro Co.	261	37,816
The Sherwin-Williams Co.	1,042	345,152
Tredegar Corp.	751	8,261
TriMas Corp.	555	18,382
Trinseo plc	1,135	53,606
Tronox Holdings plc, Class A	1,254	27,575
United States Steel Corp.	8,877	200,709
Valvoline, Inc.	1,206	41,088
Verso Corp., Class A	2,964	62,659
Vulcan Materials Co.	845	161,936
Warrior Met Coal, Inc.	3,315	71,239
Westlake Chemical Corp.	603	56,031
Westrock Co.	7,603	329,894
Worthington Industries, Inc.	681	32,674
		13,761,641

Media & Entertainment 4.4%
Activision Blizzard, Inc.	3,279	192,149
Alphabet, Inc., Class A *	1,029	2,920,251
Alphabet, Inc., Class C *	1,000	2,849,040
Altice USA, Inc., Class A *	4,805	76,111
AMC Entertainment Holdings, Inc., Class A *	3,125	106,062
AMC Networks, Inc., Class A *	1,308	50,502
Cable One, Inc.	18	31,897
Cars.com, Inc. *	1,747	29,140
Charter Communications, Inc., Class A *	1,286	831,116
Cinemark Holdings, Inc. *	3,890	60,373

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Comcast Corp., Class A	53,472	2,672,531
Discovery, Inc., Class A *	2,240	52,125
Discovery, Inc., Class C *	4,393	99,765
DISH Network Corp., Class A *	3,652	114,125
Electronic Arts, Inc.	1,968	244,465
Fox Corp., Class A	5,389	192,441
Fox Corp., Class B	2,542	85,411
Gannett Co., Inc. *	6,303	32,208
Gray Television, Inc.	1,411	29,095
iHeartMedia, Inc., Class A *	2,234	43,809
IMAX Corp. *	457	7,536
John Wiley & Sons, Inc., Class A	844	43,871
Liberty Media Corp. - Liberty Formula One, Class C *	818	49,833
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,194	107,067
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,472	218,815
Liberty TripAdvisor Holdings, Inc., Class A *	3,468	7,491
Lions Gate Entertainment Corp., Class A *	941	13,786
Lions Gate Entertainment Corp., Class B *	2,023	27,614
Live Nation Entertainment, Inc. *	546	58,231
Loyalty Ventures, Inc. *	956	27,437
Madison Square Garden Entertainment Corp. *	340	22,481
Madison Square Garden Sports Corp. *	95	16,366
Match Group, Inc. *	360	46,796
Meredith Corp. *	1,205	71,095
Meta Platforms, Inc., Class A *	7,096	2,302,368
National CineMedia, Inc.	4,506	12,617
Netflix, Inc. *	258	165,610
News Corp., Class A	5,587	120,791
News Corp., Class B	1,764	38,014
Nexstar Media Group, Inc., Class A	446	66,677
Omnicom Group, Inc.	3,626	244,066
Scholastic Corp.	1,034	38,920
Sinclair Broadcast Group, Inc., Class A	1,597	37,258
Sirius XM Holdings, Inc. (c)	9,103	55,528
Spotify Technology S.A. *	126	30,051
Take-Two Interactive Software, Inc. *	344	57,063
TEGNA, Inc.	3,774	74,536
The E.W. Scripps Co., Class A	741	13,731
The Interpublic Group of Cos., Inc.	5,101	169,302
The Marcus Corp. *	853	14,902
The New York Times Co., Class A	849	40,328
The Walt Disney Co. *	13,593	1,969,626
TripAdvisor, Inc. *	1,211	31,316
Twitter, Inc. *	1,160	50,970
ViacomCBS, Inc., Class B	9,384	290,435
World Wrestling Entertainment, Inc., Class A	176	8,687
Yandex N.V., Class A *	756	54,387
Yelp, Inc. *	919	31,503
Ziff Davis, Inc. *	390	44,409
Zynga, Inc., Class A *	2,691	16,227
		17,410,357

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	16,764	1,932,554
Agilent Technologies, Inc.	1,384	208,846
Alkermes plc *	735	16,111
Amgen, Inc.	7,356	1,462,961
Avantor, Inc. *	609	24,043
Biogen, Inc. *	1,994	470,066
BioMarin Pharmaceutical, Inc. *	270	23,298
Bio-Rad Laboratories, Inc., Class A *	62	46,698
Bio-Techne Corp.	70	33,042
SECURITY	NUMBER OF SHARES	VALUE ($)
Bristol-Myers Squibb Co.	15,655	839,578
Bruker Corp.	515	41,710
Catalent, Inc. *	371	47,733
Charles River Laboratories International, Inc. *	144	52,685
Elanco Animal Health, Inc. *	1,902	54,664
Eli Lilly & Co.	3,130	776,365
Emergent BioSolutions, Inc. *	226	9,971
Exelixis, Inc. *	791	13,281
Gilead Sciences, Inc.	31,446	2,167,573
Horizon Therapeutics plc *	204	21,167
ICON plc *	495	133,883
Illumina, Inc. *	295	107,772
Incyte Corp. *	367	24,853
IQVIA Holdings, Inc. *	1,380	357,599
Jazz Pharmaceuticals plc *	594	71,203
Johnson & Johnson	24,387	3,802,665
Ligand Pharmaceuticals, Inc. *	58	9,391
Medpace Holdings, Inc. *	56	11,615
Merck & Co., Inc.	29,329	2,197,035
Mettler-Toledo International, Inc. *	90	136,272
Myriad Genetics, Inc. *	1,269	32,816
Organon & Co.	3,113	90,993
PerkinElmer, Inc.	453	82,519
Perrigo Co., plc	2,625	96,364
Pfizer, Inc.	86,807	4,664,140
PPD, Inc. *	531	25,010
Prestige Consumer Healthcare, Inc. *	540	30,213
Regeneron Pharmaceuticals, Inc. *	399	253,975
Royalty Pharma plc, Class A	180	7,159
Syneos Health, Inc. *	490	47,608
Thermo Fisher Scientific, Inc.	1,426	902,416
United Therapeutics Corp. *	598	113,321
Vertex Pharmaceuticals, Inc. *	292	54,586
Viatris, Inc.	18,409	226,615
Waters Corp. *	470	154,193
West Pharmaceutical Services, Inc.	166	73,482
Zoetis, Inc.	1,249	277,328
		22,227,372

Real Estate 2.8%
Acadia Realty Trust	994	20,069
Alexander & Baldwin, Inc.	1,749	38,530
Alexandria Real Estate Equities, Inc.	454	90,832
American Assets Trust, Inc.	460	15,824
American Campus Communities, Inc.	1,454	75,230
American Finance Trust, Inc.	1,729	13,728
American Homes 4 Rent, Class A	1,186	47,547
American Tower Corp.	1,491	391,358
Americold Realty Trust	752	24,545
Apartment Income REIT Corp.	1,521	77,206
Apple Hospitality REIT, Inc.	5,148	77,323
AvalonBay Communities, Inc.	931	222,388
Boston Properties, Inc.	1,640	176,858
Brandywine Realty Trust	3,156	40,555
Brixmor Property Group, Inc.	4,562	103,740
Camden Property Trust	644	106,395
CareTrust REIT, Inc.	441	8,913
CBRE Group, Inc., Class A *	3,266	312,132
Centerspace	177	18,088
Chatham Lodging Trust *	1,335	15,900
Columbia Property Trust, Inc.	2,190	42,048
CoreSite Realty Corp.	182	31,131
Corporate Office Properties Trust	1,372	35,206
Cousins Properties, Inc.	837	31,605
Crown Castle International Corp.	1,908	346,588
CubeSmart	1,102	59,420
Cushman & Wakefield plc *	1,083	19,147

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CyrusOne, Inc.	629	55,994
DiamondRock Hospitality Co. *	4,900	42,679
Digital Realty Trust, Inc.	1,215	203,804
DigitalBridge Group, Inc. *	16,055	127,798
Diversified Healthcare Trust	19,897	55,513
Douglas Emmett, Inc.	1,475	48,336
Duke Realty Corp.	1,711	99,803
Easterly Government Properties, Inc.	382	8,011
EastGroup Properties, Inc.	146	29,740
Empire State Realty Trust, Inc., Class A	2,750	24,997
EPR Properties	984	45,382
Equinix, Inc.	330	268,026
Equity Commonwealth *	1,120	28,504
Equity LifeStyle Properties, Inc.	792	64,390
Equity Residential	2,989	254,992
Essex Property Trust, Inc.	391	132,721
Extra Space Storage, Inc.	580	116,000
Federal Realty Investment Trust	625	76,669
First Industrial Realty Trust, Inc.	596	36,004
Gaming & Leisure Properties, Inc.	1,426	64,341
Global Net Lease, Inc.	1,062	15,080
Healthcare Realty Trust, Inc.	1,169	36,613
Healthcare Trust of America, Inc., Class A	1,648	55,966
Healthpeak Properties, Inc.	4,822	158,451
Hersha Hospitality Trust *	1,949	17,210
Highwoods Properties, Inc.	1,268	54,778
Host Hotels & Resorts, Inc. *	17,530	275,221
Hudson Pacific Properties, Inc.	1,608	39,139
Independence Realty Trust, Inc.	567	13,891
Industrial Logistics Properties Trust	482	10,681
Invitation Homes, Inc.	2,293	92,729
Iron Mountain, Inc.	4,669	212,159
iStar, Inc.	1,108	26,969
JBG SMITH Properties	932	25,900
Jones Lang LaSalle, Inc. *	908	213,298
Kennedy-Wilson Holdings, Inc.	1,537	33,338
Kilroy Realty Corp.	841	54,270
Kimco Realty Corp.	6,710	150,438
Kite Realty Group Trust	4,111	82,713
Lamar Advertising Co., Class A	828	90,467
Lexington Realty Trust	2,746	41,327
Life Storage, Inc.	444	58,670
LTC Properties, Inc.	370	11,751
Mack-Cali Realty Corp. *	1,543	25,784
Marcus & Millichap, Inc. *	310	13,283
Medical Properties Trust, Inc.	2,521	53,672
Mid-America Apartment Communities, Inc.	700	144,375
National Health Investors, Inc.	338	17,657
National Retail Properties, Inc.	1,064	46,922
Newmark Group, Inc., Class A	1,354	21,745
Office Properties Income Trust	1,062	25,201
Omega Healthcare Investors, Inc.	1,921	53,673
Orion Office REIT, Inc. *	333	5,917
Outfront Media, Inc.	2,960	73,970
Paramount Group, Inc.	3,922	31,219
Park Hotels & Resorts, Inc. *	6,762	112,520
Pebblebrook Hotel Trust	2,083	43,639
Physicians Realty Trust	1,353	24,124
Piedmont Office Realty Trust, Inc., Class A	2,521	43,815
PotlatchDeltic Corp.	549	29,723
Preferred Apartment Communities, Inc.	1,620	21,352
Prologis, Inc.	1,958	295,168
PS Business Parks, Inc.	131	22,951
Public Storage	704	230,476
Rayonier, Inc.	1,353	51,103
Realogy Holdings Corp. *	7,145	108,533
Realty Income Corp.	3,338	226,717
Regency Centers Corp.	1,252	86,814
Retail Opportunity Investments Corp.	1,211	21,265
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	181	12,684
RLJ Lodging Trust	5,168	65,065
RPT Realty	1,790	22,769
Ryman Hospitality Properties, Inc. *	562	43,499
Sabra Health Care REIT, Inc.	2,001	25,873
SBA Communications Corp.	199	68,416
Seritage Growth Properties, Class A *	669	9,627
Service Properties Trust	9,175	78,079
Simon Property Group, Inc.	3,589	548,543
SITE Centers Corp.	3,241	48,809
SL Green Realty Corp.	1,466	101,784
Spirit Realty Capital, Inc.	945	42,109
STAG Industrial, Inc.	676	29,460
STORE Capital Corp.	1,013	33,368
Summit Hotel Properties, Inc. *	2,553	22,849
Sun Communities, Inc.	388	73,169
Sunstone Hotel Investors, Inc. *	5,443	59,165
Tanger Factory Outlet Centers, Inc.	2,450	48,534
Terreno Realty Corp.	127	9,671
The GEO Group, Inc.	8,584	72,106
The Howard Hughes Corp. *	233	19,104
The Macerich Co.	6,266	118,177
UDR, Inc.	1,720	97,576
Uniti Group, Inc.	4,908	65,129
Urban Edge Properties	1,548	26,672
Ventas, Inc.	5,806	272,417
VICI Properties, Inc.	1,864	50,701
Vornado Realty Trust	2,907	116,687
Washington Real Estate Investment Trust	1,046	26,359
Welltower, Inc.	4,656	370,711
Weyerhaeuser Co.	10,498	394,830
WP Carey, Inc.	1,068	81,542
Xenia Hotels & Resorts, Inc. *	2,666	41,776
Zillow Group, Inc., Class A *	13	703
Zillow Group, Inc., Class C *	70	3,799
		10,930,449

Retailing 5.2%
Abercrombie & Fitch Co., Class A *	2,202	79,272
Advance Auto Parts, Inc.	951	209,905
Amazon.com, Inc. *	651	2,283,103
American Eagle Outfitters, Inc.	3,793	98,201
America's Car-Mart, Inc. *	54	5,300
Asbury Automotive Group, Inc. *	446	72,983
AutoNation, Inc. *	1,614	199,894
AutoZone, Inc. *	127	230,768
Bath & Body Works, Inc.	3,653	274,450
Bed Bath & Beyond, Inc. *	9,671	177,269
Best Buy Co., Inc.	4,679	499,998
Big 5 Sporting Goods Corp.	1,853	43,972
Big Lots, Inc.	1,556	67,499
Boot Barn Holdings, Inc. *	114	13,947
Burlington Stores, Inc. *	288	84,421
Caleres, Inc.	2,050	48,400
CarMax, Inc. *	2,199	310,609
Chico's FAS, Inc. *	20,202	115,757
Citi Trends, Inc. *	281	23,829
Conn's, Inc. *	960	21,005
Designer Brands, Inc., Class A *	4,742	64,871
Dick's Sporting Goods, Inc.	1,516	178,221
Dillard's, Inc., Class A	634	173,653
Dollar General Corp.	2,666	589,986
Dollar Tree, Inc. *	2,908	389,178
eBay, Inc.	9,402	634,259
Etsy, Inc. *	42	11,532
Express, Inc. *	14,961	54,458
Five Below, Inc. *	152	30,923
Floor & Decor Holdings, Inc., Class A *	202	26,040

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Foot Locker, Inc.	3,622	165,308
GameStop Corp., Class A *	3,420	671,038
Genesco, Inc. *	955	60,356
Genuine Parts Co.	2,307	294,696
Group 1 Automotive, Inc.	650	126,587
Groupon, Inc. *	1,035	21,383
Guess?, Inc.	1,445	32,585
Haverty Furniture Cos., Inc.	504	15,075
Hibbett, Inc.	410	31,959
Kohl's Corp.	10,057	515,220
Lithia Motors, Inc.	290	84,486
LKQ Corp.	4,135	231,146
Lowe's Cos., Inc.	6,768	1,655,385
Macy's, Inc.	29,734	847,419
MarineMax, Inc. *	384	20,456
MercadoLibre, Inc. *	10	11,884
Monro, Inc.	477	26,722
Murphy USA, Inc.	1,012	175,410
National Vision Holdings, Inc. *	461	22,146
Nordstrom, Inc. *	5,515	116,753
Ollie's Bargain Outlet Holdings, Inc. *	278	17,205
O'Reilly Automotive, Inc. *	632	403,317
Overstock.com, Inc. *	606	54,092
Party City Holdco, Inc. *	3,535	19,443
Penske Automotive Group, Inc.	1,060	105,597
PetMed Express, Inc.	265	7,250
Pool Corp.	145	80,347
Qurate Retail, Inc., Class A	21,572	172,576
Rent-A-Center, Inc.	365	16,122
RH *	28	16,329
Ross Stores, Inc.	2,875	313,634
Sally Beauty Holdings, Inc. *	3,854	75,500
Shoe Carnival, Inc.	623	24,359
Signet Jewelers Ltd.	1,848	179,515
Sleep Number Corp. *	322	25,689
Sonic Automotive, Inc., Class A	1,000	44,910
Stitch Fix, Inc., Class A *	163	4,059
Target Corp.	6,808	1,660,063
The Buckle, Inc.	673	31,658
The Children's Place, Inc. *	454	39,285
The Gap, Inc.	6,732	111,280
The Home Depot, Inc.	8,387	3,359,916
The ODP Corp. *	3,408	128,686
The TJX Cos., Inc.	13,061	906,433
Tractor Supply Co.	1,114	251,018
TravelCenters of America, Inc. *	756	39,478
Ulta Beauty, Inc. *	397	152,428
Urban Outfitters, Inc. *	2,293	72,619
Victoria's Secret & Co. *	1,204	65,353
Williams-Sonoma, Inc.	795	154,898
Zumiez, Inc. *	436	19,951
		20,692,727

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	680	107,692
Ambarella, Inc. *	117	21,004
Amkor Technology, Inc.	1,958	42,214
Analog Devices, Inc.	2,748	495,327
Applied Materials, Inc.	6,262	921,704
Broadcom, Inc.	2,070	1,146,118
Brooks Automation, Inc.	229	25,900
Cirrus Logic, Inc. *	737	59,093
CMC Materials, Inc.	135	17,928
Diodes, Inc. *	312	33,181
Entegris, Inc.	360	52,589
First Solar, Inc. *	726	75,214
FormFactor, Inc. *	248	10,396
Intel Corp.	74,917	3,685,916
SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	783	319,566
Kulicke & Soffa Industries, Inc.	622	35,864
Lam Research Corp.	704	478,614
Marvell Technology, Inc.	2,011	143,123
Microchip Technology, Inc.	1,986	165,692
Micron Technology, Inc.	13,825	1,161,300
MKS Instruments, Inc.	372	56,603
Monolithic Power Systems, Inc.	57	31,547
NVIDIA Corp.	2,759	901,531
NXP Semiconductor N.V.	2,056	459,228
ON Semiconductor Corp. *	3,319	203,886
Photronics, Inc. *	1,423	18,798
Power Integrations, Inc.	243	24,307
Qorvo, Inc. *	970	141,843
QUALCOMM, Inc.	10,229	1,846,948
Semtech Corp. *	301	25,787
Silicon Laboratories, Inc. *	167	32,777
Skyworks Solutions, Inc.	1,495	226,732
SolarEdge Technologies, Inc. *	47	15,405
Synaptics, Inc. *	344	97,091
Teradyne, Inc.	771	117,863
Texas Instruments, Inc.	6,510	1,252,329
Ultra Clean Holdings, Inc. *	315	17,265
Universal Display Corp.	44	6,294
Wolfspeed, Inc. *	510	62,536
Xilinx, Inc.	1,393	318,231
		14,855,436

Software & Services 6.0%
Accenture plc, Class A	3,648	1,303,795
ACI Worldwide, Inc. *	838	24,419
Adobe, Inc. *	779	521,813
Akamai Technologies, Inc. *	1,194	134,564
Alliance Data Systems Corp.	2,393	163,107
Amdocs Ltd.	2,202	153,744
ANSYS, Inc. *	221	86,517
Aspen Technology, Inc. *	276	40,028
Autodesk, Inc. *	255	64,818
Automatic Data Processing, Inc.	2,527	583,459
Avaya Holdings Corp. *	1,153	22,449
Black Knight, Inc. *	613	43,811
Blackbaud, Inc. *	249	18,790
Broadridge Financial Solutions, Inc.	763	128,619
Cadence Design Systems, Inc. *	687	121,915
CDK Global, Inc.	1,970	76,121
Cerence, Inc. *	193	14,510
Check Point Software Technologies Ltd. *	965	107,414
Citrix Systems, Inc.	1,363	109,626
Cognizant Technology Solutions Corp., Class A	8,015	625,010
Cognyte Software Ltd. *	363	7,394
CommVault Systems, Inc. *	291	18,298
Concentrix Corp.	416	69,056
Conduent, Inc. *	9,996	50,380
Consensus Cloud Solutions, Inc. *	127	7,955
CSG Systems International, Inc.	492	25,933
Dolby Laboratories, Inc., Class A	385	32,113
Dropbox, Inc., Class A *	476	11,714
DXC Technology Co. *	9,876	296,181
Ebix, Inc.	551	16,839
Envestnet, Inc. *	121	9,277
EPAM Systems, Inc. *	93	56,595
Euronet Worldwide, Inc. *	346	35,074
EVERTEC, Inc.	392	16,460
ExlService Holdings, Inc. *	228	29,610
Fair Isaac Corp. *	83	29,310
Fidelity National Information Services, Inc.	2,481	259,265
Fiserv, Inc. *	1,801	173,833

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FleetCor Technologies, Inc. *	472	97,765
Fortinet, Inc. *	177	58,784
Gartner, Inc. *	298	93,051
Genpact Ltd.	1,923	92,823
Global Payments, Inc.	742	88,328
Globant S.A. *	38	10,070
GoDaddy, Inc., Class A *	317	22,244
Guidewire Software, Inc. *	79	9,191
InterDigital, Inc.	520	35,313
International Business Machines Corp.	19,970	2,338,487
Intuit, Inc.	771	502,923
Jack Henry & Associates, Inc.	503	76,270
Kyndryl Holdings, Inc. *	3,992	63,074
LiveRamp Holdings, Inc. *	755	35,432
Manhattan Associates, Inc. *	274	42,788
Mastercard, Inc., Class A	2,403	756,753
MAXIMUS, Inc.	925	69,791
Microsoft Corp.	25,892	8,559,636
MicroStrategy, Inc., Class A *	29	20,921
NCR Corp. *	2,552	99,273
NortonLifeLock, Inc.	9,039	224,619
Nuance Communications, Inc. *	577	32,018
Oracle Corp.	23,879	2,166,780
Pagseguro Digital Ltd., Class A *	211	5,393
Palo Alto Networks, Inc. *	80	43,755
Paychex, Inc.	2,024	241,261
Paycom Software, Inc. *	41	17,937
PayPal Holdings, Inc. *	1,791	331,138
Pegasystems, Inc.	87	9,989
Perficient, Inc. *	218	29,873
Progress Software Corp.	454	21,996
PTC, Inc. *	204	22,354
Sabre Corp. *	7,845	59,073
salesforce.com, Inc. *	926	263,873
ServiceNow, Inc. *	24	15,545
Splunk, Inc. *	117	14,157
Square, Inc., Class A *	75	15,625
SS&C Technologies Holdings, Inc.	913	69,689
StoneCo Ltd., Class A *	111	1,732
Synopsys, Inc. *	359	122,419
Teradata Corp. *	2,183	94,786
The Western Union Co.	7,385	116,831
Tyler Technologies, Inc. *	62	32,177
Unisys Corp. *	804	14,601
Verint Systems, Inc. *	406	19,322
VeriSign, Inc. *	342	82,049
Visa, Inc., Class A	5,123	992,684
VMware, Inc., Class A	942	109,969
Vonage Holdings Corp. *	1,491	30,744
WEX, Inc. *	198	25,031
Workday, Inc., Class A *	45	12,340
Xperi Holding Corp.	1,346	24,120
		23,826,613

Technology Hardware & Equipment 7.4%
3D Systems Corp. *	633	14,420
ADTRAN, Inc.	1,086	22,133
Advanced Energy Industries, Inc.	230	20,169
Amphenol Corp., Class A	3,313	266,962
Apple Inc.	104,158	17,217,317
Arista Networks, Inc. *	522	64,759
Arrow Electronics, Inc. *	2,718	330,645
Avnet, Inc.	9,409	341,264
Badger Meter, Inc.	155	15,866
Belden, Inc.	949	58,525
Benchmark Electronics, Inc.	2,043	48,174
CDW Corp.	1,174	222,309
Ciena Corp. *	1,213	73,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Cisco Systems, Inc.	64,825	3,555,003
Cognex Corp.	457	35,303
Coherent, Inc. *	215	55,670
CommScope Holding Co., Inc. *	4,841	48,216
Comtech Telecommunications Corp.	525	13,330
Corning, Inc.	16,737	620,775
CTS Corp.	409	14,250
Dell Technologies, Inc., Class C *	1,252	70,700
ePlus, Inc. *	300	31,647
F5, Inc. *	706	160,671
Fabrinet *	331	36,595
Flex Ltd. *	12,058	206,192
Hewlett Packard Enterprise Co.	60,537	868,706
HP, Inc.	21,491	758,203
II-VI, Inc. *	401	25,075
Insight Enterprises, Inc. *	799	78,797
IPG Photonics Corp. *	213	34,972
Itron, Inc. *	290	17,954
Jabil, Inc.	4,124	241,089
Juniper Networks, Inc.	9,519	296,326
Keysight Technologies, Inc. *	483	93,934
Knowles Corp. *	1,230	26,716
Littelfuse, Inc.	151	45,070
Lumentum Holdings, Inc. *	286	24,816
Methode Electronics, Inc.	569	25,303
Motorola Solutions, Inc.	1,370	346,857
National Instruments Corp.	1,308	54,308
NetApp, Inc.	3,866	343,610
NETGEAR, Inc. *	582	15,563
NetScout Systems, Inc. *	1,828	54,657
Novanta, Inc. *	60	9,687
OSI Systems, Inc. *	232	21,096
PC Connection, Inc.	475	20,824
Plantronics, Inc. *	786	20,059
Plexus Corp. *	582	48,969
Rogers Corp. *	130	35,441
Sanmina Corp. *	2,750	100,485
ScanSource, Inc. *	1,811	56,594
Seagate Technology Holdings plc	4,554	467,559
Stratasys Ltd. *	624	16,842
Super Micro Computer, Inc. *	1,117	46,244
TD SYNNEX Corp.	763	78,940
TE Connectivity Ltd.	3,242	499,041
Teledyne Technologies, Inc. *	306	127,079
Trimble, Inc. *	1,060	91,022
TTM Technologies, Inc. *	2,975	40,996
ViaSat, Inc. *	753	33,350
Viavi Solutions, Inc. *	1,072	15,876
Vishay Intertechnology, Inc.	2,659	54,164
Western Digital Corp. *	7,556	437,039
Xerox Holdings Corp.	7,652	140,950
Zebra Technologies Corp., Class A *	144	84,784
		29,342,951

Telecommunication Services 2.8%
AT&T, Inc.	216,401	4,940,435
ATN International, Inc.	259	9,896
Cogent Communications Holdings, Inc.	310	23,228
Consolidated Communications Holdings, Inc. *	5,019	37,743
EchoStar Corp., Class A *	1,228	33,610
Iridium Communications, Inc. *	439	16,880
Liberty Global plc, Class A *	5,145	135,828
Liberty Global plc, Class C *	11,186	297,995
Liberty Latin America Ltd., Class A *	1,083	12,303
Liberty Latin America Ltd., Class C *	3,342	37,564
Lumen Technologies, Inc.	58,506	721,964
Shenandoah Telecommunications Co.	453	11,502

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Telephone and Data Systems, Inc.	5,834	103,145
T-Mobile US, Inc. *	3,512	382,141
United States Cellular Corp. *	563	16,389
Verizon Communications, Inc.	85,576	4,301,905
		11,082,528

Transportation 2.3%
Air Transport Services Group, Inc. *	889	21,949
Alaska Air Group, Inc. *	835	40,556
Allegiant Travel Co. *	64	11,086
AMERCO	99	69,751
American Airlines Group, Inc. *	9,478	167,666
ArcBest Corp.	843	86,896
Atlas Air Worldwide Holdings, Inc. *	463	40,563
Atlas Corp.	1,487	20,089
Avis Budget Group, Inc. *	2,875	789,446
C.H. Robinson Worldwide, Inc.	2,670	253,890
Copa Holdings S.A., Class A *	181	12,656
Costamare, Inc.	1,132	13,584
CSX Corp.	25,047	868,129
Delta Air Lines, Inc. *	5,263	190,521
Expeditors International of Washington, Inc.	2,116	257,348
FedEx Corp.	3,689	849,835
Forward Air Corp.	412	40,685
GXO Logistics, Inc. *	1,275	122,464
Hawaiian Holdings, Inc. *	688	12,577
Heartland Express, Inc.	894	14,966
Hub Group, Inc., Class A *	927	72,000
J.B. Hunt Transport Services, Inc.	972	185,808
JetBlue Airways Corp. *	2,910	39,052
Kansas City Southern	698	203,013
Kirby Corp. *	1,180	61,620
Knight-Swift Transportation Holdings, Inc.	1,846	105,684
Landstar System, Inc.	548	92,365
Marten Transport Ltd.	1,101	17,704
Mesa Air Group, Inc. *	886	6,255
Norfolk Southern Corp.	2,622	695,538
Old Dominion Freight Line, Inc.	483	171,547
Ryder System, Inc.	2,476	205,706
Saia, Inc. *	166	54,976
Schneider National, Inc., Class B	1,519	37,367
SkyWest, Inc. *	352	13,788
Southwest Airlines Co. *	3,574	158,686
Spirit Airlines, Inc. *	583	12,191
Uber Technologies, Inc. *	982	37,316
Union Pacific Corp.	7,674	1,808,301
United Airlines Holdings, Inc. *	3,444	145,543
United Parcel Service, Inc., Class B	4,818	955,747
Werner Enterprises, Inc.	1,262	56,929
XPO Logistics, Inc. *	1,260	91,274
Yellow Corp. *	2,248	29,584
		9,142,651

Utilities 3.4%
ALLETE, Inc.	847	49,660
Alliant Energy Corp.	2,489	136,372
Ameren Corp.	3,098	252,766
American Electric Power Co., Inc.	6,992	566,702
American States Water Co.	253	23,828
American Water Works Co., Inc.	1,049	176,830
Atlantica Sustainable Infrastructure plc	770	29,537
Atmos Energy Corp.	1,286	116,152
Avangrid, Inc.	833	42,166
Avista Corp.	1,261	48,561
Black Hills Corp.	874	56,041
California Water Service Group	378	23,818
CenterPoint Energy, Inc.	9,784	253,503
SECURITY	NUMBER OF SHARES	VALUE ($)
Chesapeake Utilities Corp.	138	17,576
Clearway Energy, Inc., Class A	197	6,802
Clearway Energy, Inc., Class C	552	20,601
CMS Energy Corp.	3,577	210,506
Consolidated Edison, Inc.	6,280	487,579
Dominion Energy, Inc.	9,203	655,254
DTE Energy Co.	2,473	267,925
Duke Energy Corp.	11,406	1,106,496
Edison International	6,019	392,920
Entergy Corp.	2,895	290,484
Essential Utilities, Inc.	1,136	53,699
Evergy, Inc.	5,198	329,033
Eversource Energy	3,670	301,931
Exelon Corp.	22,350	1,178,516
FirstEnergy Corp.	11,511	433,504
Hawaiian Electric Industries, Inc.	1,605	60,974
IDACORP, Inc.	584	61,098
MDU Resources Group, Inc.	3,424	93,236
MGE Energy, Inc.	311	22,575
National Fuel Gas Co.	1,141	65,961
New Jersey Resources Corp.	1,282	47,152
NextEra Energy, Inc.	11,880	1,030,946
NiSource, Inc.	5,810	142,403
Northwest Natural Holding Co.	460	19,835
NorthWestern Corp.	832	46,010
NRG Energy, Inc.	3,471	125,025
OGE Energy Corp.	3,182	109,206
ONE Gas, Inc.	713	46,231
Ormat Technologies, Inc.	291	21,971
Otter Tail Corp.	588	38,449
PG&E Corp. *	14,334	170,288
Pinnacle West Capital Corp.	1,956	127,238
PNM Resources, Inc.	989	48,698
Portland General Electric Co.	1,652	80,403
PPL Corp.	15,214	423,406
Public Service Enterprise Group, Inc.	7,100	443,679
Sempra Energy	3,154	378,070
SJW Group	204	13,739
South Jersey Industries, Inc.	1,371	32,219
Southwest Gas Holdings, Inc.	1,075	70,746
Spire, Inc.	793	47,461
The AES Corp.	12,585	294,237
The Southern Co.	14,227	869,270
UGI Corp.	3,861	159,266
Unitil Corp.	297	12,308
Vistra Corp.	13,221	262,833
WEC Energy Group, Inc.	3,147	273,569
Xcel Energy, Inc.	6,136	391,047
		13,558,311
Total Common Stocks (Cost $288,332,768)		394,789,479

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	5,020	519,219
Total Investment Companies (Cost $508,955)		519,219

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	187,321	187,321
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	49,400	49,400
		236,721
Total Short-Term Investments (Cost $236,721)		236,721
Total Investments in Securities (Cost $289,078,444)		395,545,419

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/17/21	5	1,141,563	(7,732)

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $46,360.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 2/28/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/21	BALANCE OF SHARES HELD AT 11/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$370,567	$104,103	($189,277)	$55,257	$28,191	$368,841	4,766	$2,973

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$365,554,517	$—	$—	$365,554,517
Capital Goods	29,212,980	—	21,982	29,234,962
Investment Companies[1]	519,219	—	—	519,219
Short-Term Investments[1]	236,721	—	—	236,721
Liabilities
Futures Contracts[2]	(7,732)	—	—	(7,732)
Total	$395,515,705	$—	$21,982	$395,537,687

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.1%
Adient plc *	74,853	3,177,510
Aptiv plc *	49,112	7,875,109
Autoliv, Inc.	32,838	3,165,255
BorgWarner, Inc.	123,462	5,343,435
Dana, Inc.	89,702	1,928,593
Ford Motor Co.	3,253,185	62,428,620
General Motors Co. *	840,900	48,662,883
Gentex Corp.	75,014	2,582,732
Harley-Davidson, Inc.	71,567	2,621,499
Lear Corp.	41,839	7,020,166
Tesla, Inc. *	2,672	3,058,799
The Goodyear Tire & Rubber Co. *	460,192	9,254,461
Thor Industries, Inc.	23,493	2,483,445
Visteon Corp. *	24,544	2,599,701
		162,202,208

Banks 7.2%
Bank of America Corp.	2,149,216	95,575,636
CIT Group, Inc.	64,533	3,165,989
Citigroup, Inc.	1,255,395	79,968,661
Citizens Financial Group, Inc.	154,735	7,314,323
Comerica, Inc.	61,014	5,035,485
Credicorp Ltd.	27,502	3,245,236
East West Bancorp, Inc.	24,158	1,860,166
Fifth Third Bancorp	250,360	10,552,674
First Republic Bank	11,193	2,346,724
Huntington Bancshares, Inc.	314,968	4,674,125
JPMorgan Chase & Co.	833,891	132,446,908
KeyCorp	251,837	5,651,222
M&T Bank Corp.	51,842	7,600,556
New York Community Bancorp, Inc.	156,855	1,879,123
PacWest Bancorp	44,777	2,003,323
People's United Financial, Inc.	93,783	1,598,062
Popular, Inc.	23,611	1,837,408
Regions Financial Corp.	257,392	5,855,668
SVB Financial Group *	4,017	2,781,090
The PNC Financial Services Group, Inc.	121,540	23,943,380
Truist Financial Corp.	207,219	12,290,159
U.S. Bancorp	462,048	25,569,736
Wells Fargo & Co.	2,528,570	120,815,075
Zions Bancorp NA	52,321	3,300,409
		561,311,138

Capital Goods 7.0%
3M Co.	157,230	26,735,389
A.O. Smith Corp.	29,439	2,327,153
Acuity Brands, Inc.	15,106	3,041,593
AECOM *	60,619	4,179,074
AerCap Holdings N.V. *	84,866	4,755,891
AGCO Corp.	22,883	2,521,935
SECURITY	NUMBER OF SHARES	VALUE ($)
Allegion plc	11,445	1,415,060
Allison Transmission Holdings, Inc.	68,749	2,378,028
AMETEK, Inc.	28,678	3,914,547
Carlisle Cos., Inc.	15,886	3,577,527
Carrier Global Corp.	218,209	11,809,471
Caterpillar, Inc.	119,932	23,188,852
Cummins, Inc.	50,859	10,667,675
Curtiss-Wright Corp.	12,700	1,597,914
Deere & Co.	48,323	16,697,529
Donaldson Co., Inc.	28,127	1,587,207
Dover Corp.	29,569	4,844,881
Eaton Corp. plc	112,985	18,310,349
EMCOR Group, Inc.	24,552	2,930,036
Emerson Electric Co.	166,409	14,617,366
Fastenal Co.	86,846	5,138,678
Flowserve Corp.	49,031	1,469,949
Fluor Corp. *	230,292	5,091,756
Fortive Corp.	37,826	2,794,207
Fortune Brands Home & Security, Inc.	33,981	3,416,110
GATX Corp.	17,438	1,717,643
General Dynamics Corp.	96,008	18,142,632
General Electric Co.	491,204	46,659,468
Graco, Inc.	20,316	1,480,833
Hexcel Corp. *	32,791	1,684,802
Honeywell International, Inc.	131,562	26,607,099
Howmet Aerospace, Inc.	124,304	3,496,671
Hubbell, Inc.	13,078	2,559,365
Huntington Ingalls Industries, Inc.	18,140	3,220,031
IDEX Corp.	9,910	2,225,687
Illinois Tool Works, Inc.	64,375	14,944,656
ITT, Inc.	18,832	1,781,131
Johnson Controls International plc	190,543	14,244,995
L3Harris Technologies, Inc.	26,814	5,606,271
Lennox International, Inc.	5,014	1,549,426
Lincoln Electric Holdings, Inc.	15,321	2,067,722
Lockheed Martin Corp.	54,711	18,236,270
Masco Corp.	57,666	3,800,189
MasTec, Inc. *	18,267	1,683,669
MSC Industrial Direct Co., Inc., Class A	19,300	1,518,910
Nordson Corp.	7,924	2,014,202
Northrop Grumman Corp.	41,611	14,513,917
nVent Electric plc	51,713	1,801,164
Oshkosh Corp.	27,117	2,917,789
Otis Worldwide Corp.	63,638	5,116,495
Owens Corning	41,238	3,498,632
PACCAR, Inc.	120,778	10,075,301
Parker-Hannifin Corp.	26,677	8,058,055
Pentair plc	36,174	2,665,662
Quanta Services, Inc.	43,724	4,974,917
Raytheon Technologies Corp.	319,403	25,846,091
Regal Rexnord Corp.	17,677	2,794,734
Rockwell Automation, Inc.	20,173	6,782,163
Roper Technologies, Inc.	8,793	4,081,271
Sensata Technologies Holding plc *	34,608	1,927,666
Snap-on, Inc.	16,343	3,365,187

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit AeroSystems Holdings, Inc., Class A	86,741	3,284,014
Stanley Black & Decker, Inc.	31,460	5,497,950
Textron, Inc.	93,613	6,627,800
The Boeing Co. *	172,344	34,098,260
The Toro Co.	15,273	1,535,853
Trane Technologies plc	38,725	7,228,021
TransDigm Group, Inc. *	7,300	4,219,765
UFP Industries, Inc.	25,482	2,122,141
United Rentals, Inc. *	22,813	7,727,676
Univar Solutions, Inc. *	81,149	2,102,571
W.W. Grainger, Inc.	12,673	6,100,909
Watsco, Inc.	7,664	2,243,329
WESCO International, Inc. *	36,857	4,575,059
Westinghouse Air Brake Technologies Corp.	27,556	2,446,146
Xylem, Inc.	21,885	2,650,492
		545,128,879

Commercial & Professional Services 0.9%
ABM Industries, Inc.	36,642	1,648,890
Booz Allen Hamilton Holding Corp.	24,243	2,034,958
CACI International, Inc., Class A *	6,494	1,684,738
Cintas Corp.	10,951	4,623,403
Copart, Inc. *	12,340	1,791,274
CoreCivic, Inc. *	197,054	2,122,272
Equifax, Inc.	11,695	3,258,812
IHS Markit Ltd.	31,343	4,006,262
Jacobs Engineering Group, Inc.	35,350	5,039,496
KBR, Inc.	42,992	1,891,648
Kelly Services, Inc., Class A	64,707	1,090,960
Leidos Holdings, Inc.	41,049	3,608,618
ManpowerGroup, Inc.	55,895	5,009,869
Nielsen Holdings plc	197,799	3,789,829
Republic Services, Inc.	44,858	5,932,919
Robert Half International, Inc.	41,019	4,560,082
Science Applications International Corp.	19,181	1,609,094
Verisk Analytics, Inc.	11,030	2,480,316
Waste Management, Inc.	85,499	13,737,124
		69,920,564

Consumer Durables & Apparel 1.5%
Brunswick Corp.	22,729	2,134,480
Capri Holdings Ltd. *	75,626	4,478,572
Carter's, Inc.	20,239	2,044,746
D.R. Horton, Inc.	81,665	7,978,670
Garmin Ltd.	20,348	2,717,272
Hanesbrands, Inc.	158,490	2,559,613
Hasbro, Inc.	28,454	2,757,477
Leggett & Platt, Inc.	49,129	1,984,320
Lennar Corp., Class A	69,858	7,338,583
Lululemon Athletica, Inc. *	6,568	2,984,565
Mattel, Inc. *	90,812	1,926,123
Mohawk Industries, Inc. *	24,064	4,039,624
Newell Brands, Inc.	119,305	2,561,478
NIKE, Inc., Class B	133,428	22,581,355
NVR, Inc. *	855	4,467,666
Polaris, Inc.	19,959	2,231,217
PulteGroup, Inc.	106,292	5,317,789
PVH Corp.	44,360	4,736,761
Ralph Lauren Corp.	25,384	2,945,559
Skechers U.S.A., Inc., Class A *	40,143	1,803,224
Tapestry, Inc.	98,694	3,959,603
Taylor Morrison Home Corp. *	55,713	1,730,446
Toll Brothers, Inc.	44,755	2,840,600
Tri Pointe Homes, Inc. *	69,217	1,728,348
Under Armour, Inc., Class A *	37,090	874,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Under Armour, Inc., Class C *	40,989	822,649
VF Corp.	79,825	5,725,847
Whirlpool Corp.	29,608	6,446,846
		113,718,386

Consumer Services 2.0%
Aramark	102,275	3,415,985
Booking Holdings, Inc. *	8,001	16,816,902
Carnival Corp. *	380,846	6,710,506
Chipotle Mexican Grill, Inc. *	2,007	3,298,324
Cracker Barrel Old Country Store, Inc.	10,739	1,310,373
Darden Restaurants, Inc.	26,756	3,690,990
Domino's Pizza, Inc.	6,799	3,563,628
Expedia Group, Inc. *	28,771	4,634,720
H&R Block, Inc.	83,017	1,965,843
Hilton Worldwide Holdings, Inc. *	36,988	4,995,969
Las Vegas Sands Corp. *	124,035	4,418,127
Marriott International, Inc., Class A *	45,323	6,687,862
Marriott Vacations Worldwide Corp.	9,380	1,431,857
McDonald's Corp.	143,403	35,076,374
MGM Resorts International	148,180	5,864,964
Norwegian Cruise Line Holdings Ltd. *	145,446	2,837,651
Royal Caribbean Cruises Ltd. *	74,708	5,216,113
Service Corp. International	30,447	2,014,374
Six Flags Entertainment Corp. *	41,200	1,506,684
Starbucks Corp.	209,557	22,975,829
The Wendy's Co.	68,341	1,406,458
Travel & Leisure Co.	35,052	1,725,259
Vail Resorts, Inc.	5,144	1,706,316
Wynn Resorts Ltd. *	25,462	2,062,677
Yum China Holdings, Inc.	64,512	3,232,051
Yum! Brands, Inc.	66,062	8,115,056
		156,680,892

Diversified Financials 5.9%
Affiliated Managers Group, Inc.	17,165	2,920,281
AGNC Investment Corp.	104,680	1,600,557
Ally Financial, Inc.	207,926	9,529,249
American Express Co.	184,166	28,048,482
Ameriprise Financial, Inc.	40,464	11,718,374
Annaly Capital Management, Inc.	276,343	2,238,378
Berkshire Hathaway, Inc., Class B *	424,854	117,552,853
BlackRock, Inc.	18,313	16,566,123
Capital One Financial Corp.	217,318	30,539,699
Cboe Global Markets, Inc.	13,816	1,781,435
CME Group, Inc.	32,761	7,224,456
Discover Financial Services	148,817	16,049,913
Equitable Holdings, Inc.	97,471	3,066,438
Evercore, Inc., Class A	12,948	1,795,888
Franklin Resources, Inc.	218,891	7,092,068
Intercontinental Exchange, Inc.	54,714	7,152,214
Invesco Ltd.	180,902	4,039,542
Jackson Financial, Inc., Class A	12,280	388,785
Janus Henderson Group plc	44,985	1,922,209
Jefferies Financial Group, Inc.	69,769	2,621,919
KKR & Co., Inc.	53,153	3,957,241
Lazard Ltd., Class A	42,716	1,820,556
LPL Financial Holdings, Inc.	17,516	2,760,697
Moody's Corp.	13,355	5,216,997
Morgan Stanley	290,709	27,565,027
MSCI, Inc.	3,994	2,514,023
Nasdaq, Inc.	12,418	2,523,710
Navient Corp.	256,590	5,062,521
New Residential Investment Corp.	254,310	2,703,315
Northern Trust Corp.	43,320	5,012,124
OneMain Holdings, Inc.	28,814	1,434,649
PROG Holdings, Inc. *	28,827	1,300,674

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	32,821	3,225,976
S&P Global, Inc.	21,333	9,722,088
SEI Investments Co.	29,642	1,767,553
Starwood Property Trust, Inc.	75,021	1,872,524
State Street Corp.	99,599	8,861,323
Synchrony Financial	399,356	17,887,155
T. Rowe Price Group, Inc.	50,030	10,003,499
The Bank of New York Mellon Corp.	335,035	18,356,568
The Charles Schwab Corp. (a)	101,219	7,833,338
The Goldman Sachs Group, Inc.	100,282	38,206,439
Voya Financial, Inc.	43,939	2,730,370
		456,187,230

Energy 8.4%
Antero Resources Corp. *	256,181	4,498,538
APA Corp.	186,476	4,805,487
Baker Hughes Co.	459,182	10,717,308
Cheniere Energy, Inc.	23,084	2,419,434
Chevron Corp.	1,038,124	117,173,056
ConocoPhillips	591,162	41,458,191
Coterra Energy, Inc.	175,823	3,530,526
Delek US Holdings, Inc. *	106,979	1,677,431
Devon Energy Corp.	160,333	6,743,606
Diamondback Energy, Inc.	40,052	4,274,750
DTE Midstream LLC *	26,098	1,197,115
EOG Resources, Inc.	163,469	14,221,803
Exxon Mobil Corp.	3,096,139	185,272,958
Halliburton Co.	379,725	8,198,263
Helmerich & Payne, Inc.	104,069	2,336,349
Hess Corp.	53,736	4,004,407
HollyFrontier Corp.	223,845	7,234,670
Kinder Morgan, Inc.	895,060	13,837,628
Marathon Oil Corp.	577,087	8,939,078
Marathon Petroleum Corp.	588,797	35,828,297
Murphy Oil Corp.	148,544	3,948,300
Nabors Industries Ltd. *	22,695	1,848,735
NOV, Inc. *	469,621	5,597,882
Occidental Petroleum Corp.	644,965	19,123,212
ONEOK, Inc.	147,527	8,828,016
Ovintiv, Inc.	59,669	2,074,094
Patterson-UTI Energy, Inc.	244,336	1,725,012
PBF Energy, Inc., Class A *	399,287	5,003,066
Peabody Energy Corp. *	489,967	4,880,071
Phillips 66	491,221	33,977,757
Pioneer Natural Resources Co.	37,039	6,604,795
Schlumberger N.V.	795,279	22,808,602
Targa Resources Corp.	125,307	6,469,600
The Williams Cos., Inc.	368,661	9,876,428
Transocean Ltd. *	765,520	2,311,870
Valero Energy Corp.	562,993	37,686,751
World Fuel Services Corp.	196,976	4,922,430
		656,055,516

Food & Staples Retailing 3.0%
Casey's General Stores, Inc.	13,985	2,717,146
Costco Wholesale Corp.	93,873	50,633,219
Performance Food Group Co. *	102,307	4,123,995
Rite Aid Corp. *	145,747	1,795,603
SpartanNash Co.	89,591	2,143,912
Sprouts Farmers Market, Inc. *	69,311	1,833,969
Sysco Corp.	147,372	10,321,935
The Kroger Co.	669,038	27,785,148
United Natural Foods, Inc. *	105,422	5,241,582
US Foods Holding Corp. *	162,883	5,117,784
SECURITY	NUMBER OF SHARES	VALUE ($)
Walgreens Boots Alliance, Inc.	822,353	36,841,414
Walmart, Inc.	576,741	81,107,087
		229,662,794

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	674,924	28,778,759
Archer-Daniels-Midland Co.	418,326	26,024,060
Bunge Ltd.	129,589	11,218,520
Campbell Soup Co.	52,307	2,109,541
Coca-Cola Europacific Partners plc	76,310	3,767,425
Conagra Brands, Inc.	120,411	3,678,556
Constellation Brands, Inc., Class A	25,217	5,682,147
Darling Ingredients, Inc. *	25,299	1,708,189
Flowers Foods, Inc.	72,387	1,869,032
General Mills, Inc.	167,338	10,336,468
Hormel Foods Corp.	70,679	2,926,111
Ingredion, Inc.	39,848	3,711,044
Kellogg Co.	73,051	4,469,260
Keurig Dr Pepper, Inc.	67,585	2,297,214
McCormick & Co., Inc. Non-Voting Shares	28,277	2,426,732
Molson Coors Beverage Co., Class B	100,435	4,463,331
Mondelez International, Inc., Class A	368,804	21,737,308
Monster Beverage Corp. *	38,213	3,201,485
PepsiCo, Inc.	283,443	45,288,523
Philip Morris International, Inc.	386,169	33,187,364
Post Holdings, Inc. *	15,381	1,485,805
Sanderson Farms, Inc.	11,626	2,183,130
The Coca-Cola Co.	663,508	34,800,995
The Hershey Co.	21,431	3,803,788
The J.M. Smucker Co.	43,000	5,438,210
The Kraft Heinz Co.	251,477	8,452,142
Tyson Foods, Inc., Class A	185,496	14,646,764
		289,691,903

Health Care Equipment & Services 5.8%
Abbott Laboratories	165,113	20,766,262
Align Technology, Inc. *	2,518	1,539,833
AmerisourceBergen Corp.	68,756	7,958,507
Anthem, Inc.	99,647	40,479,601
Baxter International, Inc.	97,562	7,275,198
Becton Dickinson & Co.	32,404	7,684,285
Boston Scientific Corp. *	111,759	4,254,665
Cardinal Health, Inc.	295,901	13,679,503
Centene Corp. *	162,581	11,609,909
Cerner Corp.	68,284	4,810,608
Cigna Corp.	74,308	14,259,705
CVS Health Corp.	712,682	63,471,459
Danaher Corp.	38,239	12,299,192
DaVita, Inc. *	42,786	4,043,277
Dentsply Sirona, Inc.	45,826	2,233,559
Edwards Lifesciences Corp. *	25,822	2,770,959
Encompass Health Corp.	22,796	1,313,506
Envista Holdings Corp. *	31,750	1,231,900
HCA Healthcare, Inc.	73,742	16,635,458
Henry Schein, Inc. *	51,283	3,644,170
Hologic, Inc. *	30,287	2,263,348
Humana, Inc.	49,868	20,930,098
Intuitive Surgical, Inc. *	13,332	4,324,101
Laboratory Corp. of America Holdings *	19,642	5,604,452
Magellan Health, Inc. *	18,824	1,784,327
McKesson Corp.	106,811	23,152,352
Medtronic plc	267,952	28,590,478
Molina Healthcare, Inc. *	12,995	3,705,914
Patterson Cos., Inc.	55,968	1,761,313
Quest Diagnostics, Inc.	41,515	6,172,450
ResMed, Inc.	9,115	2,322,958

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS plc	12,421	2,714,361
Stryker Corp.	34,409	8,142,202
Tenet Healthcare Corp. *	55,557	4,048,439
The Cooper Cos., Inc.	4,013	1,510,774
UnitedHealth Group, Inc.	195,588	86,884,101
Universal Health Services, Inc., Class B	37,214	4,418,418
Zimmer Biomet Holdings, Inc.	30,312	3,625,315
		453,916,957

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	38,606	3,450,604
Colgate-Palmolive Co.	142,647	10,701,378
Kimberly-Clark Corp.	63,091	8,221,388
Nu Skin Enterprises, Inc., Class A	28,586	1,254,354
The Clorox Co.	20,647	3,362,364
The Estee Lauder Cos., Inc., Class A	18,655	6,194,766
The Procter & Gamble Co.	449,368	64,969,625
		98,154,479

Insurance 3.5%
Aflac, Inc.	262,808	14,228,425
Alleghany Corp. *	4,139	2,677,436
American Financial Group, Inc.	18,632	2,489,422
American International Group, Inc.	730,537	38,426,246
Aon plc, Class A	39,864	11,790,575
Arch Capital Group Ltd. *	64,824	2,617,593
Arthur J. Gallagher & Co.	22,470	3,660,363
Assurant, Inc.	12,303	1,871,286
Assured Guaranty Ltd.	65,642	3,214,489
Athene Holding Ltd., Class A *	28,888	2,366,505
Axis Capital Holdings Ltd.	30,585	1,519,463
Brown & Brown, Inc.	28,486	1,834,783
Chubb Ltd.	95,823	17,197,354
Cincinnati Financial Corp.	33,952	3,867,133
CNO Financial Group, Inc.	79,710	1,806,229
Everest Re Group Ltd.	12,914	3,310,891
Fidelity National Financial, Inc.	92,762	4,536,989
First American Financial Corp.	40,759	3,023,503
Genworth Financial, Inc., Class A *	554,785	2,119,279
Globe Life, Inc.	29,646	2,565,565
Lincoln National Corp.	93,584	6,207,427
Loews Corp.	105,681	5,649,706
Markel Corp. *	2,354	2,812,606
Marsh & McLennan Cos., Inc.	78,210	12,828,004
MetLife, Inc.	317,617	18,631,413
Old Republic International Corp.	117,977	2,826,729
Primerica, Inc.	10,684	1,572,151
Principal Financial Group, Inc.	94,872	6,506,322
Prudential Financial, Inc.	206,750	21,142,255
Reinsurance Group of America, Inc.	27,435	2,603,856
The Allstate Corp.	135,074	14,685,245
The Hanover Insurance Group, Inc.	13,034	1,586,889
The Hartford Financial Services Group, Inc.	141,272	9,338,079
The Progressive Corp.	104,403	9,703,215
The Travelers Cos., Inc.	155,198	22,806,346
Unum Group	160,672	3,711,523
W.R. Berkley Corp.	34,764	2,664,313
Willis Towers Watson plc	16,727	3,777,626
		274,177,234

Materials 3.3%
Air Products and Chemicals, Inc.	29,157	8,380,888
Albemarle Corp.	16,094	4,288,890
Alcoa Corp.	143,840	6,692,875
AptarGroup, Inc.	11,193	1,338,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Arconic Corp. *	72,746	1,943,773
Ashland Global Holdings, Inc.	17,805	1,799,551
Avery Dennison Corp.	14,949	3,065,592
Axalta Coating Systems Ltd. *	49,828	1,510,785
Ball Corp.	34,623	3,235,519
Berry Global Group, Inc. *	34,309	2,369,037
Celanese Corp.	32,649	4,941,753
CF Industries Holdings, Inc.	82,858	5,020,366
Commercial Metals Co.	68,557	2,118,411
Corteva, Inc.	121,056	5,447,520
Crown Holdings, Inc.	21,652	2,290,782
Dow, Inc.	184,413	10,129,806
DuPont de Nemours, Inc.	257,572	19,050,025
Eastman Chemical Co.	54,735	5,708,313
Ecolab, Inc.	38,511	8,529,031
FMC Corp.	13,144	1,316,897
Freeport-McMoRan, Inc.	129,934	4,817,953
Graphic Packaging Holding Co.	125,935	2,485,957
Huntsman Corp.	109,693	3,476,171
International Flavors & Fragrances, Inc.	18,737	2,663,839
International Paper Co.	181,379	8,256,372
Linde plc	76,314	24,278,536
LyondellBasell Industries N.V., Class A	149,794	13,051,551
Martin Marietta Materials, Inc.	9,985	4,029,047
Newmont Corp.	101,157	5,555,543
Nucor Corp.	152,334	16,187,011
O-I Glass, Inc. *	149,073	1,650,238
Olin Corp.	63,885	3,472,150
Packaging Corp. of America	28,032	3,660,699
PPG Industries, Inc.	61,871	9,538,652
Reliance Steel & Aluminum Co.	37,916	5,635,455
RPM International, Inc.	24,812	2,258,885
Sealed Air Corp.	58,446	3,630,666
Sonoco Products Co.	37,372	2,172,434
Steel Dynamics, Inc.	98,778	5,906,925
Sylvamo Corp. *	16,329	494,442
The Chemours Co.	74,372	2,208,848
The Mosaic Co.	187,831	6,427,577
The Sherwin-Williams Co.	22,200	7,353,528
United States Steel Corp.	188,815	4,269,107
Vulcan Materials Co.	17,914	3,433,039
Westrock Co.	161,864	7,023,279
		253,116,289

Media & Entertainment 4.4%
Activision Blizzard, Inc.	69,653	4,081,666
Alphabet, Inc., Class A *	21,915	62,193,674
Alphabet, Inc., Class C *	21,275	60,613,326
Altice USA, Inc., Class A *	102,179	1,618,515
Charter Communications, Inc., Class A *	27,434	17,730,045
Cinemark Holdings, Inc. *	83,910	1,302,283
Comcast Corp., Class A	1,136,314	56,792,974
Discovery, Inc., Class A *(b)	48,124	1,119,845
Discovery, Inc., Class C *	93,039	2,112,916
DISH Network Corp., Class A *	77,419	2,419,344
Electronic Arts, Inc.	41,848	5,198,359
Fox Corp., Class A	114,007	4,071,190
Fox Corp., Class B	54,096	1,817,626
Liberty Media Corp. - Liberty SiriusXM, Class A *	46,490	2,268,712
Liberty Media Corp. - Liberty SiriusXM, Class C *	95,147	4,655,543
Loyalty Ventures, Inc. *	20,397	585,394
Match Group, Inc. *	7,872	1,023,281
Meta Platforms, Inc., Class A *	150,752	48,912,994
Netflix, Inc. *	5,604	3,597,208
News Corp., Class A	118,977	2,572,283
News Corp., Class B	37,507	808,276

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicom Group, Inc.	77,278	5,201,582
The Interpublic Group of Cos., Inc.	107,770	3,576,886
The Walt Disney Co. *	288,827	41,851,032
Twitter, Inc. *	24,563	1,079,298
ViacomCBS, Inc., Class B	198,641	6,147,939
		343,352,191

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	356,141	41,055,935
Agilent Technologies, Inc.	29,511	4,453,210
Amgen, Inc.	156,505	31,125,714
Biogen, Inc. *	42,489	10,016,357
Bristol-Myers Squibb Co.	332,095	17,810,255
Eli Lilly & Co.	66,555	16,508,302
Gilead Sciences, Inc.	668,441	46,075,638
ICON plc *	10,616	2,871,310
Illumina, Inc. *	6,243	2,280,755
IQVIA Holdings, Inc. *	29,401	7,618,681
Jazz Pharmaceuticals plc *	12,588	1,508,924
Johnson & Johnson	518,638	80,871,223
Merck & Co., Inc.	623,700	46,721,367
Mettler-Toledo International, Inc. *	1,978	2,994,949
Organon & Co.	65,087	1,902,493
Perrigo Co., plc	55,724	2,045,628
Pfizer, Inc.	1,845,939	99,182,303
Regeneron Pharmaceuticals, Inc. *	8,514	5,419,416
Thermo Fisher Scientific, Inc.	30,409	19,243,727
United Therapeutics Corp. *	12,668	2,400,586
Vertex Pharmaceuticals, Inc. *	6,196	1,158,280
Viatris, Inc.	391,980	4,825,274
Waters Corp. *	10,070	3,303,665
Zoetis, Inc.	26,601	5,906,486
		457,300,478

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	9,615	1,923,673
American Tower Corp.	31,692	8,318,516
Apartment Income REIT Corp.	32,413	1,645,284
Apple Hospitality REIT, Inc.	110,823	1,664,561
AvalonBay Communities, Inc.	19,673	4,699,290
Boston Properties, Inc.	34,865	3,759,842
Brixmor Property Group, Inc.	96,929	2,204,165
Camden Property Trust	13,850	2,288,159
CBRE Group, Inc., Class A *	69,214	6,614,782
Crown Castle International Corp.	40,427	7,343,565
Digital Realty Trust, Inc.	25,866	4,338,763
DigitalBridge Group, Inc. *	341,413	2,717,647
Diversified Healthcare Trust	424,058	1,183,122
Duke Realty Corp.	36,712	2,141,411
Equinix, Inc.	7,070	5,742,254
Equity Residential	63,600	5,425,716
Essex Property Trust, Inc.	8,269	2,806,829
Extra Space Storage, Inc.	12,392	2,478,400
Healthpeak Properties, Inc.	101,869	3,347,415
Host Hotels & Resorts, Inc. *	371,606	5,834,214
Invitation Homes, Inc.	48,842	1,975,170
Iron Mountain, Inc.	99,242	4,509,557
Jones Lang LaSalle, Inc. *	19,362	4,548,327
Kimco Realty Corp.	142,341	3,191,285
Lamar Advertising Co., Class A	17,657	1,929,204
Mid-America Apartment Communities, Inc.	14,913	3,075,806
Omega Healthcare Investors, Inc.	40,746	1,138,443
Orion Office REIT, Inc. *	7,071	125,652
Park Hotels & Resorts, Inc. *	143,946	2,395,261
Prologis, Inc.	41,530	6,260,648
Public Storage	15,000	4,910,700
SECURITY	NUMBER OF SHARES	VALUE ($)
Realogy Holdings Corp. *	152,020	2,309,184
Realty Income Corp.	70,930	4,817,566
Regency Centers Corp.	26,519	1,838,827
RLJ Lodging Trust	110,164	1,386,965
Service Properties Trust	195,513	1,663,816
Simon Property Group, Inc.	76,312	11,663,526
SL Green Realty Corp.	31,169	2,164,064
The Macerich Co.	133,212	2,512,378
UDR, Inc.	36,860	2,091,068
Ventas, Inc.	123,349	5,787,535
Vornado Realty Trust	61,800	2,480,652
Welltower, Inc.	98,519	7,844,083
Weyerhaeuser Co.	222,128	8,354,234
WP Carey, Inc.	22,720	1,734,672
		167,186,231

Retailing 5.3%
Advance Auto Parts, Inc.	20,195	4,457,440
Amazon.com, Inc. *	13,909	48,779,837
American Eagle Outfitters, Inc.	80,523	2,084,740
Asbury Automotive Group, Inc. *	9,435	1,543,943
AutoNation, Inc. *	34,298	4,247,807
AutoZone, Inc. *	2,798	5,084,162
Bath & Body Works, Inc.	77,420	5,816,565
Bed Bath & Beyond, Inc. *	204,046	3,740,163
Best Buy Co., Inc.	99,526	10,635,348
Big Lots, Inc.	32,914	1,427,809
Burlington Stores, Inc. *	6,110	1,791,024
CarMax, Inc. *	46,592	6,581,120
Dick's Sporting Goods, Inc.	31,919	3,752,398
Dollar General Corp.	56,656	12,537,973
Dollar Tree, Inc. *	61,871	8,280,196
eBay, Inc.	199,443	13,454,425
Foot Locker, Inc.	76,939	3,511,496
GameStop Corp., Class A *	72,674	14,259,366
Genuine Parts Co.	48,909	6,247,636
Group 1 Automotive, Inc.	14,006	2,727,669
Kohl's Corp.	214,185	10,972,698
Lithia Motors, Inc.	6,146	1,790,514
LKQ Corp.	87,455	4,888,735
Lowe's Cos., Inc.	143,616	35,127,037
Macy's, Inc.	631,262	17,990,967
Murphy USA, Inc.	21,429	3,714,289
Nordstrom, Inc. *	117,224	2,481,632
O'Reilly Automotive, Inc. *	13,512	8,622,818
Penske Automotive Group, Inc.	22,543	2,245,734
Qurate Retail, Inc., Class A	459,136	3,673,088
Ross Stores, Inc.	61,113	6,666,817
Signet Jewelers Ltd.	39,176	3,805,557
Target Corp.	144,737	35,292,670
The Gap, Inc.	143,184	2,366,832
The Home Depot, Inc.	178,094	71,346,237
The ODP Corp. *	72,458	2,736,014
The TJX Cos., Inc.	277,836	19,281,818
Tractor Supply Co.	23,802	5,363,305
Ulta Beauty, Inc. *	8,514	3,268,950
Urban Outfitters, Inc. *	48,754	1,544,039
Victoria's Secret & Co. *	25,630	1,391,196
Williams-Sonoma, Inc.	16,954	3,303,317
		408,835,381

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	14,505	2,297,157
Analog Devices, Inc.	58,186	10,488,027
Applied Materials, Inc.	133,043	19,582,599
Broadcom, Inc.	44,046	24,387,389
Intel Corp.	1,593,112	78,381,110

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	16,639	6,790,875
Lam Research Corp.	14,907	10,134,524
Marvell Technology, Inc.	42,444	3,020,740
Microchip Technology, Inc.	42,241	3,524,167
Micron Technology, Inc.	293,730	24,673,320
NVIDIA Corp.	58,642	19,161,860
NXP Semiconductor N.V.	43,758	9,773,787
ON Semiconductor Corp. *	70,572	4,335,238
Qorvo, Inc. *	20,680	3,024,036
QUALCOMM, Inc.	217,407	39,255,008
Skyworks Solutions, Inc.	31,812	4,824,608
Teradyne, Inc.	16,346	2,498,813
Texas Instruments, Inc.	138,449	26,633,434
Xilinx, Inc.	29,418	6,720,542
		299,507,234

Software & Services 6.1%
Accenture plc, Class A	77,593	27,731,738
Adobe, Inc. *	16,644	11,148,983
Akamai Technologies, Inc. *	25,418	2,864,609
Alliance Data Systems Corp.	50,955	3,473,093
Amdocs Ltd.	46,756	3,264,504
ANSYS, Inc. *	4,686	1,834,475
Autodesk, Inc. *	5,403	1,373,389
Automatic Data Processing, Inc.	53,804	12,422,806
Broadridge Financial Solutions, Inc.	16,388	2,762,525
Cadence Design Systems, Inc. *	14,692	2,607,242
CDK Global, Inc.	42,001	1,622,919
Check Point Software Technologies Ltd. *	20,546	2,286,975
Citrix Systems, Inc.	29,007	2,333,033
Cognizant Technology Solutions Corp., Class A	170,466	13,292,939
DXC Technology Co. *	208,868	6,263,951
Fidelity National Information Services, Inc.	52,723	5,509,553
Fiserv, Inc. *	38,288	3,695,558
FleetCor Technologies, Inc. *	10,163	2,105,062
Genpact Ltd.	40,735	1,966,278
Global Payments, Inc.	15,717	1,870,952
International Business Machines Corp.	424,635	49,724,758
Intuit, Inc.	16,467	10,741,424
Jack Henry & Associates, Inc.	10,411	1,578,620
Kyndryl Holdings, Inc. *	84,765	1,339,287
Mastercard, Inc., Class A	51,037	16,072,572
MAXIMUS, Inc.	19,716	1,487,572
Microsoft Corp.	550,511	181,993,431
NCR Corp. *	54,314	2,112,815
NortonLifeLock, Inc.	192,302	4,778,705
Oracle Corp.	507,372	46,038,935
Paychex, Inc.	42,984	5,123,693
PayPal Holdings, Inc. *	38,095	7,043,385
Sabre Corp. *	164,785	1,240,831
salesforce.com, Inc. *	19,739	5,624,825
SS&C Technologies Holdings, Inc.	19,399	1,480,726
Synopsys, Inc. *	7,721	2,632,861
Teradata Corp. *	46,387	2,014,124
The Western Union Co.	157,072	2,484,879
VeriSign, Inc. *	7,434	1,783,491
Visa, Inc., Class A	108,716	21,065,899
		476,793,417

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	70,225	5,658,730
Apple Inc.	2,214,686	366,087,596
Arrow Electronics, Inc. *	57,885	7,041,710
Avnet, Inc.	200,307	7,265,135
SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	24,892	4,713,549
Cisco Systems, Inc.	1,378,713	75,608,621
Corning, Inc.	355,691	13,192,579
Dell Technologies, Inc., Class C *	26,651	1,504,982
F5, Inc. *	15,053	3,425,762
Flex Ltd. *	256,552	4,387,039
Hewlett Packard Enterprise Co.	1,289,111	18,498,743
HP, Inc.	455,927	16,085,105
Insight Enterprises, Inc. *	17,085	1,684,923
Jabil, Inc.	87,866	5,136,646
Juniper Networks, Inc.	202,445	6,302,113
Keysight Technologies, Inc. *	10,524	2,046,708
Motorola Solutions, Inc.	29,150	7,380,197
NetApp, Inc.	81,829	7,272,961
Sanmina Corp. *	59,085	2,158,966
Seagate Technology Holdings plc	96,920	9,950,776
TD SYNNEX Corp.	15,847	1,639,531
TE Connectivity Ltd.	68,843	10,597,003
Teledyne Technologies, Inc. *	6,479	2,690,664
Trimble, Inc. *	22,628	1,943,066
Western Digital Corp. *	160,740	9,297,202
Xerox Holdings Corp.	162,796	2,998,702
Zebra Technologies Corp., Class A *	3,044	1,792,246
		596,361,255

Telecommunication Services 3.0%
AT&T, Inc.	4,601,113	105,043,410
Liberty Global plc, Class A *	110,056	2,905,478
Liberty Global plc, Class C *	237,020	6,314,213
Lumen Technologies, Inc.	1,243,851	15,349,121
Telephone and Data Systems, Inc.	124,337	2,198,278
T-Mobile US, Inc. *	74,754	8,133,983
Verizon Communications, Inc.	1,818,755	91,428,814
		231,373,297

Transportation 2.3%
American Airlines Group, Inc. *	201,655	3,567,277
Avis Budget Group, Inc. *	61,006	16,751,637
C.H. Robinson Worldwide, Inc.	56,824	5,403,394
CSX Corp.	532,433	18,454,128
Delta Air Lines, Inc. *	111,989	4,054,002
Expeditors International of Washington, Inc.	44,899	5,460,616
FedEx Corp.	78,299	18,037,741
GXO Logistics, Inc. *	26,789	2,573,083
J.B. Hunt Transport Services, Inc.	20,699	3,956,821
Kansas City Southern	14,888	4,330,175
Kirby Corp. *	25,184	1,315,108
Knight-Swift Transportation Holdings, Inc.	39,332	2,251,757
Landstar System, Inc.	11,717	1,974,900
Norfolk Southern Corp.	55,847	14,814,534
Old Dominion Freight Line, Inc.	10,375	3,684,889
Ryder System, Inc.	52,549	4,365,771
Southwest Airlines Co. *	75,077	3,333,419
Union Pacific Corp.	162,965	38,401,073
United Airlines Holdings, Inc. *	73,291	3,097,278
United Parcel Service, Inc., Class B	102,479	20,328,759
XPO Logistics, Inc. *	26,787	1,940,450
		178,096,812

Utilities 3.4%
Alliant Energy Corp.	52,806	2,893,241
Ameren Corp.	65,898	5,376,618
American Electric Power Co., Inc.	148,512	12,036,898
American Water Works Co., Inc.	22,454	3,785,071

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atmos Energy Corp.	27,353	2,470,523
CenterPoint Energy, Inc.	208,797	5,409,930
CMS Energy Corp.	75,752	4,458,005
Consolidated Edison, Inc.	133,496	10,364,629
Dominion Energy, Inc.	195,839	13,943,737
DTE Energy Co.	52,521	5,690,125
Duke Energy Corp.	243,095	23,582,646
Edison International	128,030	8,357,798
Entergy Corp.	61,550	6,175,927
Evergy, Inc.	110,745	7,010,158
Eversource Energy	78,053	6,421,420
Exelon Corp.	474,120	25,000,348
FirstEnergy Corp.	243,842	9,183,090
MDU Resources Group, Inc.	72,344	1,969,927
NextEra Energy, Inc.	252,551	21,916,376
NiSource, Inc.	123,512	3,027,279
NRG Energy, Inc.	73,791	2,657,952
OGE Energy Corp.	67,696	2,323,327
PG&E Corp. *	305,149	3,625,170
Pinnacle West Capital Corp.	41,546	2,702,567
Portland General Electric Co.	35,125	1,709,534
PPL Corp.	323,126	8,992,596
Public Service Enterprise Group, Inc.	150,983	9,434,928
Sempra Energy	67,109	8,044,356
Southwest Gas Holdings, Inc.	22,882	1,505,864
The AES Corp.	267,739	6,259,738
The Southern Co.	302,534	18,484,827
UGI Corp.	82,287	3,394,339
Vistra Corp.	281,236	5,590,972
WEC Energy Group, Inc.	66,970	5,821,702
Xcel Energy, Inc.	130,220	8,298,921
		267,920,539
Total Common Stocks (Cost $6,096,691,627)		7,746,651,304

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,681,677	1,681,677
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	986,885	986,885
		2,668,562
Total Short-Term Investments (Cost $2,668,562)		2,668,562
Total Investments in Securities (Cost $6,099,360,189)		7,749,319,866

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/17/21	92	21,004,750	(471,262)

*	Non-income producing security.
(a)	Issuers are affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $909,857.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 2/28/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/21	BALANCE OF SHARES HELD AT 11/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$8,403,178	$2,303,363	($4,692,292)	$1,325,204	$493,885	$7,833,338	101,219	$62,876

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,746,651,304	$—	$—	$7,746,651,304
Short-Term Investments[1]	2,668,562	—	—	2,668,562
Liabilities
Futures Contracts[2]	(471,262)	—	—	(471,262)
Total	$7,748,848,604	$—	$—	$7,748,848,604

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	1,116,592	9,893,005
Cooper-Standard Holding, Inc. *	273,340	6,311,421
Dorman Products, Inc. *	45,891	5,092,983
Fox Factory Holding Corp. *	16,909	2,972,095
Gentherm, Inc. *	62,598	5,286,401
LCI Industries	52,209	7,949,864
Modine Manufacturing Co. *	262,848	2,723,105
Patrick Industries, Inc.	46,931	3,743,686
Standard Motor Products, Inc.	84,944	4,250,598
Stoneridge, Inc. *	83,191	1,816,060
Tenneco, Inc., Class A *	735,343	7,721,101
Veoneer, Inc. *	132,009	4,699,520
Winnebago Industries, Inc.	67,149	4,849,501
		67,309,340

Banks 8.6%
Ameris Bancorp	30,526	1,485,700
Associated Banc-Corp.	350,499	7,675,928
Atlantic Union Bankshares Corp.	78,196	2,542,152
Axos Financial, Inc. *	54,158	3,065,884
Bank of Hawaii Corp.	69,895	5,576,223
Bank OZK	172,346	7,705,590
BankUnited, Inc.	205,666	8,152,600
Banner Corp.	64,003	3,666,092
Berkshire Hills Bancorp, Inc.	86,696	2,315,650
BOK Financial Corp.	49,817	5,141,613
Brookline Bancorp, Inc.	130,512	2,013,800
Cadence Bank	266,832	7,796,831
Capitol Federal Financial, Inc.	259,017	2,942,433
Cathay General Bancorp	131,877	5,526,965
Central Pacific Financial Corp.	91,109	2,438,988
City Holding Co.	15,565	1,221,230
Columbia Banking System, Inc.	105,519	3,467,354
Commerce Bancshares, Inc.	99,925	6,974,765
Community Bank System, Inc.	49,559	3,501,839
Cullen/Frost Bankers, Inc.	74,319	9,356,019
CVB Financial Corp.	147,963	2,827,573
Eagle Bancorp, Inc.	40,351	2,273,779
Essent Group Ltd.	101,002	4,199,663
F.N.B. Corp.	684,674	7,983,299
Federal Agricultural Mortgage Corp., Class C	24,780	3,016,222
First BanCorp	290,526	3,861,091
First Busey Corp.	57,217	1,470,477
First Citizens BancShares, Inc., Class A	7,660	6,158,487
First Commonwealth Financial Corp.	167,543	2,518,171
First Financial Bancorp	145,415	3,344,545
First Financial Bankshares, Inc.	60,864	3,038,331
First Hawaiian, Inc.	259,434	6,810,143
First Horizon Corp.	641,105	10,341,024
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	49,308	2,011,766
First Merchants Corp.	57,629	2,298,821
First Midwest Bancorp, Inc.	186,939	3,688,306
Flagstar Bancorp, Inc.	79,846	3,716,033
Fulton Financial Corp.	363,405	5,738,165
Glacier Bancorp, Inc.	81,638	4,432,943
Great Western Bancorp, Inc.	154,443	5,181,563
Hancock Whitney Corp.	156,746	7,489,324
Hanmi Financial Corp.	61,825	1,389,208
Heartland Financial USA, Inc.	41,810	1,985,975
Hilltop Holdings, Inc.	103,502	3,522,173
Home BancShares, Inc.	217,859	5,213,366
Hope Bancorp, Inc.	300,555	4,312,964
Independent Bank Corp.	31,731	2,508,653
Independent Bank Group, Inc.	19,139	1,328,821
International Bancshares Corp.	92,758	3,896,764
Investors Bancorp, Inc.	552,739	8,230,284
MGIC Investment Corp.	731,464	10,313,642
National Bank Holdings Corp., Class A	47,570	2,027,433
NBT Bancorp, Inc.	74,510	2,690,556
Northwest Bancshares, Inc.	206,467	2,741,882
OFG Bancorp	115,519	2,784,008
Old National Bancorp	275,864	4,871,758
Pacific Premier Bancorp, Inc.	33,313	1,290,879
Park National Corp.	20,760	2,700,668
PennyMac Financial Services, Inc.	28,859	1,827,640
Pinnacle Financial Partners, Inc.	54,017	5,153,762
Prosperity Bancshares, Inc.	98,167	6,997,344
Provident Financial Services, Inc.	127,343	2,997,654
Radian Group, Inc.	447,017	9,105,736
Renasant Corp.	68,517	2,496,074
S&T Bancorp, Inc.	71,871	2,149,662
Sandy Spring Bancorp, Inc.	52,019	2,441,252
ServisFirst Bancshares, Inc.	22,608	1,817,457
Signature Bank	46,118	13,941,471
Simmons First National Corp., Class A	129,674	3,774,810
Southside Bancshares, Inc.	31,034	1,264,636
SouthState Corp.	51,407	4,016,943
Sterling Bancorp	229,041	5,682,507
Synovus Financial Corp.	249,666	11,307,373
Texas Capital Bancshares, Inc. *	66,992	3,772,989
The Bank of NT Butterfield & Son Ltd.	85,161	3,136,480
Tompkins Financial Corp.	15,853	1,239,070
Towne Bank	85,472	2,614,588
Trustmark Corp.	132,628	4,059,743
UMB Financial Corp.	48,907	4,919,066
Umpqua Holdings Corp.	512,651	9,771,128
United Bankshares, Inc.	155,554	5,557,944
United Community Banks, Inc.	90,647	3,106,473
Valley National Bancorp	489,580	6,579,955
Walker & Dunlop, Inc.	47,314	6,656,607
Washington Federal, Inc.	213,605	6,940,026
Webster Financial Corp.	142,813	7,696,193
WesBanco, Inc.	84,810	2,760,566
Westamerica BanCorp	30,251	1,626,899

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Western Alliance Bancorp	59,675	6,551,122
Wintrust Financial Corp.	85,570	7,489,942
WSFS Financial Corp.	43,479	2,161,776
		408,391,304

Capital Goods 11.8%
AAON, Inc.	32,093	2,503,254
AAR Corp. *	150,455	4,913,860
Advanced Drainage Systems, Inc.	21,289	2,633,662
Aerojet Rocketdyne Holdings, Inc.	78,667	3,307,161
Air Lease Corp.	221,849	9,004,851
Alamo Group, Inc.	18,871	2,683,834
Albany International Corp., Class A	45,757	3,703,114
Altra Industrial Motion Corp.	63,832	3,364,585
American Woodmark Corp. *	44,526	2,744,583
API Group Corp. *	138,822	3,235,941
Apogee Enterprises, Inc.	125,832	5,196,862
Applied Industrial Technologies, Inc.	92,774	8,817,241
Arcosa, Inc.	136,554	6,987,468
Argan, Inc.	51,141	2,009,841
Armstrong World Industries, Inc.	65,523	6,943,472
Astec Industries, Inc.	64,669	4,053,453
Astronics Corp. *	130,489	1,364,915
Atkore, Inc. *	55,182	5,876,883
AZZ, Inc.	76,339	3,961,231
Barnes Group, Inc.	131,808	5,727,058
Beacon Roofing Supply, Inc. *	162,970	8,133,833
Boise Cascade Co.	182,705	11,844,765
Builders FirstSource, Inc. *	250,403	17,387,984
BWX Technologies, Inc.	128,008	6,105,982
Chart Industries, Inc. *	19,414	3,388,714
CIRCOR International, Inc. *	52,204	1,406,898
Colfax Corp. *	199,199	9,250,802
Columbus McKinnon Corp.	47,222	2,097,601
Comfort Systems USA, Inc.	79,254	7,518,827
Crane Co.	101,147	9,764,731
CSW Industrials, Inc.	9,908	1,190,942
Douglas Dynamics, Inc.	50,606	2,011,589
Dycom Industries, Inc. *	106,907	9,993,666
Encore Wire Corp.	70,092	9,845,122
Enerpac Tool Group Corp.	114,151	2,409,728
EnerSys	100,096	7,416,113
EnPro Industries, Inc.	48,118	4,908,036
ESCO Technologies, Inc.	29,466	2,408,551
Evoqua Water Technologies Corp. *	45,485	2,045,915
Federal Signal Corp.	98,497	4,179,228
Franklin Electric Co., Inc.	65,545	5,771,237
Generac Holdings, Inc. *	21,041	8,863,311
Gibraltar Industries, Inc. *	44,568	3,026,167
GMS, Inc. *	121,569	6,792,060
GrafTech International Ltd.	100,249	1,167,901
Granite Construction, Inc.	236,330	9,188,510
Great Lakes Dredge & Dock Corp. *	87,666	1,295,703
Griffon Corp.	145,162	3,819,212
H&E Equipment Services, Inc.	141,652	5,963,549
HEICO Corp.	20,538	2,844,924
HEICO Corp., Class A	35,126	4,362,649
Helios Technologies, Inc.	19,036	1,909,882
Herc Holdings, Inc.	57,587	9,815,704
Hillenbrand, Inc.	141,553	6,313,264
Hyster-Yale Materials Handling, Inc.	43,120	1,692,891
Ingersoll Rand, Inc.	112,722	6,576,201
JELD-WEN Holding, Inc. *	189,942	4,602,295
John Bean Technologies Corp.	29,874	4,713,221
Kadant, Inc.	12,277	2,878,465
Kaman Corp.	92,297	3,414,989
Kennametal, Inc.	187,749	6,640,682
SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	46,912	924,636
Lindsay Corp.	17,020	2,476,750
Masonite International Corp. *	58,916	6,304,012
Matrix Service Co. *	283,802	2,466,239
Maxar Technologies, Inc.	112,437	3,095,391
McGrath RentCorp	47,057	3,637,506
Mercury Systems, Inc. *	25,773	1,261,588
Meritor, Inc. *	219,775	5,558,110
Moog, Inc., Class A	108,887	7,531,714
MRC Global, Inc. *	619,411	4,261,548
Mueller Industries, Inc.	196,479	10,871,183
Mueller Water Products, Inc., Class A	288,146	3,930,311
MYR Group, Inc. *	50,854	5,630,046
National Presto Industries, Inc.	19,720	1,612,702
NOW, Inc. *	966,267	8,077,992
Parsons Corp. *	34,307	1,138,649
PGT Innovations, Inc. *	62,878	1,291,514
Primoris Services Corp.	197,964	4,438,353
Proto Labs, Inc. *	21,734	1,089,308
Quanex Building Products Corp.	118,195	2,525,827
Raven Industries, Inc. *(a)	59,259	3,437,022
RBC Bearings, Inc. *	19,114	3,778,647
Resideo Technologies, Inc. *	368,771	9,621,235
Rush Enterprises, Inc., Class A	218,719	11,145,920
Simpson Manufacturing Co., Inc.	57,947	6,684,766
SiteOne Landscape Supply, Inc. *	19,795	4,757,926
SPX Corp. *	52,927	3,077,705
SPX FLOW, Inc.	60,569	5,058,117
Standex International Corp.	29,491	3,037,868
Tennant Co.	34,501	2,713,849
Terex Corp.	202,393	8,577,415
Textainer Group Holdings Ltd. *	107,357	3,507,353
The Greenbrier Cos., Inc.	218,490	8,737,415
The Manitowoc Co., Inc. *	132,743	2,530,082
The Middleby Corp. *	62,676	10,948,244
The Timken Co.	136,468	8,983,688
Trex Co., Inc. *	40,514	5,379,044
Trinity Industries, Inc.	349,989	9,274,709
Triton International Ltd.	139,255	7,794,102
Tutor Perini Corp. *	455,655	5,859,723
Valmont Industries, Inc.	46,250	11,055,137
Vectrus, Inc. *	46,577	1,948,782
Wabash National Corp.	379,390	6,335,813
Watts Water Technologies, Inc., Class A	36,733	6,931,884
Welbilt, Inc. *	189,321	4,460,403
Woodward, Inc.	71,096	7,521,957
Zurn Water Solutions Corp.	128,982	4,520,819
		559,798,117

Commercial & Professional Services 4.8%
ACCO Brands Corp.	523,376	4,323,086
ADT, Inc.	477,159	3,965,191
ASGN, Inc. *	85,064	10,350,587
Brady Corp., Class A	99,842	5,017,060
BrightView Holdings, Inc. *	116,878	1,589,541
CBIZ, Inc. *	88,319	3,182,134
Cimpress plc *	29,332	2,282,910
Clean Harbors, Inc. *	100,541	10,198,879
CoStar Group, Inc. *	71,270	5,541,955
Deluxe Corp.	259,401	8,778,130
Exponent, Inc.	26,480	3,084,920
FTI Consulting, Inc. *	62,795	9,173,722
Harsco Corp. *	225,147	3,282,643
Healthcare Services Group, Inc.	241,167	4,220,422
Heidrick & Struggles International, Inc.	31,011	1,338,745
HNI Corp.	181,901	7,186,908
Huron Consulting Group, Inc. *	48,268	2,205,365

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IAA, Inc. *	77,749	3,755,277
ICF International, Inc.	44,298	4,285,389
Insperity, Inc.	41,872	4,846,265
Interface, Inc.	289,438	4,127,386
KAR Auction Services, Inc. *	420,391	6,301,661
Kforce, Inc.	74,297	5,693,379
Korn Ferry	111,586	8,116,766
ManTech International Corp., Class A	62,135	4,222,073
Matthews International Corp., Class A	128,269	4,447,086
MillerKnoll, Inc.	246,073	9,336,010
MSA Safety, Inc.	27,779	3,981,286
Pitney Bowes, Inc.	1,370,707	9,361,929
Resources Connection, Inc.	198,089	3,403,169
Rollins, Inc.	120,511	4,010,606
SP Plus Corp. *	99,554	2,698,909
Steelcase, Inc., Class A	514,836	5,761,015
Stericycle, Inc. *	125,564	7,094,366
Tetra Tech, Inc.	60,150	11,108,502
The Brink's Co.	63,432	3,879,501
TransUnion	95,602	10,629,986
TriNet Group, Inc. *	38,516	3,863,155
TrueBlue, Inc. *	298,363	7,763,405
UniFirst Corp.	31,495	6,036,017
US Ecology, Inc. *	59,991	2,043,893
Viad Corp. *	89,057	3,768,002
		226,257,231

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	58,834	3,199,393
Beazer Homes USA, Inc. *	148,004	2,906,799
Callaway Golf Co. *	132,102	3,561,470
Cavco Industries, Inc. *	14,721	4,379,350
Century Communities, Inc.	47,824	3,398,852
Columbia Sportswear Co.	57,468	5,604,854
Crocs, Inc. *	30,866	5,062,641
Deckers Outdoor Corp. *	31,321	12,697,533
Ethan Allen Interiors, Inc.	148,515	3,341,587
Fossil Group, Inc. *	463,741	5,541,705
G-III Apparel Group Ltd. *	257,949	7,645,608
Helen of Troy Ltd. *	34,657	8,335,008
Installed Building Products, Inc.	12,658	1,634,021
iRobot Corp. *	42,644	3,237,106
KB Home	214,832	8,591,132
Kontoor Brands, Inc.	156,614	8,444,627
La-Z-Boy, Inc.	159,997	5,342,300
LGI Homes, Inc. *	24,652	3,541,506
M.D.C Holdings, Inc.	133,473	6,385,348
M/I Homes, Inc. *	84,627	4,729,803
Meritage Homes Corp. *	99,469	11,226,071
Movado Group, Inc.	82,817	3,715,999
Oxford Industries, Inc.	53,994	5,158,587
Skyline Champion Corp. *	26,422	2,067,522
Smith & Wesson Brands, Inc.	122,634	2,789,924
Steven Madden Ltd.	219,462	10,413,472
Sturm Ruger & Co., Inc.	49,395	3,541,128
Tempur Sealy International, Inc.	194,669	8,339,620
TopBuild Corp. *	32,434	8,750,369
Tupperware Brands Corp. *	202,006	3,159,374
Universal Electronics, Inc. *	41,854	1,515,115
Vista Outdoor, Inc. *	148,282	6,475,475
Wolverine World Wide, Inc.	243,450	7,578,598
		182,311,897

Consumer Services 4.6%
Adtalem Global Education, Inc. *	215,355	6,389,583
American Public Education, Inc. *	63,917	1,207,392
Arcos Dorados Holdings, Inc., Class A *	613,545	3,018,641
SECURITY	NUMBER OF SHARES	VALUE ($)
Bally's Corp. *	24,647	944,966
BJ's Restaurants, Inc. *	88,573	2,644,790
Bloomin' Brands, Inc. *	347,311	6,136,985
Boyd Gaming Corp. *	117,669	6,896,580
Bright Horizons Family Solutions, Inc. *	46,109	5,669,102
Brinker International, Inc. *	162,557	5,624,472
Caesars Entertainment, Inc. *	84,056	7,570,924
Choice Hotels International, Inc.	27,024	3,879,295
Churchill Downs, Inc.	36,941	8,282,911
Dave & Buster's Entertainment, Inc. *	144,314	4,687,319
Denny's Corp. *	154,581	2,140,947
Dine Brands Global, Inc. *	39,886	2,864,613
Everi Holdings, Inc. *	456,375	9,465,217
frontdoor, Inc. *	50,536	1,746,524
Graham Holdings Co., Class B	15,225	8,625,267
Grand Canyon Education, Inc. *	66,191	4,796,862
Hilton Grand Vacations, Inc. *	181,793	8,635,167
Houghton Mifflin Harcourt Co. *	676,199	10,521,656
Hyatt Hotels Corp., Class A *	125,065	9,851,370
International Game Technology plc	492,183	13,298,785
Jack in the Box, Inc.	90,396	7,466,710
Laureate Education, Inc., Class A	394,681	3,946,810
Papa John's International, Inc.	33,062	4,030,919
Penn National Gaming, Inc. *	116,002	5,942,782
Perdoceo Education Corp. *	185,996	1,832,061
Planet Fitness, Inc., Class A *	46,924	3,833,222
Red Robin Gourmet Burgers, Inc. *	135,364	2,206,433
Red Rock Resorts, Inc., Class A	111,963	5,322,721
Regis Corp. *	383,398	1,042,843
Ruth's Hospitality Group, Inc. *	86,866	1,476,722
Scientific Games Corp., Class A *	86,373	5,520,962
SeaWorld Entertainment, Inc. *	74,802	4,412,570
Strategic Education, Inc.	36,587	1,957,405
Stride, Inc. *	147,923	5,048,612
Terminix Global Holdings, Inc. *	127,656	4,764,122
Texas Roadhouse, Inc.	99,165	8,224,745
The Cheesecake Factory, Inc. *	166,475	6,379,322
WW International, Inc. *	80,009	1,345,751
Wyndham Hotels & Resorts, Inc.	109,106	8,671,745
		218,325,825

Diversified Financials 4.6%
Apollo Commercial Real Estate Finance, Inc.	274,302	3,711,306
Apollo Global Management, Inc.	88,801	6,285,335
Arbor Realty Trust, Inc.	85,453	1,499,700
Ares Management Corp., Class A	23,076	1,872,848
Artisan Partners Asset Management, Inc., Class A	85,234	3,812,517
BGC Partners, Inc., Class A	778,543	3,480,087
Blackstone Mortgage Trust, Inc., Class A	199,126	5,973,780
Blucora, Inc. *	82,777	1,340,160
Brightsphere Investment Group, Inc.	143,436	4,307,383
BrightSpire Capital, Inc.	134,708	1,259,520
Cannae Holdings, Inc. *	137,874	4,076,934
Chimera Investment Corp.	760,743	12,095,814
Cohen & Steers, Inc.	30,448	2,733,317
Compass Diversified Holdings	184,480	5,314,869
Credit Acceptance Corp. *	14,085	8,801,716
Donnelley Financial Solutions, Inc. *	103,941	4,856,124
Encore Capital Group, Inc. *	68,644	4,004,691
Enova International, Inc. *	95,091	3,624,869
FactSet Research Systems, Inc.	23,058	10,804,287
Federated Hermes, Inc.	275,187	9,276,554
FirstCash, Inc.	90,395	5,770,817
Green Dot Corp., Class A *	69,979	2,512,246
Houlihan Lokey, Inc.	51,713	5,612,929
Interactive Brokers Group, Inc., Class A	19,951	1,472,783

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Invesco Mortgage Capital, Inc.	1,433,980	4,301,940
Ladder Capital Corp.	371,208	4,228,059
MarketAxess Holdings, Inc.	9,011	3,178,090
MFA Financial, Inc.	1,338,135	5,740,599
Moelis & Co., Class A	74,036	4,539,147
Morningstar, Inc.	13,655	4,237,556
Nelnet, Inc., Class A	43,817	3,777,025
New York Mortgage Trust, Inc.	796,794	2,972,042
PennyMac Mortgage Investment Trust	224,774	3,904,324
Piper Sandler Cos.	23,823	3,948,662
PRA Group, Inc. *	96,625	4,102,697
Redwood Trust, Inc.	329,061	4,218,562
Santander Consumer USA Holdings, Inc.	360,059	15,032,463
SLM Corp.	574,201	10,209,294
Stifel Financial Corp.	104,451	7,417,066
The Carlyle Group, Inc.	66,389	3,630,814
TPG RE Finance Trust, Inc.	115,855	1,413,431
Tradeweb Markets, Inc., Class A	20,139	1,933,344
Two Harbors Investment Corp.	998,685	5,872,268
Virtu Financial, Inc., Class A	42,978	1,211,120
Virtus Investment Partners, Inc.	8,507	2,529,812
WisdomTree Investments, Inc.	358,496	2,201,165
World Acceptance Corp. *	21,585	4,433,991
		219,534,057

Energy 4.8%
Alto Ingredients, Inc. *	496,057	2,584,457
Arch Resources, Inc. (b)	167,089	12,947,727
Archrock, Inc.	455,974	3,369,648
Callon Petroleum Co. *	124,267	6,317,734
Centennial Resource Development, Inc., Class A *	1,194,325	7,440,645
ChampionX Corp. *	228,003	4,653,541
CNX Resources Corp. *	755,049	10,298,868
CONSOL Energy, Inc. *	472,616	10,373,921
Continental Resources, Inc.	207,867	9,216,823
Core Laboratories N.V.	137,992	3,158,637
CVR Energy, Inc.	294,020	4,589,652
DHT Holdings, Inc.	286,792	1,591,696
Dril-Quip, Inc. *	128,659	2,458,673
EQT Corp. *	436,264	8,476,610
Equitrans Midstream Corp.	995,850	9,580,077
Golar LNG Ltd. *	130,926	1,544,927
Green Plains, Inc. *	277,131	10,711,113
Helix Energy Solutions Group, Inc. *	566,429	1,721,944
International Seaways, Inc.	192,805	2,814,953
Kosmos Energy Ltd. *	1,674,345	6,128,103
Liberty Oilfield Services, Inc., Class A *	158,695	1,459,994
Magnolia Oil & Gas Corp., Class A	237,470	4,504,806
Matador Resources Co.	134,742	5,291,318
NexTier Oilfield Solutions, Inc. *	763,355	2,748,078
Nordic American Tankers Ltd.	844,315	1,671,744
Oceaneering International, Inc. *	935,930	10,005,092
Oil States International, Inc. *	781,522	3,954,501
Par Pacific Holdings, Inc. *	227,299	3,077,628
PDC Energy, Inc.	202,188	10,196,341
ProPetro Holding Corp. *	410,592	3,375,066
Range Resources Corp. *	473,646	9,264,516
Renewable Energy Group, Inc. *	109,111	5,213,324
Scorpio Tankers, Inc.	220,669	3,069,506
SFL Corp., Ltd.	481,972	4,019,646
SM Energy Co.	1,073,247	31,124,163
Southwestern Energy Co. *	1,133,788	5,079,370
Teekay Tankers Ltd., Class A *	183,564	2,061,424
US Silica Holdings, Inc. *	342,789	3,325,053
		229,421,319

SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	88,378	5,846,205
Grocery Outlet Holding Corp. *	68,220	1,975,651
Ingles Markets, Inc., Class A	108,917	8,362,647
PriceSmart, Inc.	81,989	5,880,251
The Andersons, Inc.	234,048	7,952,951
The Chefs' Warehouse, Inc. *	75,843	2,356,442
Weis Markets, Inc.	74,763	4,706,331
		37,080,478

Food, Beverage & Tobacco 2.1%
B&G Foods, Inc. (b)	225,580	6,796,725
Brown-Forman Corp., Class B	146,651	10,318,364
Calavo Growers, Inc.	54,986	2,229,132
Cal-Maine Foods, Inc.	139,336	5,024,456
Coca-Cola Consolidated, Inc.	7,145	4,076,723
Fresh Del Monte Produce, Inc.	294,779	7,298,728
Hostess Brands, Inc. *	167,161	2,840,065
J&J Snack Foods Corp.	28,064	3,832,981
John B Sanfilippo & Son, Inc.	30,482	2,511,717
Lamb Weston Holdings, Inc.	119,565	6,207,815
Lancaster Colony Corp.	28,818	4,213,192
Nomad Foods Ltd. *	184,506	4,407,848
Pilgrim's Pride Corp. *	264,165	7,417,753
The Boston Beer Co., Inc., Class A *	5,098	2,300,065
The Hain Celestial Group, Inc. *	154,309	6,084,404
TreeHouse Foods, Inc. *	226,198	8,301,467
Universal Corp.	178,564	8,315,726
Vector Group Ltd.	402,236	6,250,747
		98,427,908

Health Care Equipment & Services 4.0%
ABIOMED, Inc. *	11,824	3,721,959
Acadia Healthcare Co., Inc. *	140,055	7,866,889
Addus HomeCare Corp. *	12,357	1,077,778
Allscripts Healthcare Solutions, Inc. *	281,903	4,688,047
Amedisys, Inc. *	19,681	2,748,452
AMN Healthcare Services, Inc. *	69,357	7,907,392
Avanos Medical, Inc. *	58,879	1,776,379
Brookdale Senior Living, Inc. *	1,085,216	6,359,366
Change Healthcare, Inc. *	193,544	3,925,072
Chemed Corp.	17,217	8,014,341
Community Health Systems, Inc. *	530,269	6,379,136
CONMED Corp.	23,653	3,109,423
Covetrus, Inc. *	282,557	5,080,375
Globus Medical, Inc., Class A *	50,402	3,156,173
Haemonetics Corp. *	57,476	2,945,645
Hill-Rom Holdings, Inc.	80,809	12,565,800
ICU Medical, Inc. *	18,092	4,092,591
IDEXX Laboratories, Inc. *	10,204	6,204,746
Integer Holdings Corp. *	45,268	3,609,670
Integra LifeSciences Holdings Corp. *	47,694	3,050,031
LHC Group, Inc. *	22,453	2,575,808
LivaNova plc *	34,759	2,786,282
Masimo Corp. *	20,560	5,718,147
MEDNAX, Inc. *	457,436	11,234,628
Merit Medical Systems, Inc. *	41,797	2,627,359
ModivCare, Inc. *	22,513	3,084,956
National HealthCare Corp.	46,874	3,022,904
Natus Medical, Inc. *	45,335	1,024,571
Neogen Corp. *	52,200	2,094,786
NextGen Healthcare, Inc. *	106,155	1,645,403
NuVasive, Inc. *	72,300	3,474,738
Omnicell, Inc. *	20,042	3,547,434
Orthofix Medical, Inc. *	38,568	1,180,567
Owens & Minor, Inc.	294,520	11,780,800

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premier, Inc., Class A	197,575	7,324,105
Select Medical Holdings Corp.	212,808	5,713,895
Teleflex, Inc.	25,958	7,720,428
The Ensign Group, Inc.	46,117	3,520,111
Triple-S Management Corp., Class B *	190,409	6,763,328
US Physical Therapy, Inc.	9,854	847,247
Varex Imaging Corp. *	103,669	2,959,750
Veeva Systems, Inc., Class A *	12,010	3,393,786
		192,320,298

Household & Personal Products 1.1%
Central Garden & Pet Co., Class A *	78,501	3,403,018
Coty, Inc., Class A *	1,028,462	10,006,935
Edgewell Personal Care Co.	208,763	8,864,077
Energizer Holdings, Inc.	93,506	3,477,488
Herbalife Nutrition Ltd. *	134,692	5,032,093
Inter Parfums, Inc.	15,776	1,385,606
Medifast, Inc.	8,135	1,673,695
Spectrum Brands Holdings, Inc.	107,034	10,714,104
USANA Health Sciences, Inc. *	37,372	3,726,736
WD-40 Co.	10,070	2,259,205
		50,542,957

Insurance 2.3%
Ambac Financial Group, Inc. *	203,019	3,033,104
American Equity Investment Life Holding Co.	317,870	10,689,968
American National Group, Inc.	18,674	3,534,054
AMERISAFE, Inc.	48,410	2,570,087
Argo Group International Holdings Ltd.	79,711	4,326,713
Brighthouse Financial, Inc. *	77,809	3,782,295
CNA Financial Corp.	90,946	3,786,991
Employers Holdings, Inc.	81,016	3,128,028
Enstar Group Ltd. *	11,443	2,552,933
Horace Mann Educators Corp.	73,242	2,715,081
James River Group Holdings Ltd.	82,674	2,185,901
Kemper Corp.	109,344	6,048,910
MBIA, Inc. *	462,239	5,435,931
Mercury General Corp.	76,155	3,885,428
ProAssurance Corp.	358,871	8,254,033
RenaissanceRe Holdings Ltd.	61,052	9,408,724
RLI Corp.	37,147	3,817,969
Safety Insurance Group, Inc.	36,813	2,844,541
Selective Insurance Group, Inc.	86,970	6,569,714
SiriusPoint Ltd. *	133,766	1,029,998
Stewart Information Services Corp.	96,392	6,865,038
United Fire Group, Inc.	81,256	1,699,876
Universal Insurance Holdings, Inc.	205,001	3,089,365
White Mountains Insurance Group Ltd.	7,535	7,556,851
		108,811,533

Materials 6.1%
AdvanSix, Inc.	130,864	5,926,831
Allegheny Technologies, Inc. *	378,863	5,395,009
Avient Corp.	198,485	10,918,660
Balchem Corp.	27,062	4,275,796
Cabot Corp.	167,079	8,768,306
Carpenter Technology Corp.	227,025	6,238,647
Century Aluminum Co. *	180,495	2,387,949
Clearwater Paper Corp. *	115,589	4,652,457
Cleveland-Cliffs, Inc. *	436,400	8,880,740
Compass Minerals International, Inc.	90,862	4,420,436
Constellium SE *	223,281	3,923,047
Eagle Materials, Inc.	65,810	10,149,218
Element Solutions, Inc.	269,637	6,166,598
Ferro Corp. *	149,174	3,150,555
SECURITY	NUMBER OF SHARES	VALUE ($)
GCP Applied Technologies, Inc. *	107,025	2,497,963
Glatfelter Corp.	195,674	3,222,751
Greif, Inc., Class A	97,880	5,939,358
H.B. Fuller Co.	104,813	7,668,119
Hawkins, Inc.	37,621	1,248,265
Hecla Mining Co.	479,179	2,654,652
Ingevity Corp. *	49,788	3,580,255
Innospec, Inc.	53,913	4,377,736
Kaiser Aluminum Corp.	51,094	4,559,118
Koppers Holdings, Inc. *	59,341	1,792,098
Kraton Corp. *	121,762	5,608,358
Livent Corp. *	105,377	3,191,869
Louisiana-Pacific Corp.	210,832	13,777,871
Materion Corp.	60,464	5,118,882
Minerals Technologies, Inc.	90,202	5,923,565
Myers Industries, Inc.	91,828	1,788,809
Neenah, Inc.	70,846	3,293,631
NewMarket Corp.	18,142	6,010,445
Orion Engineered Carbons S.A. *	231,645	4,065,370
Quaker Chemical Corp.	8,909	2,029,916
Royal Gold, Inc.	38,605	3,861,658
Schnitzer Steel Industries, Inc., Class A	145,675	7,006,967
Schweitzer-Mauduit International, Inc.	104,419	2,996,825
Sensient Technologies Corp.	73,819	7,181,851
Silgan Holdings, Inc.	202,822	8,411,028
Southern Copper Corp.	90,882	5,316,597
Stepan Co.	51,161	5,766,356
Summit Materials, Inc., Class A *	229,117	8,546,064
SunCoke Energy, Inc.	544,118	3,313,679
The Scotts Miracle-Gro Co.	41,318	5,986,565
Tredegar Corp.	117,351	1,290,861
TriMas Corp.	88,100	2,917,872
Trinseo plc	177,392	8,378,224
Tronox Holdings plc, Class A	195,736	4,304,235
Valvoline, Inc.	184,323	6,279,885
Verso Corp., Class A	460,950	9,744,483
Warrior Met Coal, Inc.	512,166	11,006,447
Westlake Chemical Corp.	93,492	8,687,277
Worthington Industries, Inc.	108,898	5,224,926
		289,825,080

Media & Entertainment 4.1%
AMC Entertainment Holdings, Inc., Class A *(b)	486,740	16,519,956
AMC Networks, Inc., Class A *	203,576	7,860,069
Cable One, Inc.	2,862	5,071,636
Cars.com, Inc. *	275,436	4,594,273
Gannett Co., Inc. *	980,686	5,011,305
Gray Television, Inc.	215,757	4,448,909
iHeartMedia, Inc., Class A *	347,813	6,820,613
IMAX Corp. *	71,339	1,176,380
John Wiley & Sons, Inc., Class A	126,981	6,600,472
Liberty Media Corp. - Liberty Formula One, Class A *	14,638	843,295
Liberty Media Corp. - Liberty Formula One, Class C *	114,519	6,976,498
Liberty TripAdvisor Holdings, Inc., Class A *	517,985	1,118,848
Lions Gate Entertainment Corp., Class A *	151,302	2,216,574
Lions Gate Entertainment Corp., Class B *	305,796	4,174,115
Live Nation Entertainment, Inc. *	83,372	8,891,624
Madison Square Garden Entertainment Corp. *	53,366	3,528,560
Madison Square Garden Sports Corp. *	15,387	2,650,719
Meredith Corp. *	187,592	11,067,928

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National CineMedia, Inc.	663,738	1,858,466
Nexstar Media Group, Inc., Class A	70,187	10,492,957
Scholastic Corp.	162,185	6,104,643
Sinclair Broadcast Group, Inc., Class A	248,548	5,798,625
Sirius XM Holdings, Inc. (b)	1,417,981	8,649,684
Spotify Technology S.A. *	20,279	4,836,542
Take-Two Interactive Software, Inc. *	53,786	8,922,022
TEGNA, Inc.	595,140	11,754,015
The E.W. Scripps Co., Class A	111,673	2,069,301
The Marcus Corp. *	128,518	2,245,209
The New York Times Co., Class A	127,126	6,038,485
TripAdvisor, Inc. *	182,172	4,710,968
World Wrestling Entertainment, Inc., Class A	27,454	1,355,129
Yandex N.V., Class A *	118,094	8,495,682
Yelp, Inc. *	134,398	4,607,163
Ziff Davis, Inc. *	61,259	6,975,562
Zynga, Inc., Class A *	404,191	2,437,272
		196,923,499

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Alkermes plc *	101,527	2,225,472
Avantor, Inc. *	89,382	3,528,801
BioMarin Pharmaceutical, Inc. *	43,009	3,711,247
Bio-Rad Laboratories, Inc., Class A *	9,771	7,359,517
Bio-Techne Corp.	11,200	5,286,736
Bruker Corp.	77,306	6,261,013
Catalent, Inc. *	58,272	7,497,276
Charles River Laboratories International, Inc. *	22,329	8,169,511
Elanco Animal Health, Inc. *	300,268	8,629,702
Emergent BioSolutions, Inc. *	35,460	1,564,495
Exelixis, Inc. *	123,701	2,076,940
Horizon Therapeutics plc *	30,686	3,183,979
Incyte Corp. *	57,952	3,924,509
Ligand Pharmaceuticals, Inc. *	9,429	1,526,744
Medpace Holdings, Inc. *	9,031	1,873,120
Myriad Genetics, Inc. *	188,764	4,881,437
PerkinElmer, Inc.	69,880	12,729,341
PPD, Inc. *	78,207	3,683,550
Prestige Consumer Healthcare, Inc. *	86,115	4,818,134
Royalty Pharma plc, Class A	28,457	1,131,735
Syneos Health, Inc. *	74,018	7,191,589
West Pharmaceutical Services, Inc.	26,309	11,645,942
		112,900,790

Real Estate 10.0%
Acadia Realty Trust	151,868	3,066,215
Alexander & Baldwin, Inc.	279,466	6,156,636
American Assets Trust, Inc.	75,565	2,599,436
American Campus Communities, Inc.	222,847	11,530,104
American Finance Trust, Inc.	276,597	2,196,180
American Homes 4 Rent, Class A	185,362	7,431,163
Americold Realty Trust	117,121	3,822,829
Brandywine Realty Trust	491,774	6,319,296
CareTrust REIT, Inc.	55,646	1,124,606
Centerspace	27,002	2,759,334
Chatham Lodging Trust *	219,286	2,611,696
Columbia Property Trust, Inc.	341,092	6,548,966
CoreSite Realty Corp.	28,502	4,875,267
Corporate Office Properties Trust	211,274	5,421,291
Cousins Properties, Inc.	130,200	4,916,352
CubeSmart	171,834	9,265,289
Cushman & Wakefield plc *	176,419	3,119,088
CyrusOne, Inc.	94,909	8,448,799
DiamondRock Hospitality Co. *	763,011	6,645,826
Douglas Emmett, Inc.	229,729	7,528,219
SECURITY	NUMBER OF SHARES	VALUE ($)
Easterly Government Properties, Inc.	61,325	1,285,985
EastGroup Properties, Inc.	22,287	4,539,862
Empire State Realty Trust, Inc., Class A	440,088	4,000,400
EPR Properties	153,155	7,063,509
Equity Commonwealth *	173,402	4,413,081
Equity LifeStyle Properties, Inc.	123,530	10,042,989
Federal Realty Investment Trust	97,217	11,925,609
First Industrial Realty Trust, Inc.	94,789	5,726,204
Gaming & Leisure Properties, Inc.	222,825	10,053,864
Global Net Lease, Inc.	167,025	2,371,755
Healthcare Realty Trust, Inc.	183,093	5,734,473
Healthcare Trust of America, Inc., Class A	256,488	8,710,333
Hersha Hospitality Trust *	299,909	2,648,197
Highwoods Properties, Inc.	195,996	8,467,027
Hudson Pacific Properties, Inc.	251,488	6,121,218
Independence Realty Trust, Inc.	88,261	2,162,395
Industrial Logistics Properties Trust	65,992	1,462,383
iStar, Inc.	178,671	4,348,852
JBG SMITH Properties	146,574	4,073,291
Kennedy-Wilson Holdings, Inc.	234,699	5,090,621
Kilroy Realty Corp.	131,654	8,495,633
Kite Realty Group Trust	642,911	12,935,369
Lexington Realty Trust	426,409	6,417,455
Life Storage, Inc.	68,729	9,081,850
LTC Properties, Inc.	54,468	1,729,904
Mack-Cali Realty Corp. *	247,422	4,134,422
Marcus & Millichap, Inc. *	50,737	2,174,080
Medical Properties Trust, Inc.	392,196	8,349,853
National Health Investors, Inc.	50,670	2,647,001
National Retail Properties, Inc.	165,446	7,296,169
Newmark Group, Inc., Class A	210,023	3,372,969
Office Properties Income Trust	167,045	3,963,978
Outfront Media, Inc.	461,779	11,539,857
Paramount Group, Inc.	607,469	4,835,453
Pebblebrook Hotel Trust	330,325	6,920,309
Physicians Realty Trust	212,319	3,785,648
Piedmont Office Realty Trust, Inc., Class A	400,705	6,964,253
PotlatchDeltic Corp.	86,398	4,677,588
Preferred Apartment Communities, Inc.	245,027	3,229,456
PS Business Parks, Inc.	21,282	3,728,606
Rayonier, Inc.	209,448	7,910,851
Retail Opportunity Investments Corp.	188,922	3,317,470
Rexford Industrial Realty, Inc.	28,378	1,988,730
RPT Realty	280,197	3,564,106
Ryman Hospitality Properties, Inc. *	88,206	6,827,144
Sabra Health Care REIT, Inc.	313,097	4,048,344
SBA Communications Corp.	31,218	10,732,748
Seritage Growth Properties, Class A *	109,145	1,570,597
SITE Centers Corp.	504,307	7,594,863
Spirit Realty Capital, Inc.	147,832	6,587,394
STAG Industrial, Inc.	98,972	4,313,200
STORE Capital Corp.	156,395	5,151,651
Summit Hotel Properties, Inc. *	382,758	3,425,684
Sun Communities, Inc.	60,815	11,468,493
Sunstone Hotel Investors, Inc. *	852,286	9,264,349
Tanger Factory Outlet Centers, Inc.	380,528	7,538,260
Terreno Realty Corp.	20,843	1,587,194
The GEO Group, Inc.	1,335,319	11,216,680
The Howard Hughes Corp. *	37,197	3,049,782
Uniti Group, Inc.	754,172	10,007,862
Urban Edge Properties	235,919	4,064,884
VICI Properties, Inc.	289,881	7,884,763
Washington Real Estate Investment Trust	163,527	4,120,880
Xenia Hotels & Resorts, Inc. *	415,874	6,516,746

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zillow Group, Inc., Class A *	4,109	222,338
Zillow Group, Inc., Class C *	9,370	508,510
		477,392,016

Retailing 4.8%
Abercrombie & Fitch Co., Class A *	342,443	12,327,948
America's Car-Mart, Inc. *	8,701	853,916
Big 5 Sporting Goods Corp. (b)	288,717	6,851,254
Boot Barn Holdings, Inc. *	18,044	2,207,503
Caleres, Inc.	318,721	7,525,003
Chico's FAS, Inc. *	3,142,083	18,004,136
Citi Trends, Inc. *	44,250	3,752,400
Conn's, Inc. *	156,459	3,423,323
Designer Brands, Inc., Class A *	722,423	9,882,747
Dillard's, Inc., Class A	98,426	26,958,881
Etsy, Inc. *	6,785	1,863,025
Express, Inc. *	2,348,270	8,547,703
Five Below, Inc. *	23,592	4,799,557
Floor & Decor Holdings, Inc., Class A *	30,291	3,904,813
Genesco, Inc. *	148,986	9,415,915
Groupon, Inc. *	161,488	3,336,342
Guess?, Inc.	224,477	5,061,956
Haverty Furniture Cos., Inc.	82,892	2,479,300
Hibbett, Inc.	64,312	5,013,120
MarineMax, Inc. *	60,856	3,241,799
MercadoLibre, Inc. *	1,683	2,000,094
Monro, Inc.	73,363	4,109,795
National Vision Holdings, Inc. *	70,207	3,372,744
Ollie's Bargain Outlet Holdings, Inc. *	43,882	2,715,857
Overstock.com, Inc. *	94,558	8,440,247
Party City Holdco, Inc. *	551,274	3,032,007
PetMed Express, Inc.	41,855	1,145,153
Pool Corp.	22,674	12,564,117
Rent-A-Center, Inc.	59,636	2,634,122
RH *	4,300	2,507,674
Sally Beauty Holdings, Inc. *	600,183	11,757,585
Shoe Carnival, Inc.	96,671	3,779,836
Sleep Number Corp. *	46,701	3,725,806
Sonic Automotive, Inc., Class A	156,359	7,022,083
Stitch Fix, Inc., Class A *	25,134	625,837
The Buckle, Inc.	104,724	4,926,217
The Children's Place, Inc. *	70,505	6,100,798
TravelCenters of America, Inc. *	117,938	6,158,722
Zumiez, Inc. *	69,321	3,172,129
		229,241,464

Semiconductors & Semiconductor Equipment 2.5%
Ambarella, Inc. *	18,830	3,380,362
Amkor Technology, Inc.	305,226	6,580,673
Brooks Automation, Inc.	33,661	3,807,059
Cirrus Logic, Inc. *	112,933	9,054,968
CMC Materials, Inc.	21,775	2,891,720
Diodes, Inc. *	48,925	5,203,174
Entegris, Inc.	57,044	8,332,987
First Solar, Inc. *	113,718	11,781,185
FormFactor, Inc. *	39,811	1,668,877
Kulicke & Soffa Industries, Inc.	92,447	5,330,494
MKS Instruments, Inc.	55,897	8,505,287
Monolithic Power Systems, Inc.	8,572	4,744,259
Photronics, Inc. *	220,158	2,908,287
Power Integrations, Inc.	38,396	3,840,752
Semtech Corp. *	47,187	4,042,510
Silicon Laboratories, Inc. *	25,980	5,099,095
SolarEdge Technologies, Inc. *	7,558	2,477,210
Synaptics, Inc. *	53,863	15,202,293
Ultra Clean Holdings, Inc. *	48,758	2,672,426
SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	6,995	1,000,635
Wolfspeed, Inc. *	79,857	9,792,065
		118,316,318

Software & Services 4.6%
ACI Worldwide, Inc. *	127,414	3,712,844
Aspen Technology, Inc. *	41,783	6,059,788
Avaya Holdings Corp. *	166,244	3,236,771
Black Knight, Inc. *	95,765	6,844,325
Blackbaud, Inc. *	36,155	2,728,256
Cerence, Inc. *	30,215	2,271,564
Cognyte Software Ltd. *	61,080	1,244,200
CommVault Systems, Inc. *	45,103	2,836,077
Concentrix Corp.	65,374	10,852,084
Conduent, Inc. *	1,556,096	7,842,724
Consensus Cloud Solutions, Inc. *	20,304	1,271,843
CSG Systems International, Inc.	79,592	4,195,294
Dolby Laboratories, Inc., Class A	60,745	5,066,740
Dropbox, Inc., Class A *	74,144	1,824,684
Ebix, Inc.	81,662	2,495,591
Envestnet, Inc. *	19,587	1,501,735
EPAM Systems, Inc. *	14,508	8,828,843
Euronet Worldwide, Inc. *	55,171	5,592,684
EVERTEC, Inc.	64,503	2,708,481
ExlService Holdings, Inc. *	34,851	4,526,099
Fair Isaac Corp. *	12,992	4,587,865
Fortinet, Inc. *	27,782	9,226,680
Gartner, Inc. *	46,290	14,454,053
Globant S.A. *	6,077	1,610,466
GoDaddy, Inc., Class A *	49,602	3,480,572
Guidewire Software, Inc. *	12,814	1,490,781
InterDigital, Inc.	81,971	5,566,651
LiveRamp Holdings, Inc. *	117,843	5,530,372
Manhattan Associates, Inc. *	42,096	6,573,711
MicroStrategy, Inc., Class A *(b)	4,671	3,369,800
Nuance Communications, Inc. *	89,704	4,977,675
Pagseguro Digital Ltd., Class A *	33,332	851,966
Palo Alto Networks, Inc. *	11,923	6,521,166
Paycom Software, Inc. *	6,251	2,734,687
Pegasystems, Inc.	14,233	1,634,233
Perficient, Inc. *	34,180	4,683,685
Progress Software Corp.	71,843	3,480,793
PTC, Inc. *	32,879	3,602,881
ServiceNow, Inc. *	3,794	2,457,374
Splunk, Inc. *	18,916	2,288,836
Square, Inc., Class A *	12,169	2,535,168
StoneCo Ltd., Class A *	17,704	276,182
Tyler Technologies, Inc. *	9,842	5,107,801
Unisys Corp. *	120,132	2,181,597
Verint Systems, Inc. *	58,954	2,805,621
VMware, Inc., Class A	147,336	17,200,005
Vonage Holdings Corp. *	216,791	4,470,230
WEX, Inc. *	30,315	3,832,422
Workday, Inc., Class A *	7,327	2,009,283
Xperi Holding Corp.	196,192	3,515,761
		218,698,944

Technology Hardware & Equipment 4.2%
3D Systems Corp. *	98,934	2,253,717
ADTRAN, Inc.	169,150	3,447,277
Advanced Energy Industries, Inc.	37,343	3,274,608
Arista Networks, Inc. *	80,574	9,996,010
Badger Meter, Inc.	23,877	2,444,050
Belden, Inc.	146,324	9,023,801
Benchmark Electronics, Inc.	321,098	7,571,491
Ciena Corp. *	189,312	11,402,262
Cognex Corp.	71,999	5,561,923

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coherent, Inc. *	32,773	8,485,913
CommScope Holding Co., Inc. *	719,976	7,170,961
Comtech Telecommunications Corp.	86,818	2,204,309
CTS Corp.	59,885	2,086,393
ePlus, Inc. *	46,189	4,872,478
Fabrinet *	51,968	5,745,582
II-VI, Inc. *	60,262	3,768,183
IPG Photonics Corp. *	32,511	5,337,981
Itron, Inc. *	46,989	2,909,089
Knowles Corp. *	190,091	4,128,776
Littelfuse, Inc.	23,671	7,065,320
Lumentum Holdings, Inc. *	41,641	3,613,190
Methode Electronics, Inc.	92,035	4,092,796
National Instruments Corp.	203,977	8,469,125
NETGEAR, Inc. *	87,406	2,337,236
NetScout Systems, Inc. *	286,848	8,576,755
Novanta, Inc. *	9,768	1,577,044
OSI Systems, Inc. *	37,190	3,381,687
PC Connection, Inc.	72,729	3,188,439
Plantronics, Inc. *	122,699	3,131,278
Plexus Corp. *	90,515	7,615,932
Rogers Corp. *	20,442	5,572,898
ScanSource, Inc. *	279,521	8,735,031
Stratasys Ltd. *	101,199	2,731,361
Super Micro Computer, Inc. *	168,744	6,986,002
TTM Technologies, Inc. *	463,371	6,385,252
ViaSat, Inc. *	115,110	5,098,222
Viavi Solutions, Inc. *	159,765	2,366,120
Vishay Intertechnology, Inc.	422,710	8,610,603
		201,219,095

Telecommunication Services 0.7%
ATN International, Inc.	42,147	1,610,437
Cogent Communications Holdings, Inc.	46,366	3,474,204
Consolidated Communications Holdings, Inc. *	768,245	5,777,202
EchoStar Corp., Class A *	192,168	5,259,638
Iridium Communications, Inc. *	68,313	2,626,635
Liberty Latin America Ltd., Class A *	169,388	1,924,248
Liberty Latin America Ltd., Class C *	519,395	5,838,000
Shenandoah Telecommunications Co.	71,390	1,812,592
United States Cellular Corp. *	83,124	2,419,740
		30,742,696

Transportation 2.5%
Air Transport Services Group, Inc. *	132,375	3,268,339
Alaska Air Group, Inc. *	128,278	6,230,462
Allegiant Travel Co. *	10,231	1,772,214
AMERCO	15,544	10,951,681
ArcBest Corp.	131,932	13,599,551
Atlas Air Worldwide Holdings, Inc. *	72,363	6,339,722
Atlas Corp.	230,810	3,118,243
Copa Holdings S.A., Class A *	28,217	1,972,933
Costamare, Inc.	176,409	2,116,908
Forward Air Corp.	63,551	6,275,661
Hawaiian Holdings, Inc. *	108,150	1,976,982
Heartland Express, Inc.	148,280	2,482,207
Hub Group, Inc., Class A *	144,367	11,212,985
JetBlue Airways Corp. *	458,683	6,155,526
Marten Transport Ltd.	173,108	2,783,577
Mesa Air Group, Inc. *	139,636	985,830
Saia, Inc. *	25,853	8,561,997
Schneider National, Inc., Class B	238,727	5,872,684
SkyWest, Inc. *	58,481	2,290,701
Spirit Airlines, Inc. *	90,419	1,890,661
Uber Technologies, Inc. *	153,607	5,837,066
SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	197,227	8,896,910
Yellow Corp. *	328,484	4,322,849
		118,915,689

Utilities 3.1%
ALLETE, Inc.	130,307	7,639,899
American States Water Co.	40,359	3,801,011
Atlantica Sustainable Infrastructure plc	120,522	4,623,224
Avangrid, Inc.	131,195	6,641,091
Avista Corp.	195,345	7,522,736
Black Hills Corp.	136,556	8,755,971
California Water Service Group	58,552	3,689,361
Chesapeake Utilities Corp.	21,013	2,676,216
Clearway Energy, Inc., Class A	35,328	1,219,876
Clearway Energy, Inc., Class C	80,672	3,010,679
Essential Utilities, Inc.	177,479	8,389,432
Hawaiian Electric Industries, Inc.	253,800	9,641,862
IDACORP, Inc.	90,934	9,513,515
MGE Energy, Inc.	48,752	3,538,908
National Fuel Gas Co.	176,726	10,216,530
New Jersey Resources Corp.	200,268	7,365,857
Northwest Natural Holding Co.	70,647	3,046,299
NorthWestern Corp.	130,513	7,217,369
ONE Gas, Inc.	112,344	7,284,385
Ormat Technologies, Inc.	45,662	3,447,481
Otter Tail Corp.	89,592	5,858,421
PNM Resources, Inc.	152,402	7,504,274
SJW Group	32,462	2,186,316
South Jersey Industries, Inc.	213,940	5,027,590
Spire, Inc.	123,945	7,418,108
Unitil Corp.	43,730	1,812,171
		149,048,582
Total Common Stocks (Cost $3,860,789,286)		4,741,756,437

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	956,244	956,244
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	28,152,157	28,152,157
		29,108,401
Total Short-Term Investments (Cost $29,108,401)		29,108,401
Total Investments in Securities (Cost $3,889,897,687)		4,770,864,838

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/17/21	182	19,995,430	(566,491)

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,708,981.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,181,958,320	$—	$—	$4,181,958,320
Capital Goods	556,361,095	—	3,437,022	559,798,117
Short-Term Investments[1]	29,108,401	—	—	29,108,401
Liabilities
Futures Contracts[2]	(566,491)	—	—	(566,491)
Total	$4,766,861,325	$—	$3,437,022	$4,770,298,347

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 5.1%
AGL Energy Ltd.	907,385	3,474,259
Amcor plc	368,470	4,237,696
AMP Ltd. *	4,196,208	3,079,457
Ampol Ltd.	274,445	5,579,044
APA Group	326,863	2,208,693
Aristocrat Leisure Ltd.	68,840	2,153,053
Aurizon Holdings Ltd.	1,134,008	2,709,710
Australia & New Zealand Banking Group Ltd.	1,244,718	23,564,543
Bendigo & Adelaide Bank Ltd.	232,899	1,415,224
BHP Group Ltd. (a)	1,077,591	30,081,270
BlueScope Steel Ltd.	315,845	4,427,489
Boral Ltd. *(a)	287,395	1,253,231
Brambles Ltd.	525,283	3,728,243
Coles Group Ltd.	581,470	7,429,488
Commonwealth Bank of Australia	503,965	33,296,599
Computershare Ltd.	146,743	1,986,278
Crown Resorts Ltd. *	251,957	1,968,724
CSL Ltd.	35,159	7,648,117
Downer EDI Ltd.	553,828	2,230,489
Endeavour Group Ltd.	603,247	2,929,966
Fortescue Metals Group Ltd.	348,915	4,208,242
Goodman Group	131,171	2,296,337
Incitec Pivot Ltd.	1,087,749	2,468,059
Insurance Australia Group Ltd.	1,149,395	3,610,354
James Hardie Industries plc	45,762	1,806,355
JB Hi-Fi Ltd.	42,029	1,436,094
Lendlease Corp., Ltd.	478,267	3,621,750
Macquarie Group Ltd.	72,263	10,080,578
Medibank Pvt Ltd.	1,265,563	3,095,848
Metcash Ltd.	904,361	2,609,835
Mirvac Group	1,176,158	2,385,110
National Australia Bank Ltd.	1,247,156	24,141,276
Newcrest Mining Ltd.	169,042	2,831,074
Oil Search Ltd.	661,857	1,787,993
Orica Ltd.	189,282	1,900,419
Origin Energy Ltd.	1,346,454	4,582,575
Qantas Airways Ltd. *	513,332	1,841,729
QBE Insurance Group Ltd.	564,053	4,647,323
Ramsay Health Care Ltd.	45,412	2,151,562
Rio Tinto Ltd.	155,289	10,295,065
Santos Ltd.	332,639	1,504,772
Scentre Group	1,845,925	4,044,355
Sims Ltd.	188,841	1,894,652
Sonic Healthcare Ltd.	113,126	3,425,051
South32 Ltd.	2,317,833	5,801,411
Stockland	827,464	2,563,937
Suncorp Group Ltd.	860,145	6,598,963
Tabcorp Holdings Ltd.	554,120	1,956,636
Telstra Corp., Ltd.	3,230,238	9,321,927
Transurban Group	355,754	3,445,699
Treasury Wine Estates Ltd.	178,275	1,529,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Viva Energy Group Ltd.	1,417,051	2,210,472
Wesfarmers Ltd.	434,273	17,508,401
Westpac Banking Corp.	1,675,513	24,378,218
Woodside Petroleum Ltd.	499,673	7,592,501
Woolworths Group Ltd.	588,333	17,028,367
		348,004,024

Austria 0.3%
Erste Group Bank AG	138,688	6,021,056
OMV AG	110,748	5,855,184
Raiffeisen Bank International AG	96,767	2,855,907
voestalpine AG	107,472	3,614,599
Wienerberger AG	51,196	1,872,852
		20,219,598

Belgium 0.7%
Ageas S.A. N.V.	85,396	4,386,035
Anheuser-Busch InBev S.A.	323,902	17,957,591
Etablissements Franz Colruyt N.V.	34,960	1,626,770
Groupe Bruxelles Lambert S.A.	52,212	5,613,694
KBC Group N.V.	97,416	8,116,401
Proximus SADP	125,559	2,264,094
Solvay S.A.	39,550	4,403,670
UCB S.A.	27,800	3,008,382
Umicore S.A.	68,859	3,333,606
		50,710,243

Canada 7.8%
Agnico Eagle Mines Ltd.	38,406	1,906,528
Air Canada *	113,737	1,844,192
Alimentation Couche-Tard, Inc., B Shares	339,976	12,403,240
AltaGas Ltd.	96,251	1,823,277
ARC Resources Ltd.	524,115	4,580,082
Atco Ltd., Class I	59,243	1,922,580
Bank of Montreal	176,911	18,347,552
Barrick Gold Corp.	358,930	6,793,592
Bausch Health Cos., Inc. *	148,866	3,518,567
BCE, Inc.	138,578	6,945,104
Brookfield Asset Management Reinsurance Partners Ltd., Class A *	3,713	212,192
Brookfield Asset Management, Inc., Class A	323,848	18,010,069
Canadian Imperial Bank of Commerce	133,601	14,835,877
Canadian National Railway Co.	157,574	19,882,232
Canadian Natural Resources Ltd.	516,425	21,030,591
Canadian Pacific Railway Ltd.	119,046	8,296,471
Canadian Tire Corp., Ltd., Class A	32,947	4,336,429
CCL Industries, Inc., Class B	31,944	1,561,092
Cenovus Energy, Inc.	831,622	9,828,024
CGI, Inc. *	71,951	5,985,821
CI Financial Corp.	155,367	3,410,613
Crescent Point Energy Corp.	1,127,082	4,832,360

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dollarama, Inc.	55,204	2,374,616
Emera, Inc.	76,898	3,518,197
Empire Co., Ltd., A Shares	98,976	2,826,232
Enbridge, Inc.	590,751	22,072,572
Fairfax Financial Holdings Ltd.	10,940	4,835,074
Finning International, Inc.	84,075	2,133,334
First Quantum Minerals Ltd.	121,789	2,585,216
Fortis, Inc.	135,144	5,821,685
George Weston Ltd.	55,612	5,844,722
Gildan Activewear, Inc.	85,799	3,461,255
Great-West Lifeco, Inc.	92,328	2,668,789
H&R Real Estate Investment Trust	143,372	1,753,591
Hydro One Ltd.	101,430	2,469,332
IA Financial Corp., Inc.	31,792	1,682,290
Imperial Oil Ltd.	179,937	5,923,557
Intact Financial Corp.	23,878	2,950,686
Keyera Corp.	105,336	2,304,122
Kinross Gold Corp.	349,857	2,067,287
Linamar Corp.	33,976	1,942,469
Loblaw Cos. Ltd.	103,288	7,753,847
Magna International, Inc.	226,980	16,942,107
Manulife Financial Corp.	602,134	10,720,877
Methanex Corp.	53,176	2,115,350
Metro, Inc.	99,788	4,742,030
National Bank of Canada	79,567	6,157,325
Nutrien Ltd.	253,590	16,739,945
Onex Corp.	53,747	3,888,990
Open Text Corp.	43,752	2,065,498
Parkland Corp.	68,069	1,750,012
Pembina Pipeline Corp.	161,969	4,772,707
Power Corp. of Canada	252,208	8,102,192
Quebecor, Inc., Class B	56,472	1,251,558
Restaurant Brands International, Inc.	38,381	2,138,361
RioCan Real Estate Investment Trust	112,717	1,867,194
Rogers Communications, Inc., B Shares	147,141	6,556,423
Royal Bank of Canada	348,910	34,352,458
Saputo, Inc.	96,326	2,123,557
Shaw Communications, Inc., B Shares	183,065	5,280,172
SNC-Lavalin Group, Inc.	101,267	2,437,734
Sun Life Financial, Inc.	156,644	8,282,790
Suncor Energy, Inc.	1,280,925	31,074,514
TC Energy Corp.	259,605	12,126,233
Teck Resources Ltd., Class B	302,438	7,987,683
TELUS Corp.	159,576	3,632,382
TFI International, Inc.	22,861	2,260,438
The Bank of Nova Scotia	422,123	26,252,707
The Toronto-Dominion Bank	451,476	31,727,909
Thomson Reuters Corp.	48,301	5,755,229
Vermilion Energy, Inc. *	275,049	2,735,910
Waste Connections, Inc.	28,418	3,769,129
West Fraser Timber Co., Ltd.	36,532	2,991,364
WSP Global, Inc.	22,557	3,124,535
		535,020,671

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	1,823	5,178,891
AP Moller - Maersk A/S, B Shares	2,546	7,620,101
Carlsberg A/S, B Shares	23,230	3,586,206
Coloplast A/S, B Shares	12,106	1,966,012
Danske Bank A/S	392,498	6,433,566
DSV A/S	18,105	3,913,025
ISS A/S *	171,503	3,057,756
Novo Nordisk A/S, B Shares	210,259	22,425,633
Novozymes A/S, B Shares	34,492	2,595,063
Orsted A/S	21,742	2,779,964
SECURITY	NUMBER OF SHARES	VALUE ($)
Pandora A/S	27,052	3,332,803
Vestas Wind Systems A/S	150,229	5,002,214
		67,891,234

Finland 1.1%
Elisa Oyj	34,258	2,042,180
Fortum Oyj	128,930	3,687,591
Kesko Oyj, B Shares	84,570	2,640,626
Kone Oyj, B Shares	63,045	4,132,912
Neste Oyj	80,771	3,797,555
Nokia Oyj *	2,296,361	12,702,922
Nokian Renkaat Oyj	57,301	2,118,760
Nordea Bank Abp	1,369,151	16,138,572
Outokumpu Oyj *	443,724	2,566,204
Sampo Oyj, A Shares	144,536	7,059,107
Stora Enso Oyj, R Shares	264,758	4,462,724
UPM-Kymmene Oyj	258,344	9,319,884
Wartsila Oyj Abp	227,246	3,142,357
		73,811,394

France 8.6%
Accor S.A. *	52,088	1,534,354
Air France-KLM *(a)	593,382	2,454,572
Air Liquide S.A.	100,484	16,492,942
Airbus SE *	91,609	10,179,523
Alstom S.A.	97,615	3,458,879
Arkema S.A.	37,925	4,934,777
Atos SE	40,536	1,724,713
AXA S.A.	882,166	24,178,725
BNP Paribas S.A.	605,111	37,515,704
Bollore S.A.	397,816	2,120,694
Bouygues S.A.	177,274	5,976,212
Bureau Veritas S.A.	64,491	2,029,646
Capgemini SE	38,645	8,878,108
Carrefour S.A.	678,761	11,169,876
Casino Guichard Perrachon S.A. *	111,234	2,502,848
Cie de Saint-Gobain	298,831	18,896,941
Cie Generale des Etablissements Michelin S.C.A.	101,381	14,891,937
CNP Assurances	95,750	2,324,733
Credit Agricole S.A.	524,655	7,125,597
Danone S.A.	208,188	12,183,151
Dassault Systemes SE	38,990	2,334,357
Eiffage S.A.	47,301	4,377,558
Electricite de France S.A.	519,422	7,243,955
Elis S.A. *	105,474	1,644,293
Engie S.A.	1,204,305	17,364,798
EssilorLuxottica S.A.	38,727	7,716,499
Eurazeo SE	19,765	1,609,606
Eutelsat Communications S.A. (a)	165,874	2,086,460
Faurecia SE	91,395	3,898,933
Hermes International	1,932	3,594,712
Kering S.A.	9,117	6,992,592
Klepierre S.A. *	78,771	1,656,699
Lagardere S.C.A. *	89,212	2,295,533
Legrand S.A.	49,314	5,372,049
L'Oreal S.A.	29,527	13,211,149
LVMH Moet Hennessy Louis Vuitton SE	27,396	21,172,643
Orange S.A. (a)	1,959,661	20,977,107
Pernod-Ricard S.A.	35,413	8,071,827
Publicis Groupe S.A.	93,058	5,985,192
Renault S.A. *	378,809	12,134,987
Rexel S.A. *	293,495	5,360,059
Rubis S.C.A.	46,833	1,279,926
Safran S.A.	63,288	7,036,789
Sanofi	342,665	32,345,117
Schneider Electric SE	121,753	21,409,199

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SCOR SE	95,501	2,987,312
SES S.A.	354,107	2,747,033
Societe Generale S.A.	961,787	29,819,874
Sodexo S.A. *	45,960	3,830,280
STMicroelectronics N.V.	100,792	4,892,595
Suez S.A.	183,089	4,067,087
Technip Energies N.V. *	79,594	1,075,092
TechnipFMC plc *	411,900	2,339,501
Teleperformance	6,610	2,698,567
Thales S.A.	29,779	2,429,475
Total SE	1,930,317	88,235,986
Valeo S.A.	223,103	6,413,726
Veolia Environnement S.A.	296,340	9,473,113
Vinci S.A.	175,215	16,499,594
Vivendi SE	200,219	2,535,373
Wendel SE	17,275	1,965,863
		589,756,442

Germany 7.3%
adidas AG	34,130	9,817,396
Allianz SE	160,107	34,680,854
Aurubis AG	47,348	4,038,688
BASF SE	573,638	37,372,363
Bayer AG	537,618	26,940,960
Bayerische Motoren Werke AG	297,936	28,498,620
Beiersdorf AG	18,906	1,877,374
Brenntag SE	59,803	5,095,690
Commerzbank AG *	897,870	6,301,356
Continental AG *	94,259	10,047,475
Covestro AG	131,466	7,375,231
Daimler AG	596,793	55,755,271
Deutsche Bank AG *	686,742	8,240,146
Deutsche Boerse AG	21,757	3,394,270
Deutsche Lufthansa AG *	808,027	4,875,911
Deutsche Post AG	354,352	20,808,455
Deutsche Telekom AG	2,023,055	35,496,228
Deutsche Wohnen SE	6,777	302,153
E.ON SE	944,275	11,578,971
Evonik Industries AG	109,084	3,267,308
Freenet AG	80,473	2,027,190
Fresenius Medical Care AG & Co. KGaA	94,815	5,632,881
Fresenius SE & Co. KGaA	252,375	9,515,036
GEA Group AG	66,549	3,350,615
Hannover Rueck SE	19,060	3,317,851
HeidelbergCement AG	96,272	6,408,633
Henkel AG & Co. KGaA	37,433	2,761,922
HUGO BOSS AG	48,467	2,816,101
Infineon Technologies AG	171,441	7,705,452
K+S AG *	245,869	4,158,171
KION Group AG	23,136	2,484,396
Knorr-Bremse AG	15,262	1,507,621
LANXESS AG	44,178	2,549,988
Merck KGaA	21,017	5,178,460
METRO AG	243,207	2,732,063
MTU Aero Engines AG	9,762	1,812,488
Muenchener Rueckversicherungs-Gesellschaft AG	48,469	13,003,592
ProSiebenSat.1 Media SE	125,959	1,842,424
Rheinmetall AG	24,510	2,169,005
RWE AG	227,940	8,761,841
Salzgitter AG *	73,301	2,161,699
SAP SE	166,745	21,242,549
Siemens AG	231,945	36,885,003
Siemens Energy AG *	131,446	3,468,080
Siemens Healthineers AG	35,369	2,560,666
Symrise AG	15,451	2,165,260
Telefonica Deutschland Holding AG	624,689	1,658,028
ThyssenKrupp AG *	426,177	4,669,447
SECURITY	NUMBER OF SHARES	VALUE ($)
Uniper SE	141,771	6,130,966
United Internet AG	53,462	1,994,862
Vitesco Technologies Group AG *	18,344	809,402
Volkswagen AG	24,283	6,734,838
Vonovia SE	53,838	2,969,403
		498,950,653

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	302,120	1,317,634
AIA Group Ltd.	1,385,047	14,577,385
BOC Hong Kong Holdings Ltd.	1,373,059	4,147,789
CK Asset Holdings Ltd.	1,119,848	6,406,642
CK Hutchison Holdings Ltd.	2,097,531	13,143,453
CLP Holdings Ltd.	687,836	6,740,852
Galaxy Entertainment Group Ltd. *	414,449	2,267,392
Hang Seng Bank Ltd.	213,491	3,779,159
Henderson Land Development Co., Ltd.	368,615	1,508,343
Hong Kong & China Gas Co., Ltd.	1,828,258	2,729,776
Hong Kong Exchanges & Clearing Ltd.	43,544	2,401,780
Hongkong Land Holdings Ltd.	441,125	2,382,075
Jardine Matheson Holdings Ltd.	98,243	5,559,571
Lenovo Group Ltd.	4,038,942	4,129,167
Link REIT	279,336	2,422,201
MTR Corp., Ltd.	461,707	2,463,748
New World Development Co., Ltd.	954,593	3,771,425
Noble Group Ltd. *(a)(b)	54,070,092	591,512
PCCW Ltd.	3,259,882	1,647,535
Samsonite International S.A. *	874,979	1,638,653
Sands China Ltd. *	871,330	2,002,891
Sino Land Co., Ltd.	1,185,423	1,417,183
Sun Hung Kai Properties Ltd.	558,396	6,790,272
Swire Pacific Ltd., A Shares	675,483	3,738,796
Techtronic Industries Co., Ltd.	128,329	2,648,606
The Wharf Holdings Ltd.	1,068,528	3,734,986
WH Group Ltd.	7,370,367	4,623,113
Wharf Real Estate Investment Co., Ltd.	530,673	2,688,813
Yue Yuen Industrial Holdings Ltd. *	1,003,579	1,740,463
		113,011,215

Ireland 0.1%
Bank of Ireland Group plc *	476,569	2,581,819
Kerry Group plc, A Shares	24,564	3,002,707
Kingspan Group plc	19,232	2,212,379
		7,796,905

Israel 0.2%
Bank Hapoalim B.M.	317,619	3,105,975
Bank Leumi Le-Israel	461,145	4,464,133
ICL Group Ltd.	360,088	3,156,692
Teva Pharmaceutical Industries Ltd. *	491,649	4,186,737
		14,913,537

Italy 3.1%
A2A S.p.A.	877,935	1,706,628
Assicurazioni Generali S.p.A.	621,104	12,395,304
Atlantia S.p.A. *	257,251	4,670,631
Banco BPM S.p.A.	871,024	2,417,727
CNH Industrial N.V.	436,190	7,195,246
Enel S.p.A.	3,434,955	25,931,849
Eni S.p.A.	3,105,683	40,697,604
EXOR N.V.	183,819	16,076,649
Ferrari N.V.	9,165	2,390,246
Intesa Sanpaolo S.p.A.	8,069,152	19,214,321
Leonardo S.p.A. *	357,210	2,405,216

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mediobanca Banca di Credito Finanziario S.p.A.	227,905	2,506,297
Pirelli & C S.p.A.	278,878	1,703,877
Poste Italiane S.p.A.	154,059	1,931,774
Prysmian S.p.A.	70,276	2,593,777
Saras S.p.A. *	2,303,978	1,437,758
Snam S.p.A.	594,213	3,326,841
Stellantis N.V.	1,617,690	27,568,002
Telecom Italia S.p.A.	18,515,907	9,587,093
Tenaris S.A.	273,741	2,668,960
Terna S.p.A.	326,068	2,413,538
UniCredit S.p.A.	1,436,106	17,280,182
Unipol Gruppo S.p.A.	363,072	1,881,126
		210,000,646

Japan 24.7%
Advantest Corp.	18,128	1,594,951
Aeon Co., Ltd.	325,666	7,584,867
AGC, Inc.	157,182	7,682,946
Air Water, Inc.	115,073	1,699,568
Aisin Corp.	221,569	8,137,238
Ajinomoto Co., Inc.	177,790	5,334,718
Alfresa Holdings Corp.	234,976	3,182,818
Alps Alpine Co., Ltd.	280,546	2,527,620
Amada Co., Ltd.	198,731	1,860,505
ANA Holdings, Inc. *	117,601	2,319,498
Asahi Group Holdings Ltd.	152,422	5,629,996
Asahi Kasei Corp.	884,760	8,349,292
Astellas Pharma, Inc.	648,772	10,167,685
Bandai Namco Holdings, Inc.	49,200	3,829,146
Bic Camera, Inc.	148,807	1,227,990
Bridgestone Corp.	465,439	18,876,627
Brother Industries Ltd.	165,148	2,842,038
Canon, Inc.	804,654	17,716,632
Casio Computer Co., Ltd.	90,521	1,175,111
Central Japan Railway Co.	98,266	13,500,811
Chubu Electric Power Co., Inc.	811,665	8,192,066
Chugai Pharmaceutical Co., Ltd.	47,704	1,546,089
Coca-Cola Bottlers Japan Holdings, Inc.	142,478	1,587,341
COMSYS Holdings Corp.	57,270	1,248,849
Concordia Financial Group Ltd.	469,094	1,706,247
Cosmo Energy Holdings Co., Ltd.	136,541	2,675,624
Dai Nippon Printing Co., Ltd.	258,793	6,069,539
Daicel Corp.	315,684	2,176,939
Daido Steel Co., Ltd.	35,899	1,242,530
Dai-ichi Life Holdings, Inc.	480,058	9,669,229
Daiichi Sankyo Co., Ltd.	225,743	5,615,493
Daikin Industries Ltd.	49,660	10,124,876
Daito Trust Construction Co., Ltd.	46,550	5,038,527
Daiwa House Industry Co., Ltd.	457,241	13,353,394
Daiwa Securities Group, Inc.	632,407	3,513,898
Denka Co., Ltd.	55,982	1,649,212
Denso Corp.	253,427	18,594,393
Dentsu Group, Inc.	98,305	3,125,466
DIC Corp.	96,478	2,417,367
East Japan Railway Co.	258,749	15,919,860
Ebara Corp.	50,114	2,692,284
EDION Corp.	172,940	1,521,574
Eisai Co., Ltd.	55,474	3,357,900
Electric Power Development Co., Ltd.	237,515	3,022,671
ENEOS Holdings, Inc.	4,979,886	18,569,587
FANUC Corp.	34,407	6,740,796
Fast Retailing Co., Ltd.	5,444	3,231,543
Fuji Electric Co., Ltd.	63,972	3,346,635
FUJIFILM Holdings Corp.	151,483	11,915,053
Fujikura Ltd. *	419,847	2,118,740
Fujitsu Ltd.	83,847	13,879,117
Furukawa Electric Co., Ltd.	96,724	1,920,936
SECURITY	NUMBER OF SHARES	VALUE ($)
H2O Retailing Corp.	256,621	1,785,465
Hakuhodo DY Holdings, Inc.	136,966	2,042,216
Hankyu Hanshin Holdings, Inc.	110,592	3,277,485
Hanwa Co., Ltd.	81,309	2,198,412
Haseko Corp.	261,369	3,116,770
Hino Motors Ltd.	324,390	2,696,941
Hitachi Construction Machinery Co., Ltd.	59,306	1,723,632
Hitachi Ltd.	619,166	36,469,965
Hitachi Metals Ltd. *	115,989	2,147,245
Hokkaido Electric Power Co., Inc.	395,037	1,631,709
Honda Motor Co., Ltd.	1,881,971	51,398,054
Hoya Corp.	37,875	6,010,899
Idemitsu Kosan Co., Ltd.	303,611	7,837,279
IHI Corp.	154,364	2,910,681
Iida Group Holdings Co., Ltd.	111,422	2,304,098
Inpex Corp.	1,039,795	8,580,633
Isetan Mitsukoshi Holdings Ltd.	546,387	3,734,170
Isuzu Motors Ltd.	482,885	6,515,301
ITOCHU Corp.	580,620	16,670,229
J Front Retailing Co., Ltd.	247,899	2,034,804
Japan Airlines Co., Ltd. *	141,630	2,564,545
Japan Exchange Group, Inc.	65,202	1,412,054
Japan Post Holdings Co., Ltd. *	955,857	7,206,073
Japan Post Insurance Co., Ltd.	90,845	1,406,539
Japan Tobacco, Inc.	653,492	13,084,804
JFE Holdings, Inc.	905,904	10,499,535
JGC Holdings Corp.	231,389	1,950,234
JSR Corp.	63,115	2,356,842
JTEKT Corp.	383,629	3,351,622
Kajima Corp.	402,007	4,429,176
Kaneka Corp.	59,951	1,953,575
Kao Corp.	131,506	6,702,411
Kawasaki Heavy Industries Ltd.	175,131	2,942,886
KDDI Corp.	920,043	26,739,547
Keio Corp.	27,779	1,250,171
Kewpie Corp.	78,382	1,593,941
Keyence Corp.	8,537	5,287,835
Kikkoman Corp.	35,601	2,715,264
Kinden Corp.	99,980	1,446,714
Kintetsu Group Holdings Co., Ltd. *	74,216	2,130,822
Kirin Holdings Co., Ltd.	378,357	6,054,645
Kobe Steel Ltd.	724,147	3,501,314
Koito Manufacturing Co., Ltd.	52,142	2,998,699
Komatsu Ltd.	460,911	10,521,655
Konica Minolta, Inc.	869,827	3,592,839
K's Holdings Corp.	174,347	1,764,276
Kubota Corp.	352,078	7,345,746
Kuraray Co., Ltd.	335,616	2,790,273
Kyocera Corp.	134,997	8,002,684
Kyushu Electric Power Co., Inc.	652,555	4,660,902
Kyushu Railway Co.	106,600	2,248,509
Lixil Corp.	137,331	3,373,254
Makita Corp.	63,921	2,805,780
Marubeni Corp.	1,511,449	13,544,404
MatsukiyoCocokara & Co.	70,966	2,781,265
Mazda Motor Corp. *	1,311,104	10,600,145
Medipal Holdings Corp.	182,481	3,278,535
MEIJI Holdings Co., Ltd.	79,604	4,669,185
MINEBEA MITSUMI, Inc.	154,301	4,076,824
MISUMI Group, Inc.	55,600	2,343,089
Mitsubishi Chemical Holdings Corp.	1,414,328	11,113,333
Mitsubishi Corp.	870,717	26,003,799
Mitsubishi Electric Corp.	1,319,396	16,552,729
Mitsubishi Estate Co., Ltd.	352,953	4,864,780
Mitsubishi Gas Chemical Co., Inc.	124,888	2,077,709
Mitsubishi Heavy Industries Ltd.	356,626	8,043,676
Mitsubishi Materials Corp.	196,209	3,376,568
Mitsubishi Motors Corp. *	1,290,733	4,160,538
Mitsubishi UFJ Financial Group, Inc.	6,053,157	32,061,021

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui & Co., Ltd.	876,330	19,734,694
Mitsui Chemicals, Inc.	144,133	3,865,296
Mitsui Fudosan Co., Ltd.	355,655	7,317,012
Mitsui Mining & Smelting Co., Ltd.	51,683	1,333,667
Mitsui OSK Lines Ltd.	88,659	5,075,375
Mizuho Financial Group, Inc.	1,221,264	15,079,591
MS&AD Insurance Group Holdings, Inc.	269,313	7,865,092
Murata Manufacturing Co., Ltd.	117,749	8,690,269
Nagase & Co., Ltd.	159,601	2,365,657
Nagoya Railroad Co., Ltd. *	109,559	1,601,726
NEC Corp.	130,407	5,880,346
NGK Insulators Ltd.	146,297	2,315,344
NGK Spark Plug Co., Ltd.	155,738	2,589,575
NH Foods Ltd.	107,562	3,666,079
NHK Spring Co., Ltd.	243,993	1,820,090
Nichirei Corp.	61,634	1,411,863
Nidec Corp.	47,215	5,405,742
Nikon Corp.	344,806	3,574,236
Nintendo Co., Ltd.	11,240	4,959,479
Nippon Electric Glass Co., Ltd.	73,339	1,898,307
Nippon Express Co., Ltd.	58,319	3,323,122
Nippon Light Metal Holdings Co., Ltd.	89,489	1,315,400
Nippon Paper Industries Co., Ltd.	196,971	1,849,232
Nippon Shokubai Co., Ltd.	32,257	1,440,336
Nippon Steel Corp.	1,064,473	15,932,642
Nippon Steel Trading Corp.	43,194	1,751,802
Nippon Telegraph & Telephone Corp.	938,057	25,817,325
Nippon Yusen K.K.	126,158	8,222,020
Nissan Motor Co., Ltd. *	3,569,978	17,698,187
Nisshin Seifun Group, Inc.	154,810	2,230,562
Nissin Foods Holdings Co., Ltd.	20,727	1,522,420
Nitori Holdings Co., Ltd.	14,477	2,298,827
Nitto Denko Corp.	67,464	4,693,871
NOK Corp.	174,852	1,869,482
Nomura Holdings, Inc.	1,088,149	4,575,123
Nomura Real Estate Holdings, Inc.	67,958	1,475,331
NSK Ltd.	438,656	2,978,588
NTN Corp. *	654,628	1,210,726
NTT Data Corp.	240,846	5,078,034
Obayashi Corp.	659,084	4,852,651
Odakyu Electric Railway Co., Ltd.	70,696	1,361,682
Oji Holdings Corp.	799,093	3,694,780
Olympus Corp.	151,189	3,380,764
Omron Corp.	51,664	4,989,174
Ono Pharmaceutical Co., Ltd.	77,749	1,715,620
Oriental Land Co., Ltd.	15,732	2,471,785
ORIX Corp.	536,835	10,614,246
Osaka Gas Co., Ltd.	306,424	4,930,527
Otsuka Corp.	34,803	1,590,802
Otsuka Holdings Co., Ltd.	154,937	5,657,394
PALTAC Corp.	31,429	1,219,294
Pan Pacific International Holdings Corp.	88,149	1,502,985
Panasonic Corp.	1,707,065	18,680,068
Persol Holdings Co., Ltd.	82,544	2,384,467
Rakuten Group, Inc.	153,044	1,564,878
Recruit Holdings Co., Ltd.	167,497	10,180,077
Renesas Electronics Corp. *	180,359	2,290,525
Resona Holdings, Inc.	1,079,046	3,949,549
Ricoh Co., Ltd.	645,283	5,700,109
Rohm Co., Ltd.	29,654	2,776,186
Ryohin Keikaku Co., Ltd.	85,935	1,388,795
Sankyu, Inc.	36,905	1,465,864
Santen Pharmaceutical Co., Ltd.	112,774	1,493,787
SBI Holdings, Inc.	66,087	1,701,866
Secom Co., Ltd.	63,251	4,269,282
Seibu Holdings, Inc. *	136,951	1,308,660
Seiko Epson Corp.	204,336	3,293,275
Seino Holdings Co., Ltd.	149,339	1,508,581
Sekisui Chemical Co., Ltd.	233,193	3,789,168
SECURITY	NUMBER OF SHARES	VALUE ($)
Sekisui House Ltd.	398,246	7,751,320
Seven & i Holdings Co., Ltd.	481,632	19,317,030
SG Holdings Co., Ltd.	102,952	2,275,834
Shikoku Electric Power Co., Inc.	217,066	1,443,347
Shimadzu Corp.	51,571	2,184,654
Shimamura Co., Ltd.	19,864	1,696,955
Shimano, Inc.	10,951	3,028,415
Shimizu Corp.	516,620	3,262,288
Shin-Etsu Chemical Co., Ltd.	78,614	13,154,837
Shionogi & Co., Ltd.	66,467	4,637,968
Shiseido Co., Ltd.	59,362	3,399,807
Showa Denko K.K.	155,858	3,434,380
SMC Corp.	7,979	5,105,239
Softbank Corp.	1,179,914	16,236,872
SoftBank Group Corp.	445,142	23,640,022
Sojitz Corp.	292,817	4,141,654
Sompo Holdings, Inc.	164,698	6,779,677
Sony Group Corp.	213,417	25,985,204
Stanley Electric Co., Ltd.	81,184	2,110,662
Subaru Corp.	741,183	13,985,509
SUMCO Corp.	73,097	1,601,703
Sumitomo Chemical Co., Ltd.	1,476,890	6,815,715
Sumitomo Corp.	896,306	12,203,876
Sumitomo Electric Industries Ltd.	908,547	11,918,453
Sumitomo Forestry Co., Ltd.	115,748	2,331,372
Sumitomo Heavy Industries Ltd.	114,694	2,546,511
Sumitomo Metal Mining Co., Ltd.	96,882	3,611,797
Sumitomo Mitsui Financial Group, Inc.	683,982	22,306,445
Sumitomo Mitsui Trust Holdings, Inc.	162,641	5,099,317
Sumitomo Realty & Development Co., Ltd.	120,299	3,749,510
Sumitomo Rubber Industries Ltd.	233,294	2,340,234
Suntory Beverage & Food Ltd.	70,062	2,471,252
Suzuken Co., Ltd.	100,832	2,739,590
Suzuki Motor Corp.	290,645	11,736,381
Sysmex Corp.	21,391	2,667,635
T&D Holdings, Inc.	238,231	2,815,677
Taiheiyo Cement Corp.	134,394	2,602,778
Taisei Corp.	161,587	4,710,493
Taiyo Yuden Co., Ltd.	31,882	1,757,729
Takashimaya Co., Ltd.	224,400	1,966,427
Takeda Pharmaceutical Co., Ltd.	412,951	11,023,422
TDK Corp.	139,152	5,514,853
Teijin Ltd.	200,303	2,295,074
Terumo Corp.	93,423	3,807,844
The Chugoku Electric Power Co., Inc.	260,398	2,043,372
The Kansai Electric Power Co., Inc.	912,569	8,254,070
The Yokohama Rubber Co., Ltd.	97,899	1,522,653
TIS, Inc.	86,341	2,669,047
Tobu Railway Co., Ltd.	91,693	2,071,360
Toho Gas Co., Ltd.	33,997	959,623
Toho Holdings Co., Ltd.	96,945	1,444,634
Tohoku Electric Power Co., Inc.	811,513	5,617,590
Tokio Marine Holdings, Inc.	261,987	13,170,301
Tokyo Electric Power Co. Holdings, Inc. *	5,346,784	14,268,136
Tokyo Electron Ltd.	21,185	11,164,828
Tokyo Gas Co., Ltd.	392,244	6,719,050
Tokyu Corp.	261,815	3,622,452
Tokyu Fudosan Holdings Corp.	428,284	2,210,352
Toppan Printing Co., Ltd.	302,995	4,597,828
Toray Industries, Inc.	1,308,332	7,614,125
Toshiba Corp.	225,197	8,978,527
Tosoh Corp.	233,386	3,352,438
TOTO Ltd.	44,852	1,986,926
Toyo Seikan Group Holdings Ltd.	216,341	2,640,791
Toyo Suisan Kaisha Ltd.	41,622	1,686,214
Toyoda Gosei Co., Ltd.	74,132	1,481,400
Toyota Industries Corp.	63,141	5,182,739
Toyota Motor Corp.	6,609,989	116,487,630

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Tsusho Corp.	208,575	9,102,022
TS Tech Co., Ltd.	126,545	1,485,618
Tsuruha Holdings, Inc.	15,596	1,758,147
Ube Industries Ltd.	134,886	2,257,109
Unicharm Corp.	55,535	2,390,727
West Japan Railway Co.	139,110	6,000,800
Yakult Honsha Co., Ltd.	32,522	1,624,023
Yamada Holdings Co., Ltd.	872,758	3,043,834
Yamaha Corp.	41,184	2,110,977
Yamaha Motor Co., Ltd.	236,777	5,961,913
Yamato Holdings Co., Ltd.	196,262	4,328,152
Yamazaki Baking Co., Ltd.	127,045	1,650,371
Yaskawa Electric Corp.	45,946	2,059,669
Yokogawa Electric Corp.	113,868	2,141,073
Z Holdings Corp.	568,336	3,764,047
		1,689,432,227

Netherlands 2.6%
Aalberts N.V.	30,816	1,880,008
ABN AMRO Bank N.V.	409,579	5,808,879
Aegon N.V.	1,412,147	6,216,585
Akzo Nobel N.V.	81,146	8,487,122
APERAM S.A.	35,696	1,700,795
ArcelorMittal S.A.	679,060	18,290,895
ASML Holding N.V.	17,431	13,726,386
ASR Nederland N.V.	79,545	3,378,188
Heineken Holding N.V.	46,883	3,881,344
Heineken N.V.	59,759	5,915,261
ING Groep N.V.	1,992,689	27,382,189
Koninklijke Ahold Delhaize N.V.	849,316	28,345,108
Koninklijke DSM N.V.	35,892	7,682,067
Koninklijke KPN N.V.	1,552,604	4,545,537
Koninklijke Philips N.V.	232,711	8,171,203
NN Group N.V.	162,172	8,020,844
Randstad N.V.	79,577	4,990,945
Signify N.V.	81,319	3,673,206
Unibail-Rodamco-Westfield *	76,732	5,026,708
Universal Music Group NV	202,742	5,775,904
Wolters Kluwer N.V.	41,307	4,615,110
		177,514,284

New Zealand 0.1%
Contact Energy Ltd.	308,055	1,641,254
Fletcher Building Ltd.	615,179	2,818,273
Spark New Zealand Ltd.	747,316	2,333,136
		6,792,663

Norway 0.8%
DNB Bank A.S.A.	331,704	7,215,586
Equinor A.S.A.	810,072	20,333,262
Mowi A.S.A.	145,651	3,296,244
Norsk Hydro A.S.A.	930,308	6,013,943
Orkla A.S.A.	285,469	2,594,845
Subsea 7 S.A.	275,244	1,918,266
Telenor A.S.A.	374,063	5,495,161
Yara International A.S.A.	110,289	5,393,798
		52,261,105

Poland 0.4%
Bank Polska Kasa Opieki S.A.	93,981	2,698,122
Grupa Lotos S.A. *	150,748	1,960,019
KGHM Polska Miedz S.A.	46,638	1,590,380
PGE Polska Grupa Energetyczna S.A. *	871,391	1,746,026
Polski Koncern Naftowy Orlen S.A.	528,918	9,191,458
SECURITY	NUMBER OF SHARES	VALUE ($)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,417,369	1,896,998
Powszechna Kasa Oszczednosci Bank Polski S.A. *	264,308	2,782,190
Powszechny Zaklad Ubezpieczen S.A.	322,900	2,805,654
		24,670,847

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,353,805	7,366,257
Galp Energia, SGPS, S.A.	443,875	4,130,906
Jeronimo Martins, SGPS, S.A.	103,519	2,238,951
		13,736,114

Republic of Korea 5.3%
Amorepacific Corp.	8,086	1,068,694
BNK Financial Group, Inc.	288,368	1,942,035
CJ CheilJedang Corp.	5,844	1,741,541
CJ Corp.	26,974	1,816,584
Coway Co., Ltd.	24,828	1,414,981
DB Insurance Co., Ltd.	53,738	2,433,794
E-MART, Inc.	26,298	3,165,766
GS Engineering & Construction Corp.	54,291	1,677,313
GS Holdings Corp.	93,250	2,943,745
Hana Financial Group, Inc.	177,756	5,910,735
Hankook Tire & Technology Co., Ltd.	66,204	2,140,107
Hanwha Corp.	97,799	2,457,530
Hanwha Solutions Corp. *	41,691	1,158,181
Hyundai Engineering & Construction Co., Ltd.	84,908	3,159,301
Hyundai Glovis Co., Ltd.	16,292	1,995,527
Hyundai Heavy Industries Holdings Co., Ltd.	84,892	3,780,442
Hyundai Marine & Fire Insurance Co., Ltd.	89,706	1,736,879
Hyundai Mobis Co., Ltd.	52,955	9,829,596
Hyundai Motor Co.	101,686	16,735,090
Hyundai Steel Co.	128,918	4,026,313
Industrial Bank of Korea	254,558	2,207,212
KB Financial Group, Inc.	186,453	8,287,498
Kia Corp.	196,393	12,862,510
Korea Electric Power Corp.	640,442	11,187,113
Korea Gas Corp. *	61,787	1,823,078
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	29,333	2,160,651
Korea Zinc Co., Ltd.	5,783	2,402,484
Korean Air Lines Co., Ltd. *	92,501	2,063,538
KT&G Corp.	56,574	3,900,506
LG Chem Ltd.	10,575	6,178,172
LG Corp.	29,477	1,945,447
LG Display Co., Ltd. *	407,416	6,825,135
LG Electronics, Inc.	85,627	8,325,548
LG Household & Health Care Ltd.	1,713	1,519,911
LG Uplus Corp.	265,757	3,031,406
Lotte Chemical Corp.	15,846	2,687,911
Lotte Shopping Co., Ltd.	25,740	1,809,319
LX Holdings Corp. *	13,752	101,065
NAVER Corp.	7,218	2,315,058
POSCO	87,581	19,242,900
Posco International Corp.	99,631	1,568,398
Samsung C&T Corp.	33,900	3,010,733
Samsung Electro-Mechanics Co., Ltd.	18,694	2,620,213
Samsung Electronics Co., Ltd.	1,888,656	113,360,698
Samsung Fire & Marine Insurance Co., Ltd.	26,094	4,437,232
Samsung Life Insurance Co., Ltd.	39,222	1,974,472
Samsung SDI Co., Ltd.	4,683	2,712,269

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung SDS Co., Ltd.	13,658	1,649,906
Shinhan Financial Group Co., Ltd.	297,993	8,692,194
SK Holdings Co., Ltd.	36,315	7,933,111
SK Hynix, Inc.	215,274	20,659,345
SK Innovation Co., Ltd. *	56,225	9,205,962
SK Square Co., Ltd. *	32,257	1,846,516
SK Telecom Co., Ltd.	49,898	2,289,284
S-Oil Corp.	33,491	2,252,657
Woori Financial Group, Inc.	414,795	4,399,711
		360,623,317

Singapore 0.7%
Capitaland Investment Ltd. *	1,517,312	3,718,170
ComfortDelGro Corp., Ltd.	1,707,369	1,705,937
DBS Group Holdings Ltd.	465,447	10,139,592
Jardine Cycle & Carriage Ltd.	104,137	1,608,593
Keppel Corp., Ltd.	778,522	2,895,717
Oversea-Chinese Banking Corp., Ltd.	1,018,554	8,156,455
Singapore Airlines Ltd. *	754,728	2,680,615
Singapore Telecommunications Ltd.	4,063,951	6,994,803
United Overseas Bank Ltd.	391,905	7,279,889
Venture Corp., Ltd.	108,722	1,467,705
Wilmar International Ltd.	1,277,794	3,830,167
		50,477,643

Spain 3.0%
Acciona S.A.	10,847	1,922,978
ACS, Actividades de Construccion y Servicios S.A.	188,742	4,506,022
Aena SME S.A. *	18,261	2,661,819
Amadeus IT Group S.A. *	76,433	4,859,143
Banco Bilbao Vizcaya Argentaria S.A.	4,697,724	24,865,685
Banco de Sabadell S.A. *	9,246,270	6,207,094
Banco Santander S.A.	15,953,458	49,382,338
Bankinter S.A.	259,045	1,266,628
CaixaBank S.A.	1,853,496	4,744,235
Enagas S.A.	100,888	2,281,411
Endesa S.A.	161,846	3,613,419
Ferrovial S.A.	102,281	2,827,531
Grifols S.A.	74,237	1,322,773
Iberdrola S.A.	1,997,824	22,271,629
Industria de Diseno Textil S.A.	248,851	7,803,773
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	246,656	424,783
Mapfre S.A.	920,731	1,874,802
Naturgy Energy Group S.A.	190,705	5,216,179
Red Electrica Corp. S.A.	142,050	2,995,567
Repsol S.A.	1,821,896	20,078,661
Telefonica S.A.	7,506,474	33,767,579
		204,894,049

Sweden 1.9%
Alfa Laval AB	64,656	2,494,415
Assa Abloy AB, B Shares	173,161	4,842,944
Atlas Copco AB, A Shares	94,807	5,798,306
Atlas Copco AB, B Shares	52,114	2,704,849
Boliden AB	120,832	4,149,035
Electrolux AB, B Shares	99,545	2,221,325
Epiroc AB, A Shares	72,726	1,758,304
Epiroc AB, B Shares	45,800	919,058
Essity AB, B Shares	173,950	5,528,247
H & M Hennes & Mauritz AB, B Shares	408,815	7,207,996
Hexagon AB, B Shares	192,382	2,798,376
Husqvarna AB, B Shares	138,073	1,937,650
ICA Gruppen AB	37,488	2,205,978
Industrivarden AB, A Shares	41,841	1,239,364
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrivarden AB, C Shares	24,276	713,992
Investor AB, A Shares	105,274	2,526,660
Investor AB, B Shares	369,794	8,555,462
Lundin Energy AB	54,304	1,911,923
Sandvik AB	257,554	6,368,819
Securitas AB, B Shares	188,702	2,715,735
Skandinaviska Enskilda Banken AB, A Shares	425,661	6,177,566
Skanska AB, B Shares	161,954	3,721,050
SKF AB, B Shares	160,072	3,656,642
SSAB AB, A Shares *	266,447	1,305,413
SSAB AB, B Shares *	556,269	2,413,337
Svenska Cellulosa AB SCA, B Shares	104,455	1,697,234
Svenska Handelsbanken AB, A Shares	514,795	5,436,869
Swedbank AB, A Shares	427,278	8,585,394
Swedish Match AB	260,464	1,890,328
Tele2 AB, B Shares	165,265	2,351,120
Telefonaktiebolaget LM Ericsson, B Shares	629,446	6,323,107
Telia Co. AB	1,579,198	6,075,110
Trelleborg AB, B Shares	88,248	2,002,299
Volvo AB, A Shares	83,351	1,814,953
Volvo AB, B Shares	516,880	11,130,802
		133,179,662

Switzerland 5.1%
ABB Ltd.	428,081	14,752,002
Adecco Group AG	130,940	6,056,010
Alcon, Inc.	71,202	5,595,212
Baloise Holding AG	13,582	2,019,541
Barry Callebaut AG	652	1,535,941
Chocoladefabriken Lindt & Sprungli AG	15	1,838,124
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	137	1,674,379
Cie Financiere Richemont S.A.	108,163	15,977,828
Clariant AG *	80,424	1,568,676
Credit Suisse Group AG	599,924	5,777,526
DKSH Holding AG	22,343	1,772,181
Dufry AG *	32,898	1,476,748
Geberit AG	4,869	3,703,050
Georg Fischer AG	1,353	1,962,099
Givaudan S.A.	1,017	4,945,429
Holcim Ltd. *	249,655	11,991,749
Julius Baer Group Ltd.	35,659	2,205,664
Kuehne & Nagel International AG	10,557	3,008,300
Lonza Group AG	4,947	3,971,927
Nestle S.A.	612,543	78,106,845
Novartis AG	429,352	34,073,493
Partners Group Holding AG	1,447	2,486,201
Roche Holding AG	142,542	55,397,915
Roche Holding AG, Bearer Shares	5,875	2,425,168
Schindler Holding AG	3,967	980,819
Schindler Holding AG, Participation Certificate	6,890	1,764,567
SGS S.A.	1,163	3,490,005
Sika AG	12,044	4,694,479
Sonova Holding AG	6,087	2,279,172
Swiss Life Holding AG	10,575	6,054,285
Swiss Prime Site AG	18,474	1,740,796
Swiss Re AG	125,557	11,728,060
Swisscom AG	10,928	6,027,287
The Swatch Group AG	23,576	1,338,793
The Swatch Group AG, Bearer Shares	15,067	4,418,828
UBS Group AG	1,071,162	18,450,748
Zurich Insurance Group AG	46,876	19,203,254
		346,493,101

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 16.8%
3i Group plc	192,355	3,529,716
Admiral Group plc	38,764	1,516,491
Anglo American plc	395,515	14,504,941
Antofagasta plc	85,103	1,553,759
Ashtead Group plc	85,378	6,827,005
Associated British Foods plc	191,775	4,879,003
AstraZeneca plc	239,646	26,239,192
Aviva plc	1,863,948	9,494,111
BAE Systems plc	1,352,605	9,810,018
Balfour Beatty plc	424,941	1,314,416
Barclays plc	7,915,895	19,292,859
Barratt Developments plc	582,144	5,371,210
Bellway plc	70,048	2,889,559
Berkeley Group Holdings plc	48,077	2,724,875
BHP Group plc	712,176	19,470,743
BP plc	25,253,965	108,736,071
British American Tobacco plc	974,191	32,608,019
BT Group plc *	9,995,389	20,973,102
Bunzl plc	111,213	4,219,825
Burberry Group plc	127,478	2,964,083
Carnival plc *	122,342	1,919,965
Centrica plc *	13,163,711	11,281,817
Coca-Cola HBC AG *	62,378	1,916,256
Compass Group plc *	563,822	10,909,320
CRH plc	311,520	15,067,871
Croda International plc	19,164	2,564,554
Currys plc	2,048,449	3,539,388
DCC plc	56,863	4,166,223
Diageo plc	380,000	19,101,604
Direct Line Insurance Group plc	930,779	3,332,224
Drax Group plc	346,141	2,518,695
DS Smith plc	570,284	2,703,322
easyJet plc *	206,849	1,358,728
Evraz plc	316,502	2,411,897
Experian plc	117,861	5,270,437
Ferguson plc	74,241	11,261,018
Firstgroup plc *(a)	2,029,907	2,497,577
GlaxoSmithKline plc	1,783,280	35,979,007
Glencore plc *	12,831,091	60,619,622
Hays plc	1,106,846	2,143,819
HSBC Holdings plc	10,375,142	57,561,285
Imperial Brands plc	739,387	15,083,981
Inchcape plc	310,153	3,401,655
Informa plc *	320,870	1,982,466
InterContinental Hotels Group plc *	37,067	2,181,773
International Consolidated Airlines Group S.A. *	1,193,329	2,012,305
Intertek Group plc	26,835	1,895,844
ITV plc *	2,315,467	3,368,167
J Sainsbury plc	1,993,520	7,295,122
John Wood Group plc *	684,943	1,825,952
Johnson Matthey plc	149,049	4,133,140
Kingfisher plc	1,811,457	7,592,294
Land Securities Group plc	220,202	2,117,949
Legal & General Group plc	2,146,598	8,005,816
Lloyds Banking Group plc	41,091,686	25,442,489
London Stock Exchange Group plc	17,234	1,482,494
M&G plc	3,074,067	7,601,204
Marks & Spencer Group plc *	2,870,703	8,970,733
Meggitt plc *	338,922	3,307,352
Melrose Industries plc	791,496	1,518,366
Micro Focus International plc	399,000	1,822,231
Mondi plc	247,182	5,623,139
National Grid plc	1,681,199	22,389,059
Natwest Group plc	900,829	2,533,760
Next plc	33,342	3,468,043
Pearson plc	352,729	2,768,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Pennon Group plc	90,421	1,465,430
Persimmon plc	149,574	5,416,150
Polymetal International plc	71,995	1,306,821
Prudential plc	528,220	8,917,134
Reckitt Benckiser Group plc	134,147	10,843,812
RELX plc	317,174	9,806,546
Rentokil Initial plc	236,664	1,921,221
Rio Tinto plc	447,923	27,330,807
Rolls-Royce Holdings plc *	2,294,044	3,717,899
Royal Dutch Shell plc, A Shares	5,236,828	109,259,646
Royal Dutch Shell plc, B Shares	4,718,930	98,479,346
Royal Mail plc	1,016,856	6,745,336
Severn Trent plc	81,119	3,097,267
Smith & Nephew plc	215,376	3,469,174
Smiths Group plc	137,571	2,624,532
Smurfit Kappa Group plc	89,316	4,528,085
SSE plc	554,111	11,377,537
Standard Chartered plc	1,192,168	6,564,465
Standard Life Aberdeen plc	1,462,290	4,513,444
Tate & Lyle plc	239,131	1,991,234
Taylor Wimpey plc	2,024,447	4,229,104
Tesco plc	5,522,762	20,221,052
The Sage Group plc	233,126	2,380,429
Travis Perkins plc	146,522	2,810,804
TUI AG *(a)	1,087,617	2,845,459
Unilever plc	640,915	32,721,635
United Utilities Group plc	235,810	3,383,386
Vodafone Group plc	27,489,838	39,765,920
Whitbread plc *	73,559	2,727,839
Wickes Group plc	161,981	457,747
WPP plc	852,407	11,750,992
		1,151,537,444
Total Common Stocks (Cost $6,096,358,374)		6,741,699,018

PREFERRED STOCKS 1.0% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	54,202	4,234,079
Fuchs Petrolub SE	33,145	1,477,397
Henkel AG & Co. KGaA	67,566	5,300,845
Volkswagen AG	148,607	27,041,200
		38,053,521

Italy 0.1%
Telecom Italia S.p.A. - RSP	10,344,879	5,023,306

Republic of Korea 0.3%
Amorepacific Corp.	3,898	202,792
Hyundai Motor Co., Ltd.	19,941	1,524,238
Hyundai Motor Co., Ltd. 2nd	27,351	2,134,386
LG Chem Ltd.	2,065	561,491
LG Electronics, Inc.	17,310	855,373
LG Household & Health Care Ltd.	215	107,871
Samsung Electronics Co., Ltd.	318,595	17,137,992
		22,524,143
Total Preferred Stocks (Cost $59,092,268)		65,600,970

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Germany 0.0%
Vonovia SE
expires 12/07/21, strike EUR 40.00 *	74,324	260,180
Total Rights (Cost $0)		260,180

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	5,490,300	5,490,300
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	27,324,856	27,324,856
		32,815,156
Total Short-Term Investments (Cost $32,815,156)		32,815,156
Total Investments in Securities (Cost $6,188,265,798)		6,840,375,324

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/17/21	249	27,831,975	(1,282,835)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,264,889.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,628,687,803	$—	$—	$6,628,687,803
Hong Kong	112,419,703	—	591,512	113,011,215
Preferred Stocks[1]	65,600,970	—	—	65,600,970
Rights[1]	260,180	—	—	260,180
Short-Term Investments[1]	32,815,156	—	—	32,815,156
Liabilities
Futures Contracts[2]	(1,282,835)	—	—	(1,282,835)
Total	$6,838,500,977	$—	$591,512	$6,839,092,489

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 5.2%
Adbri Ltd.	769,778	1,566,478
ALS Ltd.	204,001	1,800,854
Ansell Ltd.	101,824	2,311,789
ARB Corp., Ltd.	14,233	539,211
ASX Ltd.	45,085	2,890,822
AusNet Services Ltd.	1,782,225	3,209,764
Austal Ltd.	479,012	619,849
Bank of Queensland Ltd.	536,973	2,908,858
Bapcor Ltd.	171,065	869,675
Beach Energy Ltd.	1,203,339	1,011,074
Bega Cheese Ltd.	253,896	988,337
Blackmores Ltd.	11,908	769,951
Breville Group Ltd.	43,910	936,211
carsales.com Ltd.	66,537	1,189,359
Challenger Ltd.	586,081	2,684,522
Charter Hall Group	77,050	1,055,496
Charter Hall Retail REIT	236,857	698,645
CIMIC Group Ltd.	176,285	2,296,156
Cleanaway Waste Management Ltd.	753,315	1,549,000
Cochlear Ltd.	14,013	2,164,042
Collins Foods Ltd.	79,927	799,078
Coronado Global Resources, Inc. *	1,163,480	907,462
Costa Group Holdings Ltd.	273,207	555,969
Cromwell Property Group	1,026,110	625,704
CSR Ltd.	756,919	3,139,656
Dexus	449,720	3,561,822
Domino's Pizza Enterprises Ltd.	11,643	1,070,899
Eagers Automotive Ltd.	142,351	1,412,066
Eclipx Group Ltd. *	688,999	1,069,891
Elders Ltd.	104,096	827,402
Event Hospitality & Entertainment Ltd. *	125,277	1,353,733
Evolution Mining Ltd.	759,532	2,170,341
Flight Centre Travel Group Ltd. *	204,275	2,570,931
G.U.D. Holdings Ltd. (a)	75,480	620,998
G8 Education Ltd. *	1,682,050	1,258,253
Genworth Mortgage Insurance Australia Ltd.	442,331	702,542
GrainCorp Ltd., Class A	530,346	2,557,084
GWA Group Ltd.	350,717	639,097
Harvey Norman Holdings Ltd.	587,002	2,110,203
Healius Ltd.	552,135	1,890,903
Humm Group Ltd. *	709,965	367,482
IGO Ltd.	195,652	1,462,183
Iluka Resources Ltd.	154,456	944,037
Inghams Group Ltd.	337,046	826,879
InvoCare Ltd.	82,161	665,286
IOOF Holdings Ltd.	702,836	1,848,863
IRESS Ltd.	115,837	1,017,643
Link Administration Holdings Ltd.	384,861	1,350,784
Magellan Financial Group Ltd.	32,973	775,264
McMillan Shakespeare Ltd.	84,428	749,493
Mineral Resources Ltd.	58,535	1,878,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Monadelphous Group Ltd.	191,658	1,278,773
Myer Holdings Ltd. *	6,564,495	2,420,368
nib Holdings Ltd.	418,807	2,078,685
Nine Entertainment Co. Holdings Ltd.	786,776	1,640,118
Northern Star Resources Ltd.	241,686	1,617,709
NRW Holdings Ltd.	1,038,108	1,284,443
Nufarm Ltd.	534,860	1,744,515
Orora Ltd.	1,573,786	3,738,241
OZ Minerals Ltd.	168,751	3,109,778
Pendal Group Ltd.	289,835	1,267,981
Perenti Global Ltd.	1,385,960	805,826
Perpetual Ltd.	58,080	1,413,765
Platinum Asset Management Ltd.	229,798	441,563
Premier Investments Ltd.	49,598	1,080,696
Qube Holdings Ltd.	795,975	1,794,747
REA Group Ltd.	7,475	860,691
Reece Ltd.	67,939	1,128,191
Regis Resources Ltd.	619,885	791,153
Reliance Worldwide Corp., Ltd.	318,356	1,392,756
Sandfire Resources Ltd.	322,320	1,373,531
SEEK Ltd.	123,094	3,037,337
Seven Group Holdings Ltd.	64,321	972,793
Shopping Centres Australasia Property Group	409,129	806,458
Southern Cross Media Group Ltd.	472,645	680,312
St. Barbara Ltd.	950,717	910,043
Steadfast Group Ltd.	265,789	927,212
Super Retail Group Ltd.	204,863	1,820,084
Sydney Airport *	444,081	2,613,467
Tassal Group Ltd.	278,458	651,554
The GPT Group	806,020	3,011,849
The Star Entertainment Grp Ltd. *	1,247,918	3,141,168
TPG Telecom Ltd.	162,954	779,912
Vicinity Centres	3,223,313	3,873,905
Washington H Soul Pattinson & Co., Ltd.	35,416	780,472
Whitehaven Coal Ltd. *	2,445,934	4,196,980
Worley Ltd.	377,272	2,551,995
		135,809,594

Austria 0.8%
ANDRITZ AG	75,244	3,557,175
AT&S Austria Technologie & Systemtechnik AG	30,024	1,463,324
BAWAG Group AG *	59,890	3,468,357
CA Immobilien Anlagen AG	16,621	679,122
EVN AG	40,196	1,149,213
IMMOFINANZ AG *	47,873	1,104,660
Lenzing AG *	18,235	2,163,369
Mayr Melnhof Karton AG	6,803	1,314,020
Oesterreichische Post AG	43,580	1,795,364
S IMMO AG	30,165	669,568
UNIQA Insurance Group AG	157,178	1,358,742

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	17,792	1,852,468
Vienna Insurance Group AG Wiener Versicherung Gruppe	46,674	1,287,138
		21,862,520

Belgium 1.3%
Ackermans & van Haaren N.V.	21,879	3,600,468
AGFA-Gevaert N.V. *	250,813	1,002,219
Barco N.V.	54,799	1,091,150
Befimmo S.A.	17,758	627,636
Bekaert S.A.	66,908	2,685,613
bpost S.A. *	240,436	1,935,039
Cie d'Entreprises CFE	12,603	1,302,269
Cofinimmo S.A.	9,010	1,405,634
D'ieteren Group	28,471	5,149,947
Elia Group S.A. N.V.	15,481	1,915,053
Euronav N.V.	240,721	2,245,138
KBC Ancora	17,439	822,077
Melexis N.V.	8,211	949,184
Ontex Group N.V. *	219,881	1,826,536
Orange Belgium S.A.	35,637	774,181
Sofina S.A.	3,635	1,672,628
Telenet Group Holding N.V.	70,808	2,516,973
Tessenderlo Group S.A. *	31,701	1,186,448
Warehouses De Pauw CVA	13,858	638,917
		33,347,110

Canada 8.5%
Aecon Group, Inc.	115,403	1,464,578
Ag Growth International, Inc.	25,707	657,304
Alamos Gold, Inc., Class A	110,709	843,177
Algonquin Power & Utilities Corp.	229,303	3,090,621
Allied Properties Real Estate Investment Trust	49,639	1,596,203
Altus Group Ltd.	15,273	778,890
Artis Real Estate Investment Trust	178,700	1,544,889
ATS Automation Tooling Systems, Inc. *	34,146	1,268,896
AutoCanada, Inc. *	37,450	942,381
B2Gold Corp.	405,174	1,598,207
Badger Infrastructure Solutions Ltd.	27,424	670,208
Baytex Energy Corp. *	1,663,526	4,772,198
Birchcliff Energy Ltd.	438,401	2,217,978
BlackBerry Ltd. *	184,230	1,747,801
Boardwalk Real Estate Investment Trust	35,245	1,461,673
Boralex, Inc., Class A	17,134	484,315
Boyd Group Services, Inc.	6,929	1,114,862
Brookfield Infrastructure Corp., Class A	42,064	2,475,047
BRP, Inc.	18,512	1,456,947
CAE, Inc. *	130,615	3,125,881
Cameco Corp.	234,011	5,434,353
Canadian Apartment Properties REIT	53,748	2,382,375
Canadian Utilities Ltd., Class A	140,477	3,756,128
Canadian Western Bank	64,364	1,853,450
Canfor Corp. *	114,355	2,429,197
Capital Power Corp.	91,889	2,729,163
Cascades, Inc.	213,725	2,237,548
Celestica, Inc. *	433,932	4,427,947
Centerra Gold, Inc.	201,688	1,477,913
Chartwell Retirement Residences	151,566	1,303,222
Chemtrade Logistics Income Fund (b)	309,989	1,783,379
Choice Properties Real Estate Investment Trust	102,351	1,127,393
Chorus Aviation, Inc. *	410,450	1,110,276
Cineplex, Inc. *(b)	193,438	1,767,301
Cogeco Communications, Inc.	10,321	785,500
Cogeco, Inc.	23,244	1,446,861
Colliers International Group, Inc.	10,953	1,472,524
SECURITY	NUMBER OF SHARES	VALUE ($)
Cominar Real Estate Investment Trust	336,355	3,010,099
Constellation Software, Inc.	2,615	4,431,088
Corus Entertainment, Inc., B Shares	640,389	2,461,115
Crombie Real Estate Investment Trust	61,290	819,398
Dorel Industries, Inc., Class B *	133,375	2,016,013
Dream Office Real Estate Investment Trust	84,616	1,426,757
ECN Capital Corp.	66,041	546,738
Element Fleet Management Corp.	149,875	1,439,398
Enerflex Ltd.	298,626	1,715,679
Enerplus Corp.	562,266	5,290,420
Exchange Income Corp.	41,065	1,311,852
Extendicare, Inc.	107,411	551,792
First Capital Real Estate Investment Trust	164,437	2,245,819
FirstService Corp.	5,929	1,134,866
Franco-Nevada Corp.	23,482	3,206,717
Gibson Energy, Inc.	207,120	3,731,325
Granite Real Estate Investment Trust	13,951	1,071,665
Home Capital Group, Inc. *	56,148	1,814,261
Hudbay Minerals, Inc.	268,520	1,804,367
IAMGOLD Corp. *	561,406	1,719,929
IGM Financial, Inc.	88,093	3,170,606
Innergex Renewable Energy, Inc.	45,867	677,922
Interfor Corp.	94,520	2,350,474
Intertape Polymer Group, Inc.	48,814	931,149
Just Energy Group, Inc. *	54,636	60,054
Killam Apartment Real Estate Investment Trust	33,416	574,126
Kirkland Lake Gold Ltd.	56,740	2,234,126
Laurentian Bank of Canada	49,698	1,421,825
LifeWorks, Inc.	30,129	585,529
Lundin Mining Corp.	388,077	3,034,310
Maple Leaf Foods, Inc.	109,329	2,407,658
Martinrea International, Inc.	272,264	2,090,583
MEG Energy Corp. *	579,383	4,697,212
Mullen Group Ltd.	173,456	1,559,049
NFI Group, Inc.	110,476	1,774,092
Northland Power, Inc.	69,527	2,072,585
NorthWest Healthcare Properties Real Estate Investment Trust	59,541	613,140
NuVista Energy Ltd. *	408,957	1,973,374
OceanaGold Corp. *	1,198,594	2,167,710
Pan American Silver Corp.	58,148	1,479,084
Parex Resources, Inc.	130,427	2,082,277
Pason Systems, Inc.	117,513	963,702
Peyto Exploration & Development Corp.	598,900	4,864,779
PrairieSky Royalty Ltd.	115,524	1,257,184
Precision Drilling Corp. *(b)	68,284	2,159,026
Premium Brands Holdings Corp.	15,217	1,474,488
Primo Water Corp.	137,092	2,268,836
Richelieu Hardware Ltd.	38,303	1,263,927
Ritchie Bros. Auctioneers, Inc.	30,871	2,086,704
Russel Metals, Inc.	136,017	3,513,879
Secure Energy Services, Inc.	712,330	2,893,077
ShawCor Ltd. *	458,169	1,707,240
Shopify, Inc., Class A *	498	753,534
Sienna Senior Living, Inc.	65,476	692,122
Sleep Country Canada Holdings, Inc.	32,738	942,481
SmartCentres Real Estate Investment Trust	94,180	2,189,311
SSR Mining, Inc.	56,934	1,029,233
Stantec, Inc.	75,229	4,055,845
Stelco Holdings, Inc.	17,785	567,878
Stella-Jones, Inc.	59,729	1,863,388
Superior Plus Corp.	201,837	2,097,355
The Descartes Systems Group, Inc. *	8,206	657,030
The North West Co., Inc.	56,106	1,472,629

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TMX Group Ltd.	17,344	1,676,127
Torex Gold Resources, Inc. *	53,152	579,667
Toromont Industries Ltd.	34,216	2,862,002
Tourmaline Oil Corp.	175,216	5,806,386
TransAlta Corp.	455,049	4,607,956
Transat AT, Inc. *(b)	333,921	1,173,982
Transcontinental, Inc., Class A	139,800	2,028,124
Tricon Residential, Inc.	41,775	571,199
Turquoise Hill Resources Ltd. *	87,858	1,300,611
Westshore Terminals Investment Corp.	58,770	1,197,574
Wheaton Precious Metals Corp.	78,937	3,287,196
Whitecap Resources, Inc.	735,720	3,899,981
Winpak Ltd.	30,897	840,828
Yamana Gold, Inc.	358,256	1,424,311
		222,572,361

Denmark 1.4%
Chr Hansen Holding A/S	29,070	2,146,652
D/S Norden A/S	48,359	1,111,785
Demant A/S *	36,562	1,735,922
Dfds A/S *	32,730	1,479,182
FLSmidth & Co. A/S	83,169	2,794,476
Genmab A/S *	2,979	1,144,321
GN Store Nord A/S	28,566	1,629,959
H. Lundbeck A/S	43,253	1,079,173
Jyske Bank A/S *	65,674	3,256,291
Matas A/S	54,763	1,000,415
NKT A/S *	24,275	1,123,525
Per Aarsleff Holding A/S	27,712	1,153,417
Ringkjoebing Landbobank A/S	7,233	949,125
Rockwool International A/S, B Shares	3,826	1,582,018
Royal Unibrew A/S	18,729	1,983,126
Scandinavian Tobacco Group A/S, Class A	76,526	1,395,667
Schouw & Co. A/S	14,745	1,182,787
SimCorp A/S	8,479	853,912
Sydbank A/S	92,711	2,988,799
The Drilling Co. of 1972 A/S *	31,113	1,116,031
Topdanmark A/S	21,542	1,154,184
Tryg A/S	94,953	2,284,310
		35,145,077

Finland 1.1%
Aktia Bank Oyj	53,977	741,230
Cargotec Oyj, B Shares	61,740	2,868,735
Finnair Oyj *(b)	1,370,541	871,615
Huhtamaki Oyj	74,914	3,197,536
Kemira Oyj	135,206	1,998,227
Kojamo Oyj	54,734	1,249,422
Konecranes Oyj	74,622	2,876,813
Metsa Board Oyj	151,564	1,446,692
Neles Oyj	78,939	1,170,204
Orion Oyj, B Shares	71,722	2,929,702
Sanoma Oyj	66,759	1,006,929
TietoEVRY Oyj	66,809	1,935,654
Tokmanni Group Corp.	32,225	672,491
Uponor Oyj	46,465	1,060,664
Valmet Oyj	88,021	3,586,567
YIT Oyj	246,093	1,218,810
		28,831,291

France 3.9%
Aeroports de Paris *	24,469	2,839,612
Albioma S.A.	17,736	665,588
Alten S.A.	21,181	3,480,835
Amundi S.A.	31,363	2,592,946
SECURITY	NUMBER OF SHARES	VALUE ($)
Beneteau S.A. *	54,548	793,278
BioMerieux	12,402	1,747,753
CGG S.A. *	1,911,858	1,269,673
Cie Plastic Omnium S.A.	87,761	2,185,097
Coface S.A.	94,322	1,275,088
Covivio	31,145	2,566,860
Dassault Aviation S.A.	14,335	1,348,926
Derichebourg S.A. *	192,953	2,008,988
Edenred	64,905	2,887,216
Elior Group S.A. *	439,445	2,804,605
Eramet S.A. *	15,940	1,237,105
Eurofins Scientific SE	21,988	2,795,231
Euronext N.V.	20,458	1,999,941
Fnac Darty S.A.	38,199	2,298,179
Gaztransport Et Technigaz S.A.	9,100	728,274
Gecina S.A.	18,116	2,434,730
Getlink SE	197,822	2,905,823
ICADE	29,701	2,094,480
Imerys S.A.	65,185	2,532,810
Ipsen S.A.	16,948	1,643,264
IPSOS	57,166	2,573,842
JCDecaux S.A. *	88,139	2,242,129
Kaufman & Broad S.A.	26,421	985,864
Korian S.A.	66,237	1,947,412
La Francaise des Jeux SAEM	20,099	925,299
Maisons du Monde S.A.	67,623	1,557,343
Mercialys S.A.	106,480	987,596
Mersen S.A.	24,694	892,238
Metropole Television S.A.	97,611	1,865,609
Nexans S.A.	36,061	3,320,284
Nexity S.A.	65,442	2,785,879
Orpea S.A.	25,806	2,422,539
Quadient S.A.	101,999	2,195,169
Remy Cointreau S.A.	6,810	1,586,725
Sartorius Stedim Biotech	1,610	944,889
SEB S.A.	21,733	3,202,163
Societe BIC S.A.	51,647	2,642,766
Sopra Steria Group S.A.	15,114	2,664,129
SPIE S.A.	146,794	3,648,308
Tarkett S.A. *(b)	32,878	703,142
Technicolor S.A. *	521,284	1,579,551
Television Francaise 1 S.A.	234,338	2,242,052
Trigano S.A.	5,473	957,944
UbiSoft Entertainment S.A. *	44,784	2,284,026
Vallourec S.A. *	131,295	1,145,339
Verallia S.A.	20,895	696,645
Vicat S.A.	32,804	1,260,961
Virbac S.A.	1,292	602,070
Worldline S.A. *	35,456	1,851,192
		101,849,407

Germany 4.0%
1&1 AG	59,137	1,666,778
Aareal Bank AG	123,961	4,057,547
ADVA Optical Networking SE *	34,499	495,497
alstria Office REIT-AG	56,887	1,248,624
Aroundtown S.A.	275,379	1,642,823
Bechtle AG	39,367	2,826,187
Befesa S.A.	16,918	1,114,010
Bilfinger SE	63,519	2,034,804
Borussia Dortmund GmbH & Co. KGaA *	65,578	304,116
CANCOM SE	21,882	1,566,985
Carl Zeiss Meditec AG, Class B	6,620	1,318,538
CECONOMY AG *	477,894	1,891,318
Cewe Stiftung & Co. KGaA	5,466	781,371
CTS Eventim AG & Co., KGaA *	17,926	1,157,382
Deutsche Euroshop AG	44,302	701,619
Deutsche Pfandbriefbank AG	348,734	4,054,887

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Deutz AG *	263,967	1,778,271
Duerr AG	64,524	2,550,703
DWS Group GmbH & Co. KGaA	31,052	1,212,839
ElringKlinger AG *	60,980	739,243
Fielmann AG	15,095	982,076
Fraport AG Frankfurt Airport Services Worldwide *	47,605	2,953,561
Gerresheimer AG	21,091	1,924,129
Grand City Properties S.A.	52,209	1,228,219
GRENKE AG (b)	17,544	599,140
Hamburger Hafen und Logistik AG	35,331	774,294
Hella GmbH & Co. KGaA	60,737	4,211,319
HelloFresh SE *	6,091	612,929
HOCHTIEF AG	30,632	2,297,706
Hornbach Baumarkt AG	14,683	594,979
Hornbach Holding AG & Co. KGaA	21,567	2,687,333
Jenoptik AG	38,280	1,541,688
JOST Werke AG	14,822	754,101
Kloeckner & Co. SE *	339,728	3,642,340
Krones AG	22,495	2,268,705
KWS Saat SE & Co. KGaA	4,947	407,603
LEG Immobilien SE	19,111	2,656,651
Leoni AG *(b)	275,545	3,222,495
Nordex SE *(b)	50,595	898,097
Norma Group SE	34,844	1,271,526
Pfeiffer Vacuum Technology AG	4,003	950,719
Puma SE	28,438	3,417,048
QIAGEN N.V. *	44,513	2,455,088
Rational AG	754	691,013
RTL Group S.A. *	65,541	3,361,096
S&T AG (b)	18,472	396,505
SAF-Holland SE *	81,410	1,025,397
Scout24 SE	19,152	1,263,269
Siltronic AG	10,301	1,542,109
Siltronic AG - Tender Offer	2,820	425,342
Sixt SE *	12,532	2,024,214
Software AG	35,186	1,485,201
Stabilus S.A.	16,909	1,116,272
Stroeer SE & Co. KGaA	12,917	989,405
Suedzucker AG	157,652	2,264,302
TAG Immobilien AG	58,409	1,610,757
Takkt AG	77,389	1,252,628
Talanx AG *	73,848	3,281,708
Wacker Chemie AG	17,450	2,986,524
Wacker Neuson SE	41,738	1,213,971
Zalando SE *	31,740	2,867,413
zooplus AG *	158	85,863
		105,378,277

Hong Kong 3.6%
Asia Cement China Holdings Corp.	958,260	609,679
ASM Pacific Technology Ltd.	237,608	2,503,832
BOC Aviation Ltd.	138,653	979,091
Brightoil Petroleum Holdings Ltd. *(a)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	564,258	1,433,110
Cafe de Coral Holdings Ltd.	495,383	868,017
Cathay Pacific Airways Ltd. *(b)	2,344,129	1,894,343
Champion REIT	783,244	404,891
Chow Sang Sang Holdings International Ltd.	838,667	1,189,820
Chow Tai Fook Jewellery Group Ltd.	1,389,269	2,491,323
CITIC Telecom International Holdings Ltd.	2,744,479	922,354
CK Infrastructure Holdings Ltd.	164,841	954,684
Cowell e Holdings, Inc. *	1,271,178	1,842,559
Dairy Farm International Holdings Ltd.	441,661	1,377,982
FIH Mobile Ltd. *(b)	13,821,000	2,021,068
FIT Hon Teng Ltd. *	1,723,659	355,970
SECURITY	NUMBER OF SHARES	VALUE ($)
Fortune Real Estate Investment Trust	860,868	883,412
Haitong International Securities Group Ltd.	3,535,308	730,112
Hang Lung Group Ltd.	1,199,076	2,654,752
Hang Lung Properties Ltd.	1,181,075	2,342,197
HKBN Ltd.	578,594	727,338
Huabao International Holdings Ltd.	757,026	2,180,036
Hysan Development Co., Ltd.	377,663	1,152,970
IGG, Inc.	1,044,363	989,994
Johnson Electric Holdings Ltd.	735,946	1,599,175
JS Global Lifestyle Co., Ltd.	166,038	329,271
K Wah International Holdings Ltd.	2,927,676	1,134,140
Kerry Logistics Network Ltd.	278,551	791,435
Kerry Properties Ltd.	1,112,494	2,889,743
Lee & Man Paper Manufacturing Ltd.	2,330,684	1,608,430
Luk Fook Holdings International Ltd.	752,812	2,201,699
Man Wah Holdings Ltd.	492,653	778,553
Melco International Development Ltd. *	1,549,958	1,952,396
MGM China Holdings Ltd. *	582,691	371,476
Minth Group Ltd.	495,077	2,292,538
MMG Ltd. *	3,095,375	1,123,663
NagaCorp Ltd.	1,404,973	1,133,588
Nexteer Automotive Group Ltd.	1,486,168	1,933,047
NWS Holdings Ltd.	3,068,576	2,865,529
Pacific Basin Shipping Ltd.	5,526,357	2,105,387
Pacific Textiles Holdings Ltd.	1,161,703	610,964
Power Assets Holdings Ltd.	113,160	681,499
Powerlong Real Estate Holdings Ltd.	2,251,736	1,357,538
PRADA S.p.A.	297,354	1,888,059
Shangri-La Asia Ltd. *	1,301,840	1,030,337
Shui On Land Ltd.	12,420,235	1,656,913
Shun Tak Holdings Ltd. *	4,064,000	1,084,310
SITC International Holdings Co., Ltd.	465,914	1,867,636
SJM Holdings Ltd. *(b)	2,205,921	1,570,433
Stella International Holdings Ltd.	1,339,500	1,436,433
Swire Properties Ltd.	645,210	1,532,776
The Bank of East Asia Ltd.	1,587,247	2,292,553
Tingyi Cayman Islands Holding Corp.	1,919,680	3,718,282
Towngas China Co., Ltd. *	1,278,988	867,878
Truly International Holdings Ltd.	6,158,926	2,069,869
Uni-President China Holdings Ltd.	1,305,530	1,281,105
Value Partners Group Ltd.	1,065,209	539,720
Vitasoy International Holdings Ltd.	312,560	623,849
VSTECS Holdings Ltd.	1,582,797	1,417,154
VTech Holdings Ltd.	267,870	2,214,540
Want Want China Holdings Ltd.	4,905,654	4,146,855
Wynn Macau Ltd. *(b)	1,402,165	1,250,030
Xinyi Glass Holdings Ltd.	847,428	2,067,521
		93,825,858

Ireland 0.2%
AIB Group plc *	1,087,274	2,366,286
Dalata Hotel Group plc *	122,390	468,392
Glanbia plc	202,820	2,604,837
Irish Continental Group plc *	147,813	707,108
		6,146,623

Israel 1.9%
Arad Investment & Industrial Development Ltd.	4,573	617,155
Azrieli Group Ltd.	11,785	1,076,889
Bezeq The Israeli Telecommunication Corp., Ltd. *	3,762,169	5,349,536
Cellcom Israel Ltd. *	192,658	825,507
Clal Insurance Enterprises Holdings Ltd. *	37,961	947,022
Delek Group Ltd. *	36,057	2,964,050

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
El Al Israel Airlines *	566,121	485,146
Elbit Systems Ltd.	14,990	2,194,274
Equital Ltd. *	20,889	724,666
First International Bank of Israel Ltd.	35,148	1,406,745
Gazit-Globe Ltd.	155,900	1,175,693
Harel Insurance Investments & Financial Services Ltd.	99,634	1,052,424
Isracard Ltd.	155,073	682,673
Israel Discount Bank Ltd., A Shares *	827,461	5,087,179
Mizrahi Tefahot Bank Ltd.	67,500	2,495,913
Nice Ltd. *	10,487	2,992,339
Norstar Holdings, Inc.	60,795	487,224
Oil Refineries Ltd. *	10,245,568	2,647,039
Partner Communications Co., Ltd. *	142,177	898,012
Paz Oil Co., Ltd. *	30,827	3,821,759
Shikun & Binui Ltd. *	127,409	793,412
Shufersal Ltd.	119,859	971,228
Strauss Group Ltd.	16,983	498,982
The Israel Corp., Ltd. *	12,377	4,757,287
The Phoenix Holdings Ltd.	85,051	1,058,734
Tower Semiconductor Ltd. *	91,976	3,246,229
		49,257,117

Italy 2.7%
ACEA S.p.A.	49,783	1,001,919
Amplifon S.p.A.	19,928	967,223
Anima Holding S.p.A.	325,207	1,520,950
Autogrill S.p.A. *	319,544	2,065,995
Azimut Holding S.p.A.	91,613	2,526,430
Banca Generali S.p.A.	30,580	1,246,379
Banca IFIS S.p.A.	74,426	1,236,503
Banca Mediolanum S.p.A.	175,019	1,624,868
Banca Monte dei Paschi di Siena S.p.A. *(b)	892,958	811,127
Banca Popolare di Sondrio Scarl	729,616	2,808,695
BFF Bank S.p.A.	119,318	891,781
BPER Banca	1,565,744	2,964,359
Brembo S.p.A.	142,261	1,871,908
Buzzi Unicem S.p.A.	91,450	1,906,892
Cerved Group S.p.A. *	33,227	381,483
Davide Campari-Milano N.V.	132,243	1,915,735
De'Longhi S.p.A.	39,462	1,313,897
DiaSorin S.p.A.	4,519	960,093
Enav S.p.A. *	293,632	1,210,336
ERG S.p.A.	45,271	1,479,792
Esprinet S.p.A.	68,846	929,142
Fincantieri S.p.A. *(b)	810,843	538,028
FinecoBank Banca Fineco S.p.A.	152,755	2,663,367
Hera S.p.A.	934,193	3,580,452
Infrastrutture Wireless Italiane S.p.A.	63,847	728,364
Interpump Group S.p.A.	32,757	2,197,528
Iren S.p.A.	957,192	2,855,151
Italgas S.p.A.	460,478	2,885,973
Maire Tecnimont S.p.A.	254,384	1,118,423
MARR S.p.A.	36,466	734,726
MFE-MediaForEurope N.V.	728,967	1,965,979
Moncler S.p.A.	46,025	3,319,712
Nexi S.p.A. *	29,499	450,081
OVS S.p.A. *	856,951	2,600,519
Piaggio & C S.p.A.	202,316	621,239
Recordati Industria Chimica e Farmaceutica S.p.A.	34,598	2,159,028
Reply S.p.A.	6,085	1,173,281
Saipem S.p.A. *(b)	1,580,232	3,133,196
Salvatore Ferragamo S.p.A. *	61,430	1,393,284
Societa Cattolica Di Assicurazione S.p.A. *	51,901	312,838
Technogym S.p.A.	36,823	338,008
SECURITY	NUMBER OF SHARES	VALUE ($)
Tod's S.p.A. *	17,802	1,017,927
UnipolSai Assicurazioni S.p.A.	652,998	1,761,095
Webuild S.p.A. (b)	384,194	860,573
		70,044,279

Japan 31.6%
ABC-Mart, Inc.	29,323	1,379,055
Achilles Corp.	41,538	442,287
Acom Co., Ltd.	242,217	718,897
Adastria Co., Ltd.	84,583	1,387,803
ADEKA Corp.	166,622	3,538,030
Advance Residence Investment Corp.	286	877,811
Aeon Delight Co., Ltd.	33,667	1,051,121
AEON Financial Service Co., Ltd.	191,021	2,064,228
Aeon Mall Co., Ltd.	150,762	2,133,731
Aica Kogyo Co., Ltd.	56,787	1,657,923
Aichi Steel Corp.	51,835	1,107,962
Aida Engineering Ltd.	102,234	830,153
Aiful Corp.	155,301	481,447
Ain Holdings, Inc.	33,070	1,779,539
Alpen Co., Ltd.	30,492	583,818
Amano Corp.	84,131	1,845,703
Anritsu Corp.	73,096	1,136,241
AOKI Holdings, Inc.	199,574	1,079,206
Aoyama Trading Co., Ltd. *	456,367	2,889,849
Aozora Bank Ltd.	151,939	3,307,880
Arata Corp.	61,820	2,096,147
Arcland Sakamoto Co., Ltd.	71,881	1,050,250
Arcs Co., Ltd.	145,027	2,640,106
Ariake Japan Co., Ltd.	8,105	456,841
As One Corp.	3,374	417,497
Asahi Holdings, Inc.	60,707	1,023,323
Asahi Intecc Co., Ltd.	25,060	549,115
Asanuma Corp.	17,979	832,882
Asics Corp.	197,754	4,907,929
ASKUL Corp.	47,290	590,995
Autobacs Seven Co., Ltd.	137,687	1,587,320
Avex, Inc.	74,143	1,106,807
Axial Retailing, Inc.	36,048	1,034,977
Azbil Corp.	82,835	3,662,263
Belc Co., Ltd.	16,587	768,397
Belluna Co., Ltd.	83,671	491,510
Benesse Holdings, Inc.	115,316	2,233,299
BML, Inc.	21,967	682,932
Bunka Shutter Co., Ltd.	112,831	1,002,655
Calbee, Inc.	87,770	1,969,598
Canon Electronics, Inc.	45,611	596,926
Canon Marketing Japan, Inc.	103,996	2,014,983
Capcom Co., Ltd.	42,484	1,058,499
Cawachi Ltd.	41,128	782,028
Central Glass Co., Ltd.	112,620	1,928,163
Chudenko Corp.	49,458	882,922
Chugoku Marine Paints Ltd.	90,764	689,053
Citizen Watch Co., Ltd.	1,019,787	4,661,319
CKD Corp.	54,016	1,057,533
Colowide Co., Ltd.	40,352	540,893
Cosmos Pharmaceutical Corp.	12,965	2,010,777
Create SD Holdings Co., Ltd.	27,063	743,640
Credit Saison Co., Ltd.	300,352	2,973,232
CyberAgent, Inc.	144,739	2,668,006
Daifuku Co., Ltd.	36,794	2,945,594
Daihen Corp.	25,172	953,275
Daiho Corp.	29,714	947,331
Daiichikosho Co., Ltd.	59,522	1,876,690
Daikyonishikawa Corp.	242,861	1,148,587
Daio Paper Corp.	97,882	1,550,836
Daiseki Co., Ltd.	29,501	1,340,659
Daishi Hokuetsu Financial Group, Inc.	45,036	912,262

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa House REIT Investment Corp.	283	806,293
Daiwabo Holdings Co., Ltd.	216,299	3,446,078
DCM Holdings Co., Ltd.	239,453	2,216,435
DeNA Co., Ltd.	94,866	1,403,627
Descente Ltd. *	43,915	1,782,977
Dexerials Corp.	50,331	1,482,735
Disco Corp.	10,251	2,943,173
DMG Mori Co., Ltd.	119,349	1,864,680
Doshisha Co., Ltd.	52,114	673,771
Doutor Nichires Holdings Co., Ltd.	76,051	1,016,067
Dowa Holdings Co., Ltd.	97,301	3,616,277
DTS Corp.	45,648	951,595
Duskin Co., Ltd.	72,114	1,662,093
DyDo Group Holdings, Inc.	18,785	812,315
Eagle Industry Co., Ltd.	90,260	814,800
Earth Corp.	13,975	755,705
Eizo Corp.	27,892	967,850
Elecom Co., Ltd.	26,819	312,961
Exedy Corp.	166,578	2,361,976
Exeo Group, Inc.	144,959	3,071,658
Ezaki Glico Co., Ltd.	73,335	2,263,765
Fancl Corp.	27,688	835,188
FCC Co., Ltd.	105,267	1,331,308
Food & Life Cos. Ltd.	35,427	1,505,441
Foster Electric Co., Ltd.	140,230	868,217
FP Corp.	29,040	957,812
Fuji Co., Ltd.	68,589	1,159,812
Fuji Corp.	79,641	1,745,796
Fuji Media Holdings, Inc.	126,675	1,258,439
Fuji Oil Holdings, Inc.	60,966	1,200,581
Fuji Seal International, Inc.	67,543	1,224,215
Fuji Soft, Inc.	23,159	1,076,926
Fujibo Holdings, Inc.	11,715	388,454
Fujimori Kogyo Co., Ltd.	25,979	819,101
Fujitec Co., Ltd.	79,389	1,665,460
Fujitsu General Ltd.	54,992	1,249,543
Fukuoka Financial Group, Inc.	160,110	2,591,767
Fukuyama Transporting Co., Ltd.	44,064	1,459,163
Furukawa Co., Ltd.	94,003	991,815
Furuno Electric Co., Ltd.	44,676	450,911
Futaba Industrial Co., Ltd.	361,392	1,225,381
Fuyo General Lease Co., Ltd.	13,782	871,503
Geo Holdings Corp.	173,286	1,814,585
Glory Ltd.	133,301	2,436,035
GLP J-REIT	562	892,409
GMO Internet, Inc.	16,793	422,691
Godo Steel Ltd.	38,900	450,170
Goldwin, Inc.	9,624	546,698
Gree, Inc.	107,540	945,219
GS Yuasa Corp.	147,841	3,002,522
GungHo Online Entertainment, Inc.	69,293	1,855,218
Gunze Ltd.	38,265	1,329,477
H.U. Group Holdings, Inc.	93,588	2,358,967
Hamakyorex Co., Ltd.	32,143	806,795
Hamamatsu Photonics K.K.	39,295	2,415,598
Hazama Ando Corp.	441,452	3,269,727
Heiwa Corp.	100,252	1,631,650
Heiwa Real Estate Co., Ltd.	19,859	594,659
Heiwado Co., Ltd.	96,354	1,572,451
Hikari Tsushin, Inc.	11,535	1,672,166
Hirata Corp.	8,005	420,889
Hirose Electric Co., Ltd.	20,134	3,377,980
HIS Co., Ltd. *(b)	66,788	1,141,710
Hisamitsu Pharmaceutical Co., Inc.	50,518	1,775,215
Hitachi Transport System Ltd.	47,369	1,931,556
Hitachi Zosen Corp.	385,327	2,854,023
Hogy Medical Co., Ltd.	20,800	549,562
Hokkoku Financial Holdings, Inc.	33,582	625,235
Hokuetsu Corp.	449,581	3,088,407
SECURITY	NUMBER OF SHARES	VALUE ($)
Hokuhoku Financial Group, Inc.	223,509	1,515,716
Hokuriku Electric Power Co.	626,031	3,104,104
Horiba Ltd.	40,269	2,393,903
Hoshizaki Corp.	32,315	2,453,259
Hosiden Corp.	208,072	2,151,363
House Foods Group, Inc.	78,788	1,935,266
Hulic Co., Ltd.	218,442	2,070,048
Ibiden Co., Ltd.	71,811	4,471,388
Ichikoh Industries Ltd.	69,659	304,292
IDOM, Inc.	104,232	632,488
Iino Kaiun Kaisha Ltd.	193,846	882,631
Inaba Denki Sangyo Co., Ltd.	112,119	2,428,118
Inabata & Co., Ltd.	192,661	2,594,378
Inageya Co., Ltd.	46,550	533,370
INFRONEER Holdings, Inc.	510,339	4,220,426
Internet Initiative Japan, Inc.	42,558	1,821,585
Iriso Electronics Co., Ltd.	16,179	651,891
Ishihara Sangyo Kaisha Ltd.	123,278	1,265,949
Ito En Ltd.	40,546	2,381,803
Itochu Enex Co., Ltd.	205,818	1,723,836
Itochu Techno-Solutions Corp.	67,478	2,195,880
Itoham Yonekyu Holdings, Inc.	516,715	2,921,582
Iwatani Corp.	67,575	3,410,144
Izumi Co., Ltd.	89,060	2,466,808
Jaccs Co., Ltd.	54,744	1,327,317
JAFCO Group Co., Ltd.	16,534	1,036,788
Japan Airport Terminal Co., Ltd. *	27,446	1,208,596
Japan Aviation Electronics Industry Ltd.	108,503	1,734,404
Japan Display, Inc. *(b)	3,476,933	1,133,000
Japan Lifeline Co., Ltd.	37,137	346,039
Japan Metropolitan Fund Invest	2,090	1,800,185
Japan Petroleum Exploration Co., Ltd.	92,181	1,859,938
Japan Post Bank Co., Ltd.	324,986	2,656,101
Japan Prime Realty Investment Corp.	224	797,992
Japan Real Estate Investment Corp.	298	1,719,054
Jeol Ltd.	9,488	791,328
J-Oil Mills, Inc.	58,898	856,406
Joshin Denki Co., Ltd.	74,334	1,340,755
Joyful Honda Co., Ltd.	120,443	1,654,772
Juki Corp.	122,383	990,532
Juroku Financial Group, Inc.	44,583	775,869
JVC Kenwood Corp.	928,466	1,349,217
Kadokawa Corp.	27,845	1,476,304
Kaga Electronics Co., Ltd.	53,337	1,377,287
Kagome Co., Ltd.	62,339	1,518,053
Kakaku.com, Inc.	35,900	1,003,853
Kaken Pharmaceutical Co., Ltd.	43,990	1,567,128
Kameda Seika Co., Ltd.	16,071	612,154
Kamigumi Co., Ltd.	177,327	3,278,078
Kanamoto Co., Ltd.	74,938	1,421,608
Kandenko Co., Ltd.	295,211	2,105,957
Kanematsu Corp.	256,450	2,780,307
Kansai Paint Co., Ltd.	124,473	2,795,422
Kanto Denka Kogyo Co., Ltd.	56,685	503,223
Kato Sangyo Co., Ltd.	84,023	2,345,792
Kawasaki Kisen Kaisha Ltd. *	126,687	5,433,667
Keihan Holdings Co., Ltd.	87,599	1,965,760
Keikyu Corp.	224,681	2,220,195
Keisei Electric Railway Co., Ltd.	91,797	2,514,322
Keiyo Co., Ltd.	105,092	743,220
KH Neochem Co., Ltd.	39,083	1,060,158
Kintetsu World Express, Inc.	66,351	1,594,130
Kissei Pharmaceutical Co., Ltd.	37,018	744,631
Kitz Corp.	213,661	1,319,093
Kobayashi Pharmaceutical Co., Ltd.	22,731	1,785,728
Koei Tecmo Holdings Co., Ltd.	9,861	412,956
Kohnan Shoji Co., Ltd.	57,935	1,693,991
Kokuyo Co., Ltd.	162,249	2,366,325
Komeri Co., Ltd.	67,143	1,445,220

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Konami Holdings Corp.	53,926	2,759,347
Kose Corp.	15,925	1,917,255
Kumagai Gumi Co., Ltd.	88,680	2,052,499
Kumiai Chemical Industry Co., Ltd.	83,097	584,010
Kura Sushi, Inc.	19,878	654,751
Kurabo Industries Ltd.	70,933	1,138,226
Kureha Corp.	31,267	2,175,431
Kurita Water Industries Ltd.	89,562	4,180,533
Kusuri no Aoki Holdings Co., Ltd.	11,199	709,153
KYB Corp.	58,231	1,489,302
Kyoei Steel Ltd.	77,831	857,515
KYORIN Holdings, Inc.	69,650	1,035,441
Kyoritsu Maintenance Co., Ltd.	26,240	923,236
Kyowa Kirin Co., Ltd.	117,953	3,293,065
Kyudenko Corp.	70,973	2,100,218
Kyushu Financial Group, Inc.	340,230	1,138,645
Lawson, Inc.	65,607	3,201,046
Leopalace21 Corp. *	1,313,550	2,255,866
Life Corp.	38,164	1,127,661
Lintec Corp.	101,511	2,235,039
Lion Corp.	182,628	2,591,164
M3, Inc.	18,129	976,981
Mabuchi Motor Co., Ltd.	59,917	1,968,298
Macnica Fuji Electronics Holdings, Inc.	122,103	2,750,799
Makino Milling Machine Co., Ltd.	46,060	1,401,535
Mandom Corp.	58,816	737,628
Maruha Nichiro Corp.	128,324	2,573,374
Marui Group Co., Ltd.	164,651	3,024,898
Maruichi Steel Tube Ltd.	82,675	1,767,160
Max Co., Ltd.	57,702	912,194
Maxell Holdings Ltd.	114,055	1,314,880
MCJ Co., Ltd.	89,285	775,331
Mebuki Financial Group, Inc.	1,096,860	2,163,870
Megmilk Snow Brand Co., Ltd.	140,195	2,370,641
Meidensha Corp.	78,284	1,784,306
Meitec Corp.	22,222	1,303,435
Menicon Co., Ltd.	13,747	454,621
Ministop Co., Ltd.	46,623	558,844
Mirait Holdings Corp.	158,801	2,748,196
Mitsubishi HC Capital, Inc.	574,802	2,703,283
Mitsubishi Logisnext Co., Ltd.	123,369	1,115,857
Mitsubishi Logistics Corp.	73,142	1,786,921
Mitsui E&S Holdings Co., Ltd. *	360,498	1,203,300
Mitsui-Soko Holdings Co., Ltd.	52,473	1,053,665
Miura Co., Ltd.	30,277	1,062,608
Mixi, Inc.	101,700	1,810,170
Mizuho Leasing Co., Ltd.	27,281	712,148
Mizuno Corp.	66,533	1,248,684
Modec, Inc.	42,186	519,407
MonotaRO Co., Ltd.	18,459	366,758
Morinaga & Co., Ltd.	51,578	1,603,508
Morinaga Milk Industry Co., Ltd.	70,629	3,383,872
MOS Food Services, Inc.	25,379	682,838
Musashi Seimitsu Industry Co., Ltd.	84,202	1,314,069
Nabtesco Corp.	80,411	2,326,392
Nachi-Fujikoshi Corp.	42,404	1,441,538
Nankai Electric Railway Co., Ltd.	122,866	2,198,809
NEC Networks & System Integration Corp.	64,290	1,024,269
NET One Systems Co., Ltd.	48,747	1,463,977
Nexon Co., Ltd.	112,651	2,236,253
Nichias Corp.	88,590	2,002,043
Nichicon Corp.	97,274	995,485
Nichiha Corp.	44,715	1,099,120
Nichi-iko Pharmaceutical Co., Ltd.	116,061	686,891
Nichireki Co., Ltd.	39,468	454,310
Nifco, Inc.	94,476	2,596,020
Nihon Kohden Corp.	69,618	2,050,924
Nihon M&A Center Holdings, Inc.	17,929	526,604
SECURITY	NUMBER OF SHARES	VALUE ($)
Nihon Parkerizing Co., Ltd.	131,998	1,232,268
Nihon Unisys Ltd.	64,317	1,857,940
Nikkiso Co., Ltd.	106,716	796,998
Nippn Corp.	126,883	1,751,074
Nippo Corp.	85,870	3,032,619
Nippon Building Fund, Inc.	331	2,040,601
Nippon Chemi-Con Corp. *	46,979	745,160
Nippon Denko Co., Ltd.	246,989	635,174
Nippon Densetsu Kogyo Co., Ltd.	68,925	940,286
Nippon Gas Co., Ltd.	94,740	1,182,321
Nippon Holdings Co., Ltd.	105,855	1,848,698
Nippon Kayaku Co., Ltd.	312,221	3,063,228
Nippon Koei Co., Ltd.	28,810	804,330
Nippon Paint Holdings Co., Ltd.	153,516	1,612,969
Nippon Prologis REIT, Inc.	295	959,994
Nippon Sanso Holdings Corp.	109,347	2,314,156
Nippon Sheet Glass Co., Ltd. *	529,490	2,340,957
Nippon Shinyaku Co., Ltd.	20,061	1,484,102
Nippon Signal Company Ltd.	110,421	837,311
Nippon Soda Co., Ltd.	54,873	1,553,716
Nippon Suisan Kaisha Ltd.	753,113	3,800,553
Nippon Television Holdings, Inc.	70,032	709,294
Nippon Thompson Co., Ltd.	81,143	493,811
Nippon Yakin Kogyo Co., Ltd.	43,514	782,942
Nipro Corp.	194,887	1,845,115
Nishimatsu Construction Co., Ltd.	110,406	3,291,420
Nishimatsuya Chain Co., Ltd.	64,827	854,692
Nishi-Nippon Financial Holdings, Inc.	237,133	1,424,323
Nishi-Nippon Railroad Co., Ltd.	103,962	2,329,291
Nishio Rent All Co., Ltd.	46,073	1,022,131
Nissan Chemical Corp.	65,519	3,773,784
Nissha Co., Ltd.	79,026	1,098,270
Nisshinbo Holdings, Inc.	443,339	3,197,804
Nissin Electric Co., Ltd.	69,677	869,543
Nitta Corp.	32,429	743,144
Nittetsu Mining Co., Ltd.	20,352	1,104,129
Nitto Boseki Co., Ltd.	24,812	582,578
Nitto Kogyo Corp.	54,614	715,232
Noevir Holdings Co., Ltd.	9,005	416,366
NOF Corp.	49,470	2,439,843
Nojima Corp.	70,968	1,390,672
Nomura Co., Ltd.	103,503	914,294
Nomura Real Estate Master Fund, Inc.	1,064	1,512,436
Nomura Research Institute Ltd.	101,541	4,364,085
North Pacific Bank Ltd.	345,550	702,999
NS Solutions Corp.	35,986	1,090,245
NSD Co., Ltd.	48,596	906,053
Obic Co., Ltd.	9,171	1,695,357
Ohsho Food Service Corp.	11,281	574,259
Okamoto Industries, Inc.	23,109	767,281
Okamura Corp.	164,805	1,850,600
Okasan Securities Group, Inc.	234,884	763,329
Oki Electric Industry Co., Ltd.	306,247	2,260,205
OKUMA Corp.	47,410	1,981,245
Okumura Corp.	83,192	2,300,611
Okuwa Co., Ltd.	94,666	796,213
Onward Holdings Co., Ltd.	650,294	1,649,431
Open House Co., Ltd.	39,129	2,219,303
Oracle Corp. Japan	13,194	1,296,799
Orient Corp.	767,338	837,993
Orix JREIT, Inc.	603	958,576
Osaka Soda Co., Ltd.	38,873	874,724
OSG Corp.	106,303	1,541,017
Outsourcing, Inc.	68,255	904,095
Pacific Industrial Co., Ltd.	108,604	1,005,265
Paramount Bed Holdings Co., Ltd.	49,734	845,800
Park24 Co., Ltd. *	123,446	1,750,390
Pasona Group, Inc.	23,088	720,833
Penta-Ocean Construction Co., Ltd.	499,237	2,862,330

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pigeon Corp.	53,661	1,087,445
Pilot Corp.	47,319	1,727,397
Piolax, Inc.	54,266	769,459
Plenus Co., Ltd.	53,990	920,081
Pola Orbis Holdings, Inc.	69,164	1,231,667
Press Kogyo Co., Ltd.	560,874	1,842,494
Prima Meat Packers Ltd.	60,793	1,269,454
Qol Holdings Co., Ltd.	55,836	679,110
Raito Kogyo Co., Ltd.	62,972	1,123,064
Raiznext Corp.	94,035	928,383
Relia, Inc.	69,194	614,882
Relo Group, Inc.	48,985	902,951
Rengo Co., Ltd.	445,145	3,006,968
Resorttrust, Inc.	70,676	1,157,756
Restar Holdings Corp.	67,660	1,103,583
Retail Partners Co., Ltd.	87,073	929,433
Rinnai Corp.	32,674	3,084,815
Rohto Pharmaceutical Co., Ltd.	74,707	2,128,470
Round One Corp.	91,781	1,058,094
Royal Holdings Co., Ltd. *	46,977	752,575
Ryobi Ltd.	155,979	1,383,336
Ryosan Co., Ltd.	112,463	2,087,912
Ryoyo Electro Corp.	27,485	544,399
S Foods, Inc.	45,487	1,315,996
Saibu Gas Holdings Co., Ltd.	31,848	594,634
Saizeriya Co., Ltd.	50,153	1,292,419
Sakata INX Corp.	104,158	891,643
Sakata Seed Corp.	21,006	578,130
SAMTY Co., Ltd. (b)	23,654	476,226
San-A Co., Ltd.	34,832	1,224,005
Sanden Holdings Corp. *	228,109	504,253
Sangetsu Corp.	110,088	1,472,752
Sanken Electric Co., Ltd.	26,522	1,350,101
Sanki Engineering Co., Ltd.	108,850	1,316,228
Sankyo Co., Ltd.	63,047	1,606,923
Sanoh Industrial Co., Ltd.	70,331	580,388
Sanrio Co., Ltd.	44,253	966,165
Sanwa Holdings Corp.	287,230	3,068,475
Sanyo Chemical Industries Ltd.	21,044	943,361
Sanyo Denki Co., Ltd.	12,501	624,252
Sanyo Special Steel Co., Ltd.	60,577	969,915
Sapporo Holdings Ltd.	134,930	2,590,580
Sato Holdings Corp.	37,170	695,966
Sawai Group Holdings Co., Ltd.	52,129	1,928,238
SCREEN Holdings Co., Ltd.	34,347	3,478,713
SCSK Corp.	100,496	1,907,340
Sega Sammy Holdings, Inc.	267,002	4,338,533
Seiko Holdings Corp.	82,731	1,601,504
Seiren Co., Ltd.	62,791	1,256,981
Sekisui Jushi Corp.	37,191	661,312
Senko Group Holdings Co., Ltd.	254,140	2,072,602
Senshu Ikeda Holdings, Inc.	555,716	729,241
Seven Bank Ltd.	733,353	1,472,583
Sharp Corp.	143,567	1,605,796
Shibaura Machine Co., Ltd.	40,657	1,206,694
Shibuya Corp.	23,572	593,322
Shima Seiki Manufacturing Ltd.	44,862	753,857
Shindengen Electric Manufacturing Co., Ltd. *	24,419	726,903
Shinko Electric Industries Co., Ltd.	43,895	2,068,239
Shinmaywa Industries Ltd.	191,089	1,422,081
Shinsei Bank Ltd. (b)	149,228	2,518,128
Ship Healthcare Holdings, Inc.	85,108	1,896,369
SHO-BOND Holdings Co., Ltd.	21,170	910,788
Shochiku Co., Ltd. *	5,803	560,138
Shoei Foods Corp.	20,001	664,968
Showa Sangyo Co., Ltd.	56,513	1,302,519
Siix Corp.	83,725	981,443
SKY Perfect JSAT Holdings, Inc.	302,051	1,077,376
SECURITY	NUMBER OF SHARES	VALUE ($)
Skylark Holdings Co., Ltd. *	255,964	3,311,560
Sodick Co., Ltd.	51,875	350,417
Sohgo Security Services Co., Ltd.	69,945	2,981,495
Sotetsu Holdings, Inc.	99,267	1,726,649
Square Enix Holdings Co., Ltd.	47,865	2,499,797
St Marc Holdings Co., Ltd.	48,301	598,950
Star Micronics Co., Ltd.	47,412	603,794
Starts Corp., Inc.	43,519	930,976
Sugi Holdings Co., Ltd.	39,935	2,511,215
Sumitomo Bakelite Co., Ltd.	45,881	2,145,652
Sumitomo Dainippon Pharma Co., Ltd.	158,764	1,932,378
Sumitomo Densetsu Co., Ltd.	21,369	362,470
Sumitomo Mitsui Construction Co., Ltd.	578,126	2,107,923
Sumitomo Osaka Cement Co., Ltd.	108,237	3,288,719
Sundrug Co., Ltd.	103,984	2,737,313
Suruga Bank Ltd.	559,101	2,319,226
SWCC Showa Holdings Co., Ltd.	42,609	704,740
Tadano Ltd.	237,754	2,110,670
Taikisha Ltd.	59,179	1,511,463
Taisho Pharmaceutical Holdings Co., Ltd.	44,296	2,176,861
Taiyo Holdings Co., Ltd.	25,485	723,846
Takara Holdings, Inc.	181,779	1,953,150
Takara Leben Co., Ltd.	153,834	360,384
Takara Standard Co., Ltd.	108,394	1,304,031
Takasago Thermal Engineering Co., Ltd.	129,799	2,181,131
Takeuchi Manufacturing Co., Ltd.	45,700	1,093,950
Takuma Co., Ltd.	68,392	825,197
Tamura Corp.	150,430	912,821
Tanseisha Co., Ltd.	56,185	400,809
TBS Holdings, Inc.	57,863	873,971
TechnoPro Holdings, Inc.	48,527	1,333,429
T-Gaia Corp.	61,224	871,355
The 77 Bank Ltd.	85,267	868,102
The Awa Bank Ltd.	36,766	658,935
The Bank of Kyoto Ltd.	32,176	1,367,292
The Chiba Bank Ltd.	488,181	2,841,936
The Chugoku Bank Ltd.	172,345	1,268,928
The Gunma Bank Ltd.	570,156	1,662,087
The Hachijuni Bank Ltd.	521,905	1,636,340
The Hyakugo Bank Ltd.	215,204	602,711
The Iyo Bank Ltd.	252,880	1,167,019
The Japan Steel Works Ltd.	77,028	2,323,492
The Japan Wool Textile Co., Ltd.	110,353	817,358
The Kiyo Bank Ltd.	61,078	731,032
The Musashino Bank Ltd.	50,703	695,718
The Nanto Bank Ltd.	41,566	655,274
The Nisshin Oillio Group Ltd.	71,691	1,753,997
The Ogaki Kyoritsu Bank Ltd.	40,964	638,929
The Okinawa Electric Power Co., Inc.	131,870	1,613,170
The San-in Godo Bank Ltd.	197,707	982,049
The Shiga Bank Ltd.	47,343	730,086
The Shizuoka Bank Ltd.	393,639	2,773,448
The Sumitomo Warehouse Co., Ltd.	97,296	1,556,976
THK Co., Ltd.	122,441	2,923,401
TKC Corp.	25,463	737,798
Toa Corp. (b)	40,762	854,047
Toagosei Co., Ltd.	222,925	2,308,863
Tocalo Co., Ltd.	34,233	447,415
Toda Corp.	406,992	2,394,387
Toei Co., Ltd.	4,401	720,935
Toho Co., Ltd.	76,410	3,398,393
Toho Zinc Co., Ltd.	52,315	977,695
Tokai Carbon Co., Ltd.	166,061	1,721,377
TOKAI Holdings Corp.	192,832	1,402,785
Tokai Rika Co., Ltd.	199,218	2,603,721
Tokai Tokyo Financial Holdings, Inc.	277,849	910,298
Token Corp.	17,842	1,406,367
Tokuyama Corp.	159,012	2,498,370

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Century Corp.	33,741	1,610,606
Tokyo Ohka Kogyo Co., Ltd.	24,626	1,544,208
Tokyo Seimitsu Co., Ltd.	35,232	1,489,397
Tokyo Steel Manufacturing Co., Ltd.	159,463	1,689,497
Tokyo Tatemono Co., Ltd.	220,998	3,129,726
Tokyu Construction Co., Ltd.	267,280	1,518,302
Tomy Co., Ltd.	183,138	1,611,298
Topcon Corp.	108,689	1,714,404
Toppan Forms Co., Ltd.	117,657	1,601,988
Topre Corp.	157,100	1,509,499
Toshiba TEC Corp.	36,395	1,395,924
Totetsu Kogyo Co., Ltd.	55,242	1,105,862
Towa Pharmaceutical Co., Ltd.	34,860	806,221
Toyo Construction Co., Ltd.	197,630	912,045
Toyo Ink SC Holdings Co., Ltd.	128,088	2,115,153
Toyo Tire Corp.	174,717	2,655,877
Toyobo Co., Ltd.	247,116	2,600,763
Toyota Boshoku Corp.	211,265	4,165,946
TPR Co., Ltd.	123,575	1,488,842
Trancom Co., Ltd.	11,807	837,081
Transcosmos, Inc.	44,881	1,245,102
Trend Micro, Inc.	60,891	3,512,581
Trusco Nakayama Corp.	56,047	1,298,689
TSI Holdings Co., Ltd. *	518,509	1,575,460
Tsubaki Nakashima Co., Ltd.	62,719	756,749
Tsubakimoto Chain Co.	98,270	2,488,232
Tsumura & Co.	56,913	1,621,503
TV Asahi Holdings Corp.	48,085	631,845
UACJ Corp. *	107,513	2,173,080
Uchida Yoko Co., Ltd.	16,274	664,318
Ulvac, Inc.	56,825	3,253,005
Unipres Corp.	331,020	2,069,877
United Arrows Ltd.	92,955	1,557,914
United Super Markets Holdings, Inc.	237,918	2,095,363
United Urban Investment Corp.	835	1,063,376
Unitika Ltd. *	122,737	312,396
Ushio, Inc.	148,990	2,764,736
USS Co., Ltd.	109,165	1,601,734
V Technology Co., Ltd.	9,141	277,342
Valor Holdings Co., Ltd.	122,382	2,280,684
Valqua Ltd.	21,805	468,958
VT Holdings Co., Ltd.	216,237	801,759
Wacoal Holdings Corp.	115,329	2,044,628
Wacom Co., Ltd.	104,333	803,092
Wakita & Co., Ltd.	91,678	828,408
Warabeya Nichiyo Holdings Co., Ltd.	79,552	1,290,544
Welcia Holdings Co., Ltd.	74,871	2,654,065
World Co., Ltd. *	78,000	816,786
Xebio Holdings Co., Ltd.	127,171	984,485
YAMABIKO Corp.	77,742	854,481
Yamaguchi Financial Group, Inc.	290,326	1,587,850
Yamato Kogyo Co., Ltd.	48,887	1,500,473
Yamazen Corp.	230,703	1,974,929
Yaoko Co., Ltd.	25,829	1,521,828
Yellow Hat Ltd.	60,533	826,335
Yokogawa Bridge Holdings Corp.	50,837	949,626
Yokohama Reito Co., Ltd.	111,664	789,697
Yondoshi Holdings, Inc.	43,648	613,136
Yoshinoya Holdings Co., Ltd.	75,593	1,481,302
Yuasa Trading Co., Ltd.	66,463	1,637,210
Zenkoku Hosho Co., Ltd.	19,344	845,006
Zenrin Co., Ltd.	61,338	505,095
Zensho Holdings Co., Ltd.	74,382	1,690,783
Zeon Corp.	203,823	2,159,488
ZERIA Pharmaceutical Co., Ltd.	37,027	625,786
Zojirushi Corp.	46,989	658,413
ZOZO, Inc.	23,083	734,907
		827,024,396

SECURITY	NUMBER OF SHARES	VALUE ($)
Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	8,470	0

Netherlands 1.7%
Accell Group N.V. *	22,043	956,487
Adyen N.V. *	424	1,168,080
AMG Advanced Metallurgical Group N.V.	23,365	646,971
Arcadis N.V.	71,109	3,145,584
ASM International N.V.	10,548	4,711,139
BE Semiconductor Industries N.V.	24,409	2,300,738
Boskalis Westminster	129,840	3,492,935
Corbion N.V.	37,267	1,714,824
Eurocommercial Properties N.V.	53,862	1,050,910
Flow Traders	16,593	575,254
Fugro N.V. CVA *	124,168	906,506
GrandVision N.V. *	31,243	998,746
Heijmans N.V. CVA	29,368	438,992
IMCD N.V.	16,110	3,555,963
Intertrust N.V. *	78,543	1,803,523
JDE Peet's N.V.	26,874	729,010
Koninklijke BAM Groep N.V. *	831,369	2,461,125
Koninklijke Vopak N.V.	54,231	2,048,584
OCI N.V. *	59,484	1,617,638
PostNL N.V.	446,465	1,893,575
SBM Offshore N.V.	189,827	2,659,114
Sligro Food Group N.V. *	83,175	1,801,283
TKH Group N.V.	43,927	2,442,545
TomTom N.V. *	79,338	679,148
Van Lanschot Kempen N.V.	28,972	681,568
Wereldhave N.V.	74,258	994,659
		45,474,901

New Zealand 0.9%
Air New Zealand Ltd. *	2,240,630	2,303,884
Auckland International Airport Ltd. *	338,304	1,813,895
Chorus Ltd.	360,254	1,635,734
EBOS Group Ltd.	105,158	2,601,463
Fisher & Paykel Healthcare Corp., Ltd.	88,487	2,001,671
Freightways Ltd.	100,916	862,995
Genesis Energy Ltd.	588,936	1,167,156
Infratil Ltd.	252,721	1,349,876
Mercury NZ Ltd.	393,778	1,608,888
Meridian Energy Ltd.	741,533	2,390,573
Ryman Healthcare Ltd.	69,657	581,497
SKYCITY Entertainment Group Ltd.	852,188	1,735,140
The a2 Milk Co., Ltd. *(b)	140,862	584,135
Z Energy Ltd.	1,070,065	2,534,624
		23,171,531

Norway 1.6%
Aker A.S.A., A Shares	25,954	2,351,466
Aker BP A.S.A.	85,336	2,682,394
Aker Solutions A.S.A. *	599,330	1,579,997
Austevoll Seafood A.S.A.	138,751	1,505,324
Bakkafrost P/F	18,077	1,183,263
Borregaard A.S.A.	60,472	1,433,591
BW LPG Ltd.	170,545	862,894
BW Offshore Ltd.	233,794	658,940
DNO A.S.A. *	877,822	1,019,317
Elkem A.S.A. *	371,025	1,193,945
Entra A.S.A.	57,472	1,281,732
Europris A.S.A.	144,263	992,750
Fjordkraft Holding A.S.A.	66,399	314,237
Frontline Ltd. *	112,463	752,687
Gjensidige Forsikring A.S.A.	102,809	2,317,655

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Grieg Seafood A.S.A. *	51,888	455,590
Kongsberg Automotive A.S.A. *	3,042,710	944,737
Kongsberg Gruppen A.S.A.	45,381	1,326,861
Leroy Seafood Group A.S.A.	224,942	1,578,558
PGS A.S.A. *	3,133,250	1,154,763
Salmar A.S.A.	27,467	1,729,773
Schibsted A.S.A., A Shares	17,764	788,246
Schibsted A.S.A., B Shares	20,862	800,011
SpareBank 1 Nord Norge	126,287	1,424,850
SpareBank 1 SMN	120,068	1,821,179
SpareBank 1 SR-Bank A.S.A.	122,239	1,681,040
Storebrand A.S.A.	268,284	2,458,660
TGS Nopec Geophysical Co. A.S.A.	171,267	1,583,468
Tomra Systems A.S.A.	26,433	1,805,069
Veidekke A.S.A.	135,470	1,932,875
XXL A.S.A. *	326,551	518,247
		42,134,119

Poland 1.0%
Alior Bank S.A. *	223,552	3,111,990
Asseco Poland S.A.	118,439	2,515,501
Bank Millennium S.A. *	696,642	1,387,793
Cyfrowy Polsat S.A.	321,253	2,724,550
Enea S.A. *	1,129,136	2,402,243
Eurocash S.A.	289,078	762,479
Jastrzebska Spolka Weglowa S.A. *	179,285	1,781,450
LPP S.A.	410	1,326,258
mBank S.A. *	12,471	1,462,282
Orange Polska S.A. *	1,452,375	2,996,886
Santander Bank Polska S.A.	27,687	2,441,179
Tauron Polska Energia S.A. *	4,303,566	2,980,856
		25,893,467

Portugal 0.4%
Banco Espirito Santo S.A. *(a)	45,383	0
CTT-Correios de Portugal S.A.	268,996	1,255,031
EDP Renovaveis S.A.	44,608	1,135,768
Mota-Engil, SGPS, S.A. *(b)	444,264	617,078
NOS, SGPS S.A.	513,672	1,943,872
REN - Redes Energeticas Nacionais, SGPS, S.A.	500,704	1,389,255
Sonae, SGPS, S.A.	2,425,636	2,573,304
The Navigator Co. S.A.	526,743	1,841,554
		10,755,862

Republic of Korea 7.2%
AJ Networks Co., Ltd.	99,103	446,335
AK Holdings, Inc.	34,136	544,555
AMOREPACIFIC Group	43,992	1,527,629
Asiana Airlines, Inc. *	90,895	1,384,965
BGF retail Co., Ltd.	10,580	1,300,345
Binggrae Co., Ltd.	12,160	518,993
Celltrion, Inc. *	6,794	1,183,903
Cheil Worldwide, Inc.	88,758	1,621,390
Chong Kun Dang Pharmaceutical Corp.	3,899	349,561
CJ CGV Co., Ltd. *	20,170	380,342
CJ ENM Co., Ltd.	13,482	1,541,254
CJ Logistics Corp. *	10,216	1,066,406
Com2uSCorp	8,326	1,087,798
Daehan Flour Mill Co., Ltd.	3,431	418,802
Daesang Corp.	54,841	990,268
Daewoo Engineering & Construction Co., Ltd. *	435,268	1,967,665
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	92,089	1,790,770
Daou Technology, Inc.	37,733	687,701
SECURITY	NUMBER OF SHARES	VALUE ($)
DB HiTek Co., Ltd.	23,157	1,306,102
DGB Financial Group, Inc.	345,602	2,603,871
DL Holdings Co., Ltd.	32,602	1,536,924
Dongkuk Steel Mill Co., Ltd.	228,879	2,735,989
Dongwon Industries Co., Ltd.	2,979	529,143
Doosan Bobcat, Inc. *	35,439	1,079,966
Doosan Co., Ltd.	31,776	2,902,345
Doosan Heavy Industries & Construction Co., Ltd. *	407,320	6,514,926
Doosan Infracore Co., Ltd. *	16,000	99,806
Easy Holdings Co., Ltd.	100,511	306,720
Fila Holdings Corp.	36,371	1,070,096
Green Cross Corp.	2,134	391,626
Green Cross Holdings Corp.	19,757	409,144
GS Global Corp. *	211,737	374,314
GS Retail Co., Ltd.	93,000	2,211,676
Halla Holdings Corp.	18,252	666,838
Handsome Co., Ltd.	23,257	687,196
Hanjin Transportation Co., Ltd.	28,688	674,998
Hanmi Pharm Co., Ltd.	1,709	363,265
Hanon Systems	128,928	1,405,520
Hansol Chemical Co., Ltd.	1,843	462,340
Hansol Paper Co., Ltd.	72,410	795,480
Hanssem Co., Ltd.	8,991	653,189
Hanwha Aerospace Co., Ltd.	45,875	1,569,845
Hanwha General Insurance Co., Ltd. *	531,038	1,548,991
Hanwha Life Insurance Co., Ltd.	1,207,670	2,821,184
Harim Holdings Co., Ltd.	140,492	1,066,788
HDC Holdings Co., Ltd.	91,492	746,323
HDC Hyundai Development Co-Engineering & Construction	91,171	1,596,394
Hite Jinro Co., Ltd.	29,793	727,331
HMM Co., Ltd. *	66,537	1,321,890
Hotel Shilla Co., Ltd.	27,507	1,634,813
HS Industries Co., Ltd.	73,587	345,046
Huchems Fine Chemical Corp.	32,304	587,395
Hyosung Advanced Materials Corp. *	5,121	2,577,959
Hyosung Chemical Corp. *	4,448	921,128
Hyosung Corp.	13,762	1,048,456
Hyosung Heavy Industries Corp. *	19,623	986,188
Hyosung TNC Corp.	4,502	1,902,520
Hyundai Construction Equipment Co., Ltd. *	48,894	1,483,819
Hyundai Corp.	64,278	811,659
Hyundai Department Store Co., Ltd.	31,171	1,760,732
Hyundai Elevator Co., Ltd.	21,037	696,865
Hyundai Greenfood Co., Ltd.	164,840	1,108,739
Hyundai Home Shopping Network Corp.	12,562	647,188
Hyundai Mipo Dockyard Co., Ltd. *	26,872	1,560,879
Hyundai Wia Corp.	58,327	3,515,627
Innocean Worldwide, Inc.	8,380	363,305
Interpark Holdings Corp.	249,853	1,024,315
INTOPS Co., Ltd.	15,798	283,271
IS Dongseo Co., Ltd.	19,270	653,743
JB Financial Group Co., Ltd.	281,498	1,902,878
Kakao Corp.	16,246	1,668,501
Kangwon Land, Inc. *	111,662	2,067,989
KCC Corp.	8,970	2,076,564
KEPCO Plant Service & Engineering Co., Ltd.	37,548	1,223,258
KIWOOM Securities Co., Ltd.	4,121	338,242
Kolon Corp.	34,104	818,220
Kolon Industries, Inc.	52,455	3,104,290
Korea Aerospace Industries Ltd.	51,327	1,179,583
Korea Electric Terminal Co., Ltd.	12,978	709,043
Korea Investment Holdings Co., Ltd.	23,692	1,501,816
Korea Petrochemical Ind Co., Ltd.	6,794	975,147
Korean Reinsurance Co.	219,918	1,723,577
Kumho Petrochemical Co., Ltd.	17,100	2,231,248

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kumho Tire Co., Inc. *	238,238	790,182
KUMHOE&C Co., Ltd.	46,142	421,450
Kwang Dong Pharmaceutical Co., Ltd.	57,010	321,548
LF Corp.	79,749	1,124,502
LG Hausys Ltd.	21,209	1,003,406
LG HelloVision Co., Ltd.	154,523	708,940
LG Innotek Co., Ltd.	20,793	5,329,968
Lotte Chilsung Beverage Co., Ltd.	6,441	710,305
Lotte Corp.	28,456	694,691
LOTTE Fine Chemical Co., Ltd.	27,433	1,803,618
Lotte Food Co., Ltd.	1,129	302,708
LOTTE Himart Co., Ltd.	71,932	1,410,906
LS Corp.	55,016	2,276,317
LS Electric Co., Ltd.	27,161	1,200,398
LX International Corp.	123,459	2,405,990
Mando Corp. *	57,722	2,657,962
Meritz Financial Group, Inc.	72,887	2,107,642
Meritz Fire & Marine Insurance Co., Ltd.	164,579	4,336,495
Meritz Securities Co., Ltd.	305,822	1,283,376
Mirae Asset Daewoo Co., Ltd.	148,228	1,070,626
NCSoft Corp.	3,644	2,089,034
Netmarble Corp.	3,872	381,365
Nexen Tire Corp.	136,847	714,245
NH Investment & Securities Co., Ltd.	108,363	1,126,596
NHN Corp. *	6,631	504,624
NICE Holdings Co., Ltd.	30,515	400,736
NongShim Co., Ltd.	5,878	1,353,340
OCI Co., Ltd. *	31,384	2,879,751
Orion Corp.	15,988	1,306,873
Ottogi Corp.	1,818	666,503
Pan Ocean Co., Ltd.	207,345	902,411
Partron Co., Ltd.	86,813	807,546
Poongsan Corp.	63,175	1,521,008
S-1 Corp.	23,699	1,466,349
Samsung Card Co., Ltd.	55,678	1,520,962
Samsung Engineering Co., Ltd. *	115,151	2,011,435
Samsung Heavy Industries Co., Ltd. *	619,155	2,642,576
Samsung Securities Co., Ltd.	40,142	1,498,693
SAMT Co., Ltd.	150,965	524,864
Samyang Corp.	8,577	440,439
Samyang Holdings Corp.	17,089	1,310,555
Seah Besteel Corp.	54,466	836,775
Sebang Global Battery Co., Ltd.	8,151	512,568
Seohan Co., Ltd.	312,037	373,005
Seoul Semiconductor Co., Ltd.	51,032	586,402
Seoyon Co., Ltd.	43,692	424,819
Seoyon E-Hwa Co., Ltd.	117,936	629,442
SFA Engineering Corp.	25,963	736,555
Shinsegae, Inc.	11,829	2,165,845
SK Chemicals Co., Ltd.	4,886	571,727
SK Discovery Co., Ltd.	18,576	687,276
SK Gas Ltd.	12,702	1,229,674
SK Networks Co., Ltd.	860,124	3,468,300
SKC Co., Ltd.	12,380	2,063,507
SL Corp.	30,131	787,581
SNT Motiv Co., Ltd.	13,334	467,515
SSANGYONG C&E Co., Ltd.	127,610	805,687
Sungwoo Hitech Co., Ltd.	284,632	1,207,631
Taekwang Industrial Co., Ltd.	2,370	1,831,518
Tongyang, Inc.	494,335	557,630
Unid Co., Ltd.	5,847	487,291
WONIK IPS Co., Ltd.	19,183	629,798
Young Poong Corp.	1,806	960,849
Youngone Corp.	49,317	1,608,750
Yuhan Corp.	22,655	1,102,331
		188,186,316

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 1.5%
Ascendas Real Estate Investment Trust	1,042,266	2,219,609
Ascott Residence Trust	1,114,705	804,841
CapitaLand Integrated Commercial Trust	1,587,332	2,442,673
City Developments Ltd.	536,532	2,746,931
First Resources Ltd.	543,860	587,035
Genting Singapore Ltd.	5,308,594	2,981,160
Golden Agri-Resources Ltd.	25,765,339	4,885,671
Keppel Infrastructure Trust	2,833,984	1,105,774
Mapletree Commercial Trust	655,395	975,098
Mapletree Industrial Trust	425,796	819,824
Mapletree Logistics Trust	634,111	860,188
Mapletree North Asia Commercial Trust	1,143,048	833,642
NetLink NBN Trust	859,617	633,201
SATS Ltd. *	559,132	1,549,576
Sembcorp Industries Ltd.	1,658,321	2,273,743
Sembcorp Marine Ltd. *	11,860,492	735,253
Singapore Exchange Ltd.	296,802	1,933,006
Singapore Press Holdings Ltd.	2,759,918	4,689,938
Singapore Technologies Engineering Ltd.	1,111,201	3,087,682
StarHub Ltd.	1,308,161	1,259,361
Suntec Real Estate Investment Trust	837,852	898,255
UOL Group Ltd.	327,712	1,644,356
		39,966,817

Spain 1.4%
Abengoa S.A., B Shares *(a)	192,522,094	0
Acerinox S.A.	296,946	3,291,620
Almirall S.A.	42,883	518,410
Applus Services S.A.	203,590	1,800,059
Atresmedia Corp de Medios de Comunicaion S.A. *	111,234	440,972
Cellnex Telecom S.A.	24,511	1,435,762
Cia de Distribucion Integral Logista Holdings S.A.	66,949	1,233,607
Cie Automotive S.A.	45,887	1,264,402
Construcciones y Auxiliar de Ferrocarriles S.A. *	18,826	743,788
Ebro Foods S.A.	103,653	1,983,421
Ence Energia y Celulosa S.A. *	221,072	538,984
Faes Farma S.A.	192,036	714,179
Gestamp Automocion S.A. *	390,462	1,693,849
Grupo Catalana Occidente S.A.	42,925	1,350,443
Indra Sistemas S.A. *	99,856	1,155,451
Inmobiliaria Colonial Socimi S.A.	88,578	797,627
Mediaset Espana Comunicacion S.A. *	369,784	1,763,146
Melia Hotels International S.A. *	170,013	1,055,578
Merlin Properties Socimi S.A.	150,138	1,662,914
Obrascon Huarte Lain S.A. *	1,300,794	1,041,028
Prosegur Cash S.A.	686,509	443,550
Prosegur Cia de Seguridad S.A.	623,929	1,561,903
Sacyr S.A.	596,416	1,404,414
Siemens Gamesa Renewable Energy S.A. *	77,377	2,049,358
Tecnicas Reunidas S.A. *	78,345	610,241
Unicaja Banco S.A.	2,286,038	2,001,922
Viscofan S.A.	28,087	1,773,586
Zardoya Otis S.A.	144,071	1,136,786
		35,467,000

Sweden 3.5%
AAK AB	99,977	1,995,750
AddTech AB, B Shares	50,448	1,145,194
AFRY AB	54,750	1,525,207
Arjo AB, B Shares	116,457	1,455,279
Attendo AB *	157,071	575,686

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Axfood AB	95,136	2,569,543
Beijer Ref AB	53,647	1,058,196
Betsson AB, B Shares *	146,633	810,346
Bilia AB, A Shares	98,645	1,639,246
BillerudKorsnas AB	182,968	3,798,602
Bonava AB, B Shares	132,060	1,149,651
Bravida Holding AB	126,551	1,680,430
Castellum AB	125,428	3,520,393
Clas Ohlson AB, B Shares	72,154	889,730
Cloetta AB, B Shares	307,426	840,834
Concentric AB	30,532	947,112
Coor Service Management Holding AB	108,379	919,610
Dometic Group AB	179,403	2,454,393
Dustin Group AB	44,063	538,970
Electrolux Professional AB, B Shares *	170,829	1,117,249
Elekta AB, B Shares	135,102	1,592,246
Evolution AB	3,118	326,688
Fabege AB	62,903	1,047,032
Fastighets AB Balder, B Shares *	14,498	1,081,595
Fingerprint Cards AB, B Shares *	148,101	319,794
Getinge AB, B Shares	106,213	4,434,759
Granges AB	107,703	1,118,605
Hexpol AB	191,134	2,262,090
Holmen AB, B Shares	57,131	2,549,103
Indutrade AB	74,010	2,063,377
International Petroleum Corp. *	145,463	713,313
Intrum AB	51,594	1,288,898
Inwido AB	50,226	904,375
JM AB	73,368	3,272,766
Kinnevik AB, B Shares *	68,825	2,447,066
L E Lundbergfortagen AB, B Shares	36,736	2,008,301
Lifco AB, B Shares	45,560	1,231,541
Lindab International AB	48,585	1,576,187
Loomis AB	106,072	2,723,481
Mekonomen AB *	47,694	817,263
Modern Times Group MTG AB, B Shares *	43,594	432,832
Mycronic AB	17,007	374,260
NCC AB, B Shares	116,416	1,967,912
Nibe Industrier AB, B Shares	196,134	2,788,113
Nobia AB	207,505	1,135,999
Nolato AB, B Shares	75,943	887,077
Nordic Entertainment Group AB, B Shares *	16,935	837,167
Pandox AB *	52,896	759,513
Peab AB, B Shares	249,941	2,944,306
Ratos AB, B Shares	345,305	2,011,016
Resurs Holding AB	154,199	653,689
Saab AB, B Shares	92,452	2,404,341
SAS AB *(b)	6,499,997	853,444
Scandic Hotels Group AB *(b)	320,199	1,239,908
Solid Forsakring AB *(a)	15,420	53,355
Sweco AB, B Shares	76,132	1,306,242
Swedish Orphan Biovitrum AB *	52,093	1,264,625
Tethys Oil AB	69,210	462,178
Thule Group AB	33,456	1,891,294
Wallenstam AB, B Shares	40,591	725,966
Wihlborgs Fastigheter AB	43,312	1,021,386
		90,424,524

Switzerland 3.2%
Allreal Holding AG	8,659	1,781,579
ALSO Holding AG *	3,690	1,112,503
ams AG *	83,935	1,484,781
Arbonia AG	54,696	1,152,552
Aryzta AG *	2,532,372	2,941,755
Autoneum Holding AG *	6,722	1,017,670
Banque Cantonale Vaudoise	12,807	1,033,805
SECURITY	NUMBER OF SHARES	VALUE ($)
Belimo Holding AG	2,727	1,570,662
BKW AG	13,182	1,783,430
Bobst Group S.A. *	10,256	893,826
Bucher Industries AG	5,093	2,305,994
Burckhardt Compression Holding AG	1,984	874,727
Bystronic AG	1,158	1,576,702
Cembra Money Bank AG	17,226	1,186,684
Daetwyler Holding AG	3,109	1,212,826
dormakaba Holding AG	2,247	1,371,899
Emmi AG	1,524	1,689,674
EMS-Chemie Holding AG	2,396	2,270,685
Flughafen Zuerich AG *	13,322	2,204,018
Forbo Holding AG	754	1,450,313
Galenica AG	49,287	3,360,719
GAM Holding AG *	790,951	1,153,862
Helvetia Holding AG	32,232	3,542,246
Huber & Suhner AG	16,646	1,473,209
Implenia AG *	47,125	916,121
Inficon Holding AG	728	929,864
Interroll Holding AG	115	523,801
Komax Holding AG *	2,820	748,424
Landis & Gyr Group AG *	29,008	1,811,825
Logitech International S.A.	35,007	2,756,224
Medmix AG *	19,789	936,631
Mobimo Holding AG *	3,293	1,067,538
OC Oerlikon Corp. AG	199,918	1,938,907
PSP Swiss Property AG	11,523	1,344,807
Rieter Holding AG *	5,673	1,099,780
Schweiter Technologies AG	786	1,121,158
SFS Group AG	12,038	1,519,385
Siegfried Holding AG *	1,207	1,081,265
SIG Combibloc Group AG *	130,876	3,428,176
Softwareone Holding AG *	32,805	682,049
St. Galler Kantonalbank AG	1,439	688,866
Stadler Rail AG (b)	24,450	1,054,198
Straumann Holding AG	1,249	2,641,337
Sulzer AG	18,816	1,776,073
Tecan Group AG	2,235	1,324,722
Temenos AG	9,708	1,236,317
u-blox Holding AG *	10,714	759,497
Valiant Holding AG	11,767	1,102,441
Valora Holding AG *	7,908	1,351,897
VAT Group AG	5,221	2,499,355
Vetropack Holding AG	12,722	728,621
Vifor Pharma AG	26,725	2,980,354
Vontobel Holding AG	13,632	1,119,550
Zehnder Group AG	12,945	1,257,570
Zur Rose Group AG *	1,636	616,992
		83,489,866

United Kingdom 10.6%
4imprint Group plc	13,535	505,867
888 Holdings plc	152,602	626,270
AG Barr plc	87,261	609,556
Airtel Africa plc	1,438,742	2,375,512
Ascential plc *	164,338	943,599
Ashmore Group plc	212,344	839,984
Auto Trader Group plc	162,750	1,577,421
Avast plc	121,457	973,445
AVEVA Group plc	26,698	1,132,759
B&M European Value Retail S.A.	462,944	3,798,569
Babcock International Group plc *	887,284	3,474,675
Bank of Georgia Group plc	45,638	931,045
Beazley plc *	518,927	2,748,907
Biffa plc	262,386	1,220,185
Big Yellow Group plc	41,892	904,505
Bodycote plc	206,726	2,260,465
Brewin Dolphin Holdings plc	242,978	1,099,393

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Britvic plc	198,047	2,331,944
C&C Group plc *	398,304	1,196,190
Capita plc *	3,632,350	2,116,866
Card Factory plc *	2,056,822	1,327,933
Centamin plc	1,616,373	2,075,590
Chemring Group plc	232,802	837,752
Cineworld Group plc *(b)	3,159,124	1,964,375
Clarkson plc	17,069	816,350
Close Brothers Group plc	134,774	2,305,496
Coats Group plc	1,400,079	1,137,315
Computacenter plc	53,597	1,996,792
ConvaTec Group plc	840,974	2,147,334
Costain Group plc *	1,404,215	993,910
Countryside Properties plc *	304,489	1,663,725
Cranswick plc	50,467	2,375,599
Crest Nicholson Holdings plc	512,611	2,171,546
De La Rue plc *	408,445	764,087
Dechra Pharmaceuticals plc	13,643	910,607
Derwent London plc	28,334	1,270,771
Diploma plc	33,237	1,409,760
Domino's Pizza Group plc	173,936	826,121
Dunelm Group plc	58,238	1,035,537
Electrocomponents plc	205,608	3,285,994
Elementis plc *	795,967	1,421,637
Endeavour Mining plc	30,608	718,775
Entain plc *	148,288	3,274,328
Equiniti Group plc *	450,051	1,070,560
Essentra plc	463,776	1,871,405
Euromoney Institutional Investor plc	91,694	1,156,095
Ferrexpo plc	371,155	1,417,136
Flutter Entertainment plc *	23,684	3,192,927
Forterra plc	218,253	704,547
Frasers Group plc *	220,387	1,982,689
Fresnillo plc	118,786	1,426,957
Games Workshop Group plc	6,455	799,341
Genuit Group plc	115,701	881,697
Genus plc	13,450	860,535
Grafton Group plc	256,843	3,962,106
Grainger plc	256,761	1,012,970
Great Portland Estates plc	125,113	1,185,983
Greencore Group plc *	899,083	1,486,858
Greggs plc	68,957	2,735,991
Halfords Group plc	434,468	1,761,190
Halma plc	89,125	3,538,550
Hammerson plc (b)	2,935,175	1,173,126
Harbour Energy plc *	458,821	2,386,803
Hargreaves Lansdown plc	90,574	1,602,119
Hikma Pharmaceuticals plc	78,896	2,312,004
Hill & Smith Holdings plc	57,335	1,280,419
Hilton Food Group plc	60,765	908,431
Hiscox Ltd.	220,809	2,420,007
Hochschild Mining plc	331,967	578,855
HomeServe plc	131,938	1,569,240
Howden Joinery Group plc	355,359	4,069,531
Hunting plc	355,342	692,953
Ibstock plc	459,509	1,169,050
IG Group Holdings plc	290,014	2,960,157
IMI plc	198,368	4,464,118
Indivior plc *	715,483	2,175,250
Intermediate Capital Group plc	92,156	2,548,178
Intu Properties plc *(a)(b)	11,806,310	0
Investec plc	463,433	2,305,338
IWG plc *	603,920	2,233,166
J.D. Sports Fashion plc	800,905	2,361,842
J.D. Wetherspoon plc *	87,289	990,270
John Menzies plc *	165,483	591,122
Jupiter Fund Management plc	587,839	1,833,842
Just Group plc *	1,862,482	1,929,362
Kier Group plc *	2,093,471	2,985,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Lancashire Holdings Ltd.	176,327	1,183,899
Man Group plc	1,738,759	4,932,010
Marshalls plc	101,251	928,978
Marston's plc *	1,625,428	1,397,787
Mediclinic International plc *	520,415	1,998,053
Mitchells & Butlers plc *	495,165	1,531,631
Moneysupermarket.com Group plc	416,318	1,108,187
Morgan Advanced Materials plc	351,472	1,671,666
Morgan Sindall Group plc	67,101	2,108,397
National Express Group plc *	905,306	2,558,329
NewRiver REIT plc	416,058	476,135
Ocado Group plc *	34,250	813,590
OSB Group plc	178,029	1,182,372
Oxford Instruments plc	16,104	490,029
Pagegroup plc	380,639	3,175,105
Paragon Banking Group plc	200,172	1,370,482
PayPoint plc	88,912	706,960
Petrofac Ltd. *(b)	1,471,846	2,116,663
Petropavlovsk plc *	2,598,698	722,684
Pets at Home Group plc	337,738	2,086,684
Phoenix Group Holdings plc	281,959	2,388,149
Playtech plc *	487,885	4,815,219
Plus500 Ltd.	102,485	1,730,776
Premier Foods plc	1,182,051	1,610,769
Provident Financial plc *	685,061	3,217,491
PZ Cussons plc	192,978	493,769
QinetiQ Group plc	530,737	1,832,651
Quilter plc	483,704	897,196
Rathbone Brothers plc	32,637	798,807
Reach plc	529,458	1,807,220
Redde Northgate plc	504,896	2,638,510
Redrow plc	326,842	2,802,029
Renishaw plc	12,395	744,496
Rhi Magnesita N.V.	24,446	975,436
Rightmove plc	145,116	1,433,770
Rotork plc	460,717	2,073,616
Sabre Insurance Group plc	163,729	408,533
Safestore Holdings plc	59,650	1,050,384
Saga plc *	460,927	1,565,983
Savills plc	122,470	2,164,691
Schroders plc	62,960	2,862,053
Segro plc	160,609	2,993,923
Senior plc *	1,415,439	2,464,375
Serco Group plc	1,013,895	1,765,260
SIG plc *	2,689,562	1,764,912
Softcat plc	36,823	900,287
Spectris plc	85,621	3,968,078
Spirax-Sarco Engineering plc	16,589	3,430,354
Spirent Communications plc	255,454	905,072
SSP Group plc *	774,779	2,207,920
St. James's Place plc	200,079	4,098,949
Stagecoach Group plc *	1,440,731	1,304,716
SThree plc	205,319	1,412,512
Superdry plc *	224,409	748,171
Synthomer plc	256,003	1,593,207
TBC Bank Group plc	31,424	646,891
Ted Baker plc *	330,422	485,235
Telecom Plus plc	67,353	1,276,027
The British Land Co., plc	600,463	4,041,970
The Go-Ahead Group plc *	182,341	1,601,814
The Restaurant Group plc *	865,402	912,507
The Unite Group plc	52,601	738,362
The Weir Group plc	147,441	3,252,699
TP ICAP Group plc	604,324	1,014,112
Tritax Big Box REIT plc	180,333	567,822
Tullow Oil plc *	1,596,491	881,403
Tyman plc	208,584	1,061,053
Ultra Electronics Holdings plc	51,728	2,111,939
Vesuvius plc	324,194	1,775,682

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Victrex plc	56,090	1,706,762
Virgin Money UK plc *	1,036,954	2,313,692
Vistry Group plc	207,470	2,963,042
WH Smith plc *	109,623	1,923,114
Wizz Air Holdings plc *	15,682	818,688
Workspace Group plc	61,674	649,086
		278,157,731
Total Common Stocks (Cost $2,335,770,295)		2,594,216,044

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	20,873	1,343,894
Jungheinrich AG	42,308	1,977,261
Sartorius AG	2,212	1,511,325
Schaeffler AG	239,231	1,844,557
Sixt SE	18,036	1,630,196
		8,307,233

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	94,346	1,677,895

Republic of Korea 0.0%
Mirae Asset Securities Co., Ltd.	33,255	129,616
Total Preferred Stocks (Cost $8,399,595)		10,114,744

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
G.U.D. Holdings Ltd.
expires 12/15/21, strike AUD 10.40 *(a)	21,815	5,878

Republic of Korea 0.0%
Hyundai Doosan Infracore Co., Ltd.
expires 12/09/21, strike KRW 5,980.00 *	152,212	108,915

Singapore 0.0%
Mapletree Logistics Trust
expires 12/14/21, strike SGD 1.84 *(a)	23,462	342
Total Rights (Cost $194,471)		115,135
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	37,091	83,082
Total Warrants (Cost $0)		83,082

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,295,757	1,295,757
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	25,996,007	25,996,007
		27,291,764
Total Short-Term Investments (Cost $27,291,764)		27,291,764
Total Investments in Securities (Cost $2,371,656,125)		2,631,820,769

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/17/21	90	10,059,750	(378,561)

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,898,044.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
KRW —	South Korean Won
SGD —	Singapore Dollar

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,949,775,475	$—	$—	$1,949,775,475
Australia	135,188,596	—	620,998	135,809,594
Hong Kong	93,825,858	—	0*	93,825,858
Luxembourg	—	—	0*	0
Portugal	10,755,862	—	0*	10,755,862
Spain	35,467,000	—	0*	35,467,000
Sweden	90,371,169	—	53,355	90,424,524
United Kingdom	278,157,731	—	0*	278,157,731
Preferred Stocks[1]	10,114,744	—	—	10,114,744
Rights[1]	108,915	—	—	108,915
Australia	—	—	5,878	5,878
Singapore	—	—	342	342
Warrants[1]	—	—	83,082	83,082
Short-Term Investments[1]	27,291,764	—	—	27,291,764
Liabilities
Futures Contracts[2]	(378,561)	—	—	(378,561)
Total	$2,630,678,553	$—	$763,655	$2,631,442,208

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.8% OF NET ASSETS

Brazil 5.5%
Ambev S.A.	6,162,098	17,519,813
B3 S.A. - Brasil Bolsa Balcao	2,156,822	4,242,127
Banco Bradesco S.A.	3,011,502	9,073,985
Banco do Brasil S.A.	3,991,720	22,500,308
BRF S.A. *	1,703,967	5,957,768
CCR S.A.	2,632,921	5,737,877
Centrais Eletricas Brasileiras S.A.	775,058	4,477,201
Cia Brasileira de Distribuicao	424,382	1,682,908
Cia de Saneamento Basico do Estado de Sao Paulo	889,878	5,305,886
Cia Energetica de Minas Gerais	511,547	1,566,704
Cielo S.A.	8,195,305	3,003,245
Cogna Educacao *	7,806,115	3,427,220
Embraer S.A. *	2,534,323	8,587,351
IRB Brasil Resseguros S.A. *	5,565,329	4,246,425
Itau Unibanco Holding S.A.	1,180,958	4,202,288
JBS S.A.	3,205,672	20,231,774
Petroleo Brasileiro S.A.	10,404,885	55,518,263
Sendas Distribuidora S.A.	1,458,311	3,291,665
Suzano S.A. *	482,111	4,793,243
Telefonica Brasil S.A.	1,063,832	9,471,309
TIM S.A.	2,305,001	5,631,260
Ultrapar Participacoes S.A.	4,579,562	11,698,916
Vale S.A.	3,515,276	43,531,385
Vibra Energia S.A.	3,200,556	12,329,335
		268,028,256

Chile 0.7%
Banco de Chile	60,280,773	5,788,506
Cencosud S.A.	5,011,534	7,940,398
Empresas CMPC S.A.	2,205,070	3,546,703
Empresas COPEC S.A.	1,142,823	8,371,822
Enel Americas S.A.	47,494,501	6,078,265
Falabella S.A.	1,431,072	4,397,432
		36,123,126

China 24.2%
Agile Group Holdings Ltd.	4,584,720	3,022,821
Agricultural Bank of China Ltd., A Shares	21,399,800	9,765,545
Agricultural Bank of China Ltd., H Shares	68,342,517	22,529,970
Alibaba Group Holding Ltd. *	2,474,297	40,403,293
Anhui Conch Cement Co., Ltd., A Shares	331,900	1,885,166
Anhui Conch Cement Co., Ltd., H Shares	1,519,243	6,908,440
BAIC Motor Corp., Ltd., H Shares	20,200,500	8,343,620
Baidu, Inc., ADR *	136,882	20,510,399
Bank of China Ltd., A Shares	13,456,300	6,436,048
Bank of China Ltd., H Shares	188,944,804	65,681,153
Bank of Communications Co., Ltd., A Shares	8,077,400	5,788,707
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., H Shares	19,923,275	11,602,541
Beijing Enterprises Holdings Ltd.	1,486,645	5,024,865
BYD Co., Ltd., A Shares	25,400	1,213,668
BYD Co., Ltd., H Shares	167,270	6,574,207
China Cinda Asset Management Co., Ltd., H Shares	31,984,372	5,128,429
China CITIC Bank Corp., Ltd., A Shares	2,324,400	1,640,277
China CITIC Bank Corp., Ltd., H Shares	26,969,378	11,589,168
China Communications Services Corp., Ltd., H Shares	11,228,647	5,358,052
China Construction Bank Corp., A Shares	1,748,100	1,579,002
China Construction Bank Corp., H Shares	222,648,915	145,084,434
China Everbright Bank Co., Ltd., A Shares	6,878,900	3,613,746
China Everbright Bank Co., Ltd., H Shares	7,213,506	2,479,806
China Evergrande Group	13,919,564	4,088,817
China Gas Holdings Ltd.	1,630,992	2,933,164
China Hongqiao Group Ltd.	5,304,438	5,143,961
China Huarong Asset Management Co., Ltd., H Shares *(a)	62,648,288	4,098,415
China Jinmao Holdings Group Ltd.	14,619,788	4,463,284
China Life Insurance Co., Ltd., A Shares	168,000	778,504
China Life Insurance Co., Ltd., H Shares	3,969,514	6,537,909
China Longyuan Power Group Corp., Ltd., H Shares	3,801,975	7,803,075
China Mengniu Dairy Co., Ltd. *	1,311,738	7,319,356
China Merchants Bank Co., Ltd., A Shares	1,155,700	8,969,255
China Merchants Bank Co., Ltd., H Shares	2,843,541	21,994,461
China Minsheng Banking Corp., Ltd., A Shares	8,164,200	4,980,318
China Minsheng Banking Corp., Ltd., H Shares	23,009,751	8,854,615
China National Building Material Co., Ltd., H Shares	11,655,610	12,588,779
China Oriental Group Co., Ltd.	20,257,054	5,378,772
China Overseas Land & Investment Ltd.	9,833,736	22,654,861
China Pacific Insurance Group Co., Ltd., A Shares	325,200	1,381,508
China Pacific Insurance Group Co., Ltd., H Shares	1,681,803	4,875,510
China Petroleum & Chemical Corp., A Shares	15,575,300	9,867,601
China Petroleum & Chemical Corp., H Shares	172,834,132	75,599,760
China Railway Group Ltd., A Shares	3,416,700	2,839,727
China Railway Group Ltd., H Shares	12,663,563	6,026,517
China Resources Land Ltd.	4,145,688	17,256,306
China Resources Power Holdings Co., Ltd.	7,981,431	20,732,053

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co., Ltd., A Shares	1,259,000	3,857,839
China Shenhua Energy Co., Ltd., H Shares	8,486,530	17,591,709
China State Construction Engineering Corp., Ltd., A Shares	9,535,900	6,938,626
China Taiping Insurance Holdings Co., Ltd.	3,110,214	4,332,680
China Tower Corp., Ltd., H Shares	55,434,307	7,039,638
China Vanke Co., Ltd., A Shares	1,036,000	2,966,568
China Vanke Co., Ltd., H Shares	2,858,549	6,475,493
CITIC Ltd.	21,643,517	19,545,061
Country Garden Holdings Co., Ltd.	14,650,198	12,929,105
Dongfeng Motor Group Co., Ltd., H Shares	7,487,596	6,953,725
ENN Energy Holdings Ltd.	419,869	7,884,813
Fosun International Ltd.	4,932,086	5,390,223
Geely Automobile Holdings Ltd.	3,585,120	10,646,117
Guangzhou R&F Properties Co., Ltd., H Shares (b)	8,835,941	4,783,015
Hengan International Group Co., Ltd.	938,239	4,531,218
Huaneng Power International, Inc., A Shares	2,143,000	2,086,929
Huaneng Power International, Inc., H Shares	18,395,915	8,235,374
Industrial & Commercial Bank of China Ltd., A Shares	10,826,600	7,775,913
Industrial & Commercial Bank of China Ltd., H Shares	164,847,959	87,119,890
Industrial Bank Co., Ltd., A Shares	2,322,300	6,558,822
JD.com, Inc., A Shares *	471,697	20,559,996
Jiangxi Copper Co., Ltd., A Shares	434,900	1,554,274
Jiangxi Copper Co., Ltd., H Shares	3,791,256	6,108,144
Kingboard Holdings Ltd.	1,808,925	9,072,644
Kunlun Energy Co., Ltd.	8,309,170	7,823,304
Legend Holdings Corp., H Shares	3,519,824	5,553,446
Longfor Group Holdings Ltd.	1,583,836	7,517,068
Meituan, B Shares *	126,092	3,849,471
NetEase, Inc.	635,001	13,733,098
PetroChina Co., Ltd., H Shares	91,113,804	39,620,541
PICC Property & Casualty Co., Ltd., H Shares	18,805,907	16,090,022
Ping An Insurance Group Co. of China Ltd., A Shares	696,800	5,269,012
Ping An Insurance Group Co. of China Ltd., H Shares	5,354,073	37,120,730
Postal Savings Bank of China Co., Ltd., H Shares	11,458,433	7,775,305
SAIC Motor Corp., Ltd., A Shares	1,988,200	6,220,091
Shanghai Pudong Development Bank Co., Ltd., A Shares	5,062,500	6,755,981
Shenzhou International Group Holdings Ltd.	227,466	4,289,141
Shimao Group Holdings Ltd.	3,442,917	3,974,711
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	2,025,400	1,461,041
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	19,159,251	4,497,448
Sinopharm Group Co., Ltd., H Shares	4,284,271	9,309,511
Sunac China Holdings Ltd.	2,719,580	4,897,850
Tencent Holdings Ltd.	928,415	54,710,372
Vipshop Holdings Ltd., ADR *	305,844	2,988,096
Weichai Power Co., Ltd., A Shares	384,500	930,371
Weichai Power Co., Ltd., H Shares	2,016,814	3,585,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Yanzhou Coal Mining Co., Ltd., A Shares	199,800	711,865
Yanzhou Coal Mining Co., Ltd., H Shares (b)	4,491,932	7,052,630
		1,186,004,437

Colombia 0.3%
Bancolombia S.A.	616,613	4,980,353
Ecopetrol S.A.	11,812,745	7,663,532
		12,643,885

Czech Republic 0.2%
CEZ A/S	295,676	9,616,033

Egypt 0.1%
Commercial International Bank Egypt SAE GDR *	1,981,453	6,132,597

Greece 0.4%
Alpha Services and Holdings S.A. *	7,843,755	9,164,431
Hellenic Telecommunications Organization S.A.	357,855	6,144,739
Motor Oil Hellas Corinth Refineries S.A.	372,349	5,616,155
		20,925,325

Hungary 0.5%
MOL Hungarian Oil & Gas plc	1,698,880	12,647,707
OTP Bank Nyrt *	181,526	9,951,006
		22,598,713

India 9.9%
Axis Bank Ltd. *	1,143,629	9,977,318
Bharat Petroleum Corp., Ltd.	2,655,521	13,073,986
Bharti Airtel Ltd. *	1,345,390	13,037,228
Coal India Ltd.	4,961,418	10,034,737
GAIL India Ltd.	3,267,740	5,643,893
Grasim Industries Ltd.	406,782	8,998,433
HCL Technologies Ltd.	753,457	11,415,772
Hero MotoCorp Ltd.	165,233	5,385,119
Hindalco Industries Ltd.	2,408,254	13,226,531
Hindustan Petroleum Corp., Ltd.	3,653,874	14,347,603
Hindustan Unilever Ltd.	180,568	5,568,349
Housing Development Finance Corp., Ltd.	535,392	19,043,363
ICICI Bank Ltd.	577,671	5,490,959
Indian Oil Corp., Ltd.	13,957,044	22,090,953
Infosys Ltd.	2,137,201	48,704,664
ITC Ltd.	2,851,592	8,391,332
JSW Steel Ltd.	1,074,241	8,696,560
Larsen & Toubro Ltd.	363,394	8,533,310
Mahindra & Mahindra Ltd.	743,892	8,270,141
Maruti Suzuki India Ltd.	111,412	10,477,865
NTPC Ltd.	6,936,005	11,744,209
Oil & Natural Gas Corp., Ltd.	16,655,940	31,493,418
Power Grid Corp. of India Ltd.	2,283,655	6,282,501
Reliance Industries Ltd.	1,787,322	57,206,671
Reliance Industries Ltd., Interim Shares *(a)	61,894	1,981,036
State Bank of India	2,306,459	14,134,456
Sun Pharmaceutical Industries Ltd.	696,484	6,984,070
Tata Consultancy Services Ltd.	500,168	23,487,813
Tata Motors Ltd. *	4,500,710	27,464,497
Tata Motors Ltd., A Shares, DVR *	1,285,334	4,394,619
Tata Steel Ltd.	895,433	12,763,219

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tech Mahindra Ltd.	397,316	8,149,333
Vedanta Ltd.	4,375,372	19,727,817
Wipro Ltd.	981,933	8,326,227
		484,548,002

Indonesia 1.5%
PT Astra International Tbk	37,702,799	15,202,211
PT Bank Central Asia Tbk	16,022,278	8,138,389
PT Bank Mandiri (Persero) Tbk	21,928,696	10,717,463
PT Bank Rakyat Indonesia (Persero) Tbk	44,061,891	12,582,519
PT Telkom Indonesia (Persero) Tbk	80,772,287	22,501,758
PT United Tractors Tbk	3,349,829	4,993,461
		74,135,801

Kuwait 0.6%
Kuwait Finance House KSCP	2,565,636	6,717,302
Mobile Telecommunications Co. KSCP	3,651,956	6,869,299
National Bank of Kuwait SAKP	5,428,908	17,659,654
		31,246,255

Malaysia 1.7%
Axiata Group Berhad	8,884,872	8,227,710
CIMB Group Holdings Berhad	11,417,884	14,043,604
Genting Berhad	6,782,800	7,086,387
Malayan Banking Berhad	8,013,130	15,183,374
Petronas Chemicals Group Berhad	3,310,000	6,680,518
Public Bank Berhad	12,676,600	11,859,386
Tenaga Nasional Berhad	9,510,100	20,865,089
		83,946,068

Mexico 3.8%
Alfa S.A.B. de C.V., A Shares	15,091,128	10,765,583
America Movil S.A.B. de C.V., Series L	64,473,954	56,434,774
Cemex SAB de C.V., ADR *	3,307,548	20,341,420
Coca-Cola Femsa S.A.B. de C.V.	1,047,873	5,135,136
Fomento Economico Mexicano S.A.B. de C.V.	2,931,356	20,795,515
Grupo Bimbo S.A.B. de C.V., Series A	3,826,837	10,011,623
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,447,236	20,553,961
Grupo Mexico S.A.B. de C.V., Series B	3,463,995	14,462,395
Grupo Televisa S.A.B., Series CPO	3,522,505	6,492,772
Wal-Mart de Mexico S.A.B. de C.V.	6,094,110	19,107,989
		184,101,168

Philippines 0.1%
SM Investments Corp. (a)	283,409	5,489,861

Qatar 0.5%
Ooredoo QPSC	3,190,811	5,959,219
Qatar National Bank QPSC	3,441,357	18,326,809
		24,286,028

Russia 12.5%
Alrosa PJSC	5,461,698	9,442,895
Gazprom PJSC	46,209,792	210,059,052
Inter RAO UES PJSC	151,403,489	8,711,966
LUKOIL PJSC	1,658,063	146,922,689
Magnit PJSC	226,747	17,717,551
MMC Norilsk Nickel PJSC	54,517	15,909,198
Mobile TeleSystems PJSC	2,678,796	10,510,802
Novatek PJSC	876,976	19,206,371
SECURITY	NUMBER OF SHARES	VALUE ($)
Novolipetsk Steel PJSC	2,223,126	6,465,428
Rosneft Oil Co. PJSC	4,649,211	35,534,176
ROSSETI PJSC	271,435,180	4,626,874
Sberbank of Russia PJSC	14,962,740	64,086,443
Severstal PAO	397,212	8,419,386
Sistema PJSFC	12,939,982	4,392,178
Surgutneftegas PJSC	23,667,546	11,754,026
Tatneft PJSC	4,401,136	28,218,157
VTB Bank PJSC	12,998,250,000	8,360,121
		610,337,313

Saudi Arabia 2.7%
Al Rajhi Bank	512,065	18,044,299
Banque Saudi Fransi	420,714	4,508,131
Riyad Bank	1,151,776	8,596,260
Saudi Arabian Oil Co.	1,166,463	10,773,521
Saudi Basic Industries Corp.	1,389,906	40,086,318
Saudi Electricity Co.	1,260,341	7,928,363
Saudi Telecom Co.	593,671	17,565,167
The Saudi British Bank	542,744	4,340,100
The Saudi National Bank	1,440,850	23,197,393
		135,039,552

South Africa 6.4%
Absa Group Ltd.	1,941,395	16,235,084
AngloGold Ashanti Ltd.	475,669	10,244,082
Aspen Pharmacare Holdings Ltd.	530,987	7,895,340
Barloworld Ltd.	1,201,041	11,333,015
Bid Corp., Ltd.	556,271	10,587,505
FirstRand Ltd.	6,180,674	21,534,724
Gold Fields Ltd.	940,421	11,051,176
MTN Group Ltd. *	6,128,095	61,798,198
MultiChoice Group	763,739	5,863,018
Naspers Ltd., N Shares, N Shares	59,394	9,111,769
Nedbank Group Ltd.	1,192,026	12,287,938
Old Mutual Ltd.	10,693,487	8,108,331
Sanlam Ltd.	2,054,791	7,104,169
Sappi Ltd. *	3,203,553	8,942,659
Sasol Ltd. *	2,869,046	47,510,811
Shoprite Holdings Ltd.	1,035,776	12,744,432
Sibanye Stillwater Ltd.	1,348,696	4,245,462
Standard Bank Group Ltd.	2,683,670	21,712,207
The Bidvest Group Ltd.	594,408	6,706,855
The SPAR Group Ltd.	385,851	3,915,399
Thungela Resources Ltd. *	180,179	838,052
Vodacom Group Ltd. (b)	1,004,395	8,368,626
Woolworths Holdings Ltd.	2,072,269	6,673,162
		314,812,014

Taiwan 17.8%
Acer, Inc.	7,016,470	6,990,099
ASE Technology Holding Co., Ltd.	4,977,000	18,257,980
Asustek Computer, Inc.	1,770,176	22,441,944
AU Optronics Corp.	32,149,371	23,240,927
Catcher Technology Co., Ltd.	1,723,000	9,605,100
Cathay Financial Holding Co., Ltd.	8,281,840	17,871,582
Cheng Shin Rubber Industry Co., Ltd.	3,505,000	4,222,968
China Steel Corp.	17,710,088	20,732,736
Chunghwa Telecom Co., Ltd.	4,308,764	17,356,240
Compal Electronics, Inc.	23,290,000	19,391,232
CTBC Financial Holding Co., Ltd.	18,130,809	15,910,796
Delta Electronics, Inc.	1,389,696	12,795,129
E.Sun Financial Holding Co., Ltd.	6,390,598	6,194,199
Far Eastern New Century Corp.	9,137,061	9,168,444
Far EasTone Telecommunications Co., Ltd.	2,449,588	5,418,176

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Holding Co., Ltd.	8,264,655	6,866,282
Formosa Chemicals & Fibre Corp.	6,087,882	17,100,239
Formosa Petrochemical Corp.	2,578,704	8,847,789
Formosa Plastics Corp.	5,132,704	18,921,475
Foxconn Technology Co., Ltd.	2,806,858	6,581,925
Fubon Financial Holding Co., Ltd.	9,821,970	25,822,655
Hon Hai Precision Industry Co., Ltd.	37,841,928	140,863,513
Innolux Corp.	37,126,000	23,300,138
Inventec Corp.	11,230,646	10,420,999
Largan Precision Co., Ltd.	66,200	4,738,010
Lite-On Technology Corp.	4,023,229	8,725,232
MediaTek, Inc.	585,046	21,251,828
Mega Financial Holding Co., Ltd.	8,967,548	11,030,234
Nan Ya Plastics Corp.	7,455,588	22,121,815
Pegatron Corp.	9,483,234	22,715,150
Pou Chen Corp.	8,183,000	9,432,471
President Chain Store Corp.	556,000	5,379,129
Quanta Computer, Inc.	5,067,058	15,654,311
Synnex Technology International Corp.	4,139,178	8,693,844
Taiwan Cement Corp.	5,669,302	9,379,341
Taiwan Mobile Co., Ltd.	1,719,000	5,996,979
Taiwan Semiconductor Manufacturing Co., Ltd.	8,285,352	177,599,662
Uni-President Enterprises Corp.	6,349,796	14,935,592
United Microelectronics Corp.	9,139,931	20,939,546
Walsin Lihwa Corp.	9,552,000	8,966,434
Wistron Corp.	12,827,934	13,194,947
WPG Holdings Ltd.	6,329,880	11,451,131
Yageo Corp.	343,000	5,631,445
Yuanta Financial Holding Co., Ltd.	7,759,960	6,614,435
		872,774,103

Thailand 3.0%
Advanced Info Service PCL NVDR	1,349,700	8,251,004
Bangkok Bank PCL NVDR	1,890,400	6,339,200
Charoen Pokphand Foods PCL NVDR	7,631,500	5,390,005
CP ALL PCL NVDR	4,522,600	7,851,387
IRPC PCL	42,889,700	4,760,219
Kasikornbank PCL NVDR	1,751,700	6,861,767
Krung Thai Bank PCL NVDR	18,050,300	6,052,923
PTT Exploration & Production PCL NVDR	2,345,200	7,899,108
PTT Global Chemical PCL NVDR	6,394,100	10,673,436
PTT PCL NVDR	41,728,700	43,960,794
Thai Oil PCL NVDR	4,380,500	6,044,759
The Siam Cement PCL NVDR	1,576,200	17,400,294
The Siam Commercial Bank PCL NVDR	4,453,400	16,123,297
		147,608,193

Turkey 1.2%
Akbank T.A.S.	12,087,200	5,935,384
BIM Birlesik Magazalar A/S	621,895	3,250,514
Eregli Demir ve Celik Fabrikalari T.A.S.	3,489,609	5,923,879
Haci Omer Sabanci Holding A/S	4,701,551	4,581,956
KOC Holding A/S	3,439,368	7,392,786
Turk Hava YollariI AO *	4,047,829	5,249,656
Turkcell Iletisim Hizmetleri A/S	4,039,548	5,750,030
Turkiye Garanti Bankasi A/S	8,847,528	7,609,630
Turkiye Is Bankasi A/S, Class C	7,826,704	3,872,753
Turkiye Petrol Rafinerileri A/S *	728,687	8,325,343
		57,891,931

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	3,372,751	7,804,956
Emaar Properties PJSC	9,395,368	11,996,481
Emirates NBD Bank PJSC	2,086,186	7,497,116
SECURITY	NUMBER OF SHARES	VALUE ($)
Emirates Telecommunications Group Co. PJSC	1,930,838	16,789,896
First Abu Dhabi Bank PJSC	2,788,210	14,559,328
		58,647,777
Total Common Stocks (Cost $4,063,292,431)		4,646,936,438

PREFERRED STOCKS 4.9% OF NET ASSETS

Brazil 3.5%
Banco Bradesco S.A.	10,192,810	35,926,964
Centrais Eletricas Brasileiras S.A., B Shares	479,108	2,718,421
Companhia Energetica de Minas Gerais	3,198,110	7,439,507
Gerdau S.A.	2,257,365	10,310,431
Itau Unibanco Holding S.A.	12,210,886	48,379,636
Petroleo Brasileiro S.A.	13,086,728	68,183,089
		172,958,048

Colombia 0.2%
Bancolombia S.A.	1,011,493	8,177,352

Russia 1.2%
Surgutneftegas PJSC	23,124,705	11,664,753
Tatneft PJSC	436,863	2,588,361
Transneft PJSC	23,078	43,949,231
		58,202,345
Total Preferred Stocks (Cost $261,786,740)		239,337,745

RIGHTS 0.0% OF NET ASSETS

Thailand 0.0%
Charoen Pokphand Foods PCL NVDR
expires 12/31/21 *(a)	108,610	0
CP ALL PCL NVDR
expires 12/31/21 *(a)	300,386	0
		0
Total Rights (Cost $0)		0

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	20,684,629	20,684,629
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	12,563,500	12,563,500
		33,248,129
Total Short-Term Investments (Cost $33,248,129)		33,248,129
Total Investments in Securities (Cost $4,358,327,300)		4,919,522,312

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/17/21	208	12,607,920	(376,341)

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $11,767,903.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,970,894,138	$—	$—	$2,970,894,138
China	1,181,906,022	—	4,098,415	1,186,004,437
India	482,566,966	—	1,981,036	484,548,002
Philippines	—	—	5,489,861	5,489,861
Preferred Stocks[1]	239,337,745	—	—	239,337,745
Rights[1]	—	—	—	—
Thailand	—	—	0*	0
Short-Term Investments[1]	33,248,129	—	—	33,248,129
Liabilities
Futures Contracts[2]	(376,341)	—	—	(376,341)
Total	$4,907,576,659	$—	$11,569,312	$4,919,145,971

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447NOV21